UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2022

Item 1.	Reports to Stockholders

Fidelity® Corporate Bond ETF
Fidelity® Investment Grade Bond ETF
Fidelity® Investment Grade Securitized ETF
Fidelity® Limited Term Bond ETF
Fidelity® Low Duration Bond Factor ETF
Fidelity® Total Bond ETF
Annual Report
August 31, 2022

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2022 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Annual Report	2

Market Recap
U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course (-2.83%) in August, when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.
3	Annual Report

Fidelity® Corporate Bond ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Corporate Bond ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended August 31, 2022
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity Corporate Bond ETF – NAVA	-15.30	1.08	2.09
Fidelity Corporate Bond ETF – Market PriceB	-15.61	0.97	1.95
Bloomberg U.S. Credit Bond IndexA	-14.43	0.95	1.99
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Corporate Bond ETF and the fund’s benchmark, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 6, 2014.
B	From October 9, 2014, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Corporate Bond ETF – NAV on October 6, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Credit Bond Index performed over the same period.
Annual Report	4

Fidelity® Corporate Bond ETF
Management’s Discussion of Fund Performance
Comments from Co-Portfolio Managers Matthew Bartlett and Jay Small:
For the fiscal year ending August 31, 2022, the exchange-traded fund's (ETF) net asset value returned -15.30% and its market price returned -15.61%, trailing the -14.43% result of the benchmark, the Bloomberg U.S. Credit Bond Index. Within the context of a challenging period for riskier assets, security selection detracted versus the benchmark the past 12 months, whereas sector positioning had a roughly neutral impact on the fund's relative performance. Picks among investment-grade corporate bonds in the financials sector detracted the most. Within financials, choices among banks were the biggest negative, while selections among insurers and REITs (real estate investment trusts) detracted to a lesser degree. Overweight allocations to banks, REITs and finance companies also dampened relative performance. Within the industrials sector, picks among consumer-related issuers were the primary detractor, while choices among technology and communications companies were more modest dampeners. On the plus side, selection among and overweighted exposure to energy issuers aided relative performance. Outside of corporates, an out-of-benchmark stake in U.S. Treasuries, which we held for liquidity and risk-management purposes, was the largest positive contributor this period. This contribution was partially offset by underweighting other government-related categories, as these bonds outperformed credit in a declining market.
Note to shareholders: After 30 years of service, David Prothro retired from Fidelity on December 31, 2021.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
5	Annual Report

Fidelity® Corporate Bond ETF
Investment Summary (Unaudited)

Quality Diversification as of August 31, 2022
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2022
* Foreign investments – 21.4%

Annual Report	6

Fidelity® Investment Grade Bond ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Investment Grade Bond ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended August 31, 2022
Average Annual Total Returns	Past 1 Year	Life of Fund
Fidelity Investment Grade Bond ETF – NAVA	-11.65	-6.61
Fidelity Investment Grade Bond ETF – Market PriceB	-11.70	-6.39
Bloomberg U.S. Aggregate Bond IndexA	-11.52	-6.88
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Investment Grade Bond ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From March 2, 2021.
B	From March 4, 2021, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Investment Grade Bond ETF – NAV on March 2, 2021, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.
7	Annual Report

Fidelity® Investment Grade Bond ETF
Management’s Discussion of Fund Performance
Comments from Co-Portfolio Managers Jeffrey Moore and Michael Plage:
For the fiscal year ending August 31, 2022, the exchange-traded fund’s (ETF) net asset value returned -11.65%, compared with the -11.52% return for the benchmark Bloomberg U.S. Aggregate Bond Index. The ETF’s market price returned -11.70% the past 12 months. Relative to this index, the fund benefited from our positioning in U.S. Treasuries. Having sold all our shortest-dated Treasuries by the end of 2022, the fund's average duration (interest-rate sensitivity) was below that of the benchmark. This stance was helpful as rates rose this period. Another positive factor was the fund's notable underweighting in mortgage-backed securities (MBS). We limited our exposure here due to what we saw as MBS' poor risk/reward trade-off, and our reduced allocation lifted the fund's result, given these securities' weak performance over the past 12 months. In contrast, an overweighting in investment-grade corporate debt detracted, as credit spreads widened, sending yields higher and prices lower. We particularly saw underperformance from debt of high-quality bank issuers – which we favored for their generally defensive characteristics, such as their strong balance sheets and highly regulated nature, but that struggled amid the general underperformance of corporate bonds.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	8

Fidelity® Investment Grade Bond ETF
Investment Summary (Unaudited)
Quality Diversification as of August 31, 2022
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2022
* Foreign investments – 14.1%

9	Annual Report

Fidelity® Investment Grade Securitized ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Investment Grade Securitized ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended August 31, 2022
Average Annual Total Returns	Past 1 Year	Life of Fund
Fidelity Investment Grade Securitized ETF – NAVA	-10.49	-6.91
Fidelity Investment Grade Securitized ETF – Market PriceB	-10.36	-6.84
Bloomberg U.S. Securitized IndexA	-9.72	-6.48
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Investment Grade Securitized ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From March 2, 2021.
B	From March 4, 2021, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Investment Grade Securitized ETF – NAV on March 2, 2021, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Securitized Index performed over the same period.
Annual Report	10

Fidelity® Investment Grade Securitized ETF
Management’s Discussion of Fund Performance
Comments from Co-Portfolio Managers Franco Castagliuolo and Sean Corcoran:
For the fiscal year ending August 31, 2022, the exchange-traded fund’s (ETF) net asset value returned -10.49%, lagging, net of fees, the -9.72% result of the benchmark, the Bloomberg U.S. Securitized Index. The ETF’s market price returned -10.36% the past 12 months. In managing the fund this period, we attempted to exploit market inefficiencies and identify attractively valued securities, in accordance with our longer-term strategy. The fund had more sensitivity to interest rates than the benchmark this period, as measured by its slightly longer duration. This positioning detracted from the fund’s performance versus the benchmark because interest rates rose more than we expected. The fund’s overweighting in 30-year mortgage-backed securities (MBS) issued by Fannie Mae and Freddie Mac, as well as its overweighting in Ginnie Mae securities, also hurt our relative result, given that that these securities lagged the benchmark. Exposure to non-agency residential MBS and non-agency commercial mortgage-backed securities (CMBS), categories that also underperformed this period, modestly detracted from relative performance as well. In contrast, underweighting MBS comprised of 15- and 20-year mortgages added meaningful value. Timely overweights in agency CMBS further boosted relative performance, as did exposure to asset-backed securities (ABS) comprised of auto and consumer loans.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
11	Annual Report

Fidelity® Investment Grade Securitized ETF
Investment Summary (Unaudited)
Quality Diversification as of August 31, 2022
* Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2022
* Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report	12

Fidelity® Limited Term Bond ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Limited Term Bond ETF, with comparisons over different time periods to the fund’s relevant benchmarks. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended August 31, 2022
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity Limited Term Bond ETF – NAVA	-6.38	1.00	1.37
Fidelity Limited Term Bond ETF – Market PriceB	-6.47	0.97	1.30
Bloomberg U.S. 1-5 Year Government/Credit Bond IndexA	-5.84	0.86	1.12
Fidelity Limited Term Composite IndexA	-6.03	1.15	1.46
Bloomberg U.S. 1-5 Year Credit Bond IndexA	-6.10	1.27	1.60
Bloomberg U.S. 1-5 Year Government Bond IndexA	-5.72	0.63	0.86
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Limited Term Bond ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 6, 2014.
B	From October 9, 2014, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Limited Term Bond ETF – NAV on October 6, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. 1-5 Year Government/Credit Bond Index performed over the same period.
13	Annual Report

Fidelity® Limited Term Bond ETF
Management’s Discussion of Fund Performance
Comments from Co-Portfolio Manager Rob Galusza:
For the fiscal year ending August 31, 2022, the exchange-traded fund’s (ETF) net asset value returned -6.38%, net of fees, trailing the -6.03% result of the benchmark Fidelity Limited Term Composite IndexSM. The ETF’s market price returned -6.47% the past 12 months. Overall, both sector allocation and security selection detracted from performance, relative to the benchmark. Specifically, the fund’s non-benchmark holdings in asset-backed securities and derivatives/futures hampered our result. The portfolio’s underweight position in U.S. Treasuries also modestly detracted from relative performance. Conversely, while corporate bonds struggled in general during the period, the fund’s corporate debt holdings added value versus the Composite index. Our positioning along the yield curve also helped, as did a notable underweighting in government agency debt. At period end, corporates made up about 62% of assets, roughly in line with the 64% average within the Composite index.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	14

Fidelity® Limited Term Bond ETF
Investment Summary (Unaudited)

Quality Diversification as of August 31, 2022
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2022
* Foreign investments – 15.7%

15	Annual Report

Fidelity® Low Duration Bond Factor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Low Duration Bond Factor ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CboeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended August 31, 2022
Average Annual Total Returns	Past 1 Year	Life of Fund
Fidelity Low Duration Bond Factor ETF – NAVA	-1.53	1.41
Fidelity Low Duration Bond Factor ETF – Market PriceB	-1.55	1.40
Fidelity Low Duration Investment Grade Factor IndexA	-1.30	1.64
Bloomberg U.S. Treasury Bill: 6-9 Months IndexA	-0.39	1.10
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Low Duration Bond Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From June 12, 2018.
B	From June 14, 2018, date initially listed on the CboeBZX exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Low Duration Bond Factor ETF – NAV on June 12, 2018, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity Low Duration Investment Grade Factor Index and Bloomberg U.S. Treasury Bill: 6-9 Months Index performed over the same period.
Annual Report	16

Fidelity® Low Duration Bond Factor ETF
Management’s Discussion of Fund Performance
Comments from Co-Portfolio Managers Brandon Bettencourt and Richard Munclinger:
For the fiscal year ending August 31, 2022, the exchange traded fund’s (ETF) net asset value returned -1.53%, roughly in line with the -1.30% result of the benchmark, the Fidelity Low Duration Investment Grade Factor Index. The ETF’s market price returned -1.55% the past 12 months. The fund’s supplemental index, the Bloomberg U.S. Treasury Bill: 6-9 Months Index, returned -0.39%. Our results versus the benchmark met our goal of producing monthly returns, before expenses, that closely match the benchmark return. Given the large number of securities in the benchmark (roughly 370) and the significant cost and liquidity challenges associated with full replication of the index, we use “stratified sampling techniques” in constructing the portfolio. This approach involves defining and maintaining a subset of constituent securities that, in aggregate, mirrors the chief characteristics of the index – including maturity, duration, sector allocation, credit quality and other factors. Returns for all major categories of U.S. bonds were solidly negative for the year. Bond yields rose and prices fell as the U.S. Federal Reserve aggressively tightened monetary policy with interest rate hikes. The central bank raised the federal funds rate from zero at the start of the reporting period to a range of 2.25% to 2.50% by period end. Government bonds, including U.S. Treasuries, agency debentures and government agency-backed mortgage securities, outpaced riskier segments, like corporate-backed credit. Longer-term bonds suffered steeper declines than their shorter-term counterparts.
Note to shareholders: On August 31, 2021, the Bloomberg U.S. Treasury Bill: 6-9 Months Index was added as a supplemental index.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
17	Annual Report

Fidelity® Low Duration Bond Factor ETF
Investment Summary (Unaudited)

Top Five Holdings as of August 31, 2022
(by issuer, excluding cash equivalents)	% of fund’s net assets
U.S. Treasury Notes	6.7
JPMorgan Chase & Co.	4.7
U.S. Treasury Bonds	4.1
Goldman Sachs Group, Inc.	3.9
Morgan Stanley	3.6
23.0

Top Five Market Sectors as of August 31, 2022
% of fund's net assets
Financials	69.0
Utilities	5.2
Communication Services	3.4
Health Care	3.4
Industrials	3.0
Quality Diversification as of August 31, 2022
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2022
* Foreign investments – 36.3%

Annual Report	18

Fidelity® Total Bond ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Total Bond ETF, with comparisons over different time periods to the fund’s relevant benchmarks. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended August 31, 2022
Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of Fund
Fidelity Total Bond ETF – NAVA	-11.32	1.26	2.00
Fidelity Total Bond ETF – Market PriceB	-11.43	1.23	1.92
Bloomberg U.S. Aggregate Bond IndexA	-11.52	0.52	1.35
Bloomberg U.S. Universal Bond IndexA	-11.85	0.63	1.55
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Total Bond ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From October 6, 2014.
B	From October 9, 2014, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Total Bond ETF – NAV on October 6, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.
19	Annual Report

Fidelity® Total Bond ETF
Management’s Discussion of Fund Performance
Comments from Co-Managers Ford O’Neil and Celso Munoz:
For the fiscal year ending August 31, 2022, the exchange traded fund’s (ETF) net asset value returned -11.32%, roughly in line, net of fees, with the -11.52% result of the benchmark, the Bloomberg U.S. Aggregate Bond Index. The ETF’s market price returned -11.43% the past 12 months. The fund had a shorter duration (less interest-rate sensitivity), which boosted relative performance as interest rates rose. Underweighting mortgage-backed securities also aided the fund’s relative return, as did non-index exposure to Treasury Inflation-Protected Securities (TIPS), which we owned early in the period. In contrast, allocations to “plus” sectors – including high-yield bonds, leveraged loans and emerging markets debt – detracted, given that these segments underperformed the benchmark in an environment that favored higher-quality sectors. Likewise, among investment-grade holdings, overweighting BBB-rated corporate bonds detracted, as these lower-quality securities lagged high-quality corporate bonds. Overweighting asset-backed securities, including collateralized loan obligations (CLOs), and commercial mortgage-backed securities, also hindered the relative result.
Note to shareholders: On October 1, 2022, Matthew Torchia assumed co-management responsibilities for the fund’s real estate high income sleeve. On October 1, 2022, Franco Castagliuolo assumed co-management responsibilities for the fund. On October 1, 2022, Michael Plage assumed co-management responsibilities for the fund's investment grade sleeve, succeeding Jeff Moore.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	20

Fidelity® Total Bond ETF
Investment Summary (Unaudited)

Quality Diversification as of August 31, 2022
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2022
* Foreign investments – 15.3%

21	Annual Report

Fidelity® Corporate Bond ETF
Schedule of Investments August 31, 2022
Showing Percentage of Net Assets
Nonconvertible Bonds – 91.0%
	Principal Amount	Value
COMMUNICATION SERVICES – 7.8%
Diversified Telecommunication Services – 2.2%
AT&T, Inc.:
3.55% 9/15/55	$ 712,000	$ 521,320
3.65% 6/1/51 to 9/15/59	485,000	360,835
3.80% 12/1/57	419,000	317,170
4.30% 2/15/30	332,000	318,451
4.50% 5/15/35	293,000	275,176
Level 3 Financing, Inc. 3.40% 3/1/27 (a)	361,000	320,193
Verizon Communications, Inc.:
2.10% 3/22/28	218,000	192,662
2.55% 3/21/31	512,000	432,744
3.70% 3/22/61	475,000	366,196
4.40% 11/1/34	362,000	342,406
		3,447,153
Entertainment – 0.8%
Magallanes, Inc.:
3.755% 3/15/27 (a)	142,000	132,640
4.054% 3/15/29 (a)	49,000	44,619
4.279% 3/15/32 (a)	477,000	415,626
5.05% 3/15/42 (a)	171,000	139,794
5.141% 3/15/52 (a)	416,000	332,965
5.391% 3/15/62 (a)	345,000	276,933
		1,342,577
Interactive Media & Services – 0.2%
Tencent Holdings Ltd.:
2.88% 4/22/31 (a)	235,000	200,904
3.575% 4/11/26 (a)	200,000	193,537
		394,441
Media – 3.1%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.50% 8/15/30 (a)	943,000	793,039
Charter Communications Operating LLC / Charter Communications Operating Capital:
3.70% 4/1/51	408,000	272,236
3.85% 4/1/61	300,000	191,877
4.20% 3/15/28	358,000	337,515
5.375% 5/1/47	338,000	288,073
Comcast Corp.:
2.937% 11/1/56	405,000	274,394
2.987% 11/1/63	405,000	270,803
Discovery Communications LLC 4.125% 5/15/29	495,000	451,079
Fox Corp.:
3.50% 4/8/30	358,000	324,738
4.709% 1/25/29	259,000	256,320

	Principal Amount	Value

5.476% 1/25/39	$ 78,000	$ 76,677
5.576% 1/25/49	310,000	299,723
The Walt Disney Co. 4.75% 11/15/46	204,000	199,565
Time Warner Cable LLC:
4.50% 9/15/42	313,000	236,581
5.875% 11/15/40	354,000	317,133
7.30% 7/1/38	378,000	388,318
		4,978,071
Wireless Telecommunication Services – 1.5%
Rogers Communications, Inc.:
3.80% 3/15/32 (a)	349,000	318,534
4.30% 2/15/48	100,000	82,918
4.55% 3/15/52 (a)	304,000	266,845
T-Mobile USA, Inc.:
2.40% 3/15/29	242,000	208,092
2.70% 3/15/32	380,000	316,553
3.75% 4/15/27	412,000	395,067
Vodafone Group PLC:
3.25% 6/4/81 (b)	250,000	216,076
4.375% 5/30/28	212,000	209,529
5.25% 5/30/48	344,000	317,530
		2,331,144
TOTAL COMMUNICATION SERVICES		12,493,386
CONSUMER DISCRETIONARY – 4.0%
Automobiles – 1.9%
Ford Motor Co. 3.25% 2/12/32	850,000	665,482
Ford Motor Credit Co. LLC 4.95% 5/28/27	500,000	469,412
General Motors Co.:
5.40% 4/1/48	300,000	261,969
5.95% 4/1/49	386,000	358,409
General Motors Financial Co., Inc. 3.10% 1/12/32	450,000	363,167
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (a)	450,000	381,622
4.75% 11/13/28 (a)	550,000	538,730
		3,038,791
Diversified Consumer Services – 0.1%
Ingersoll-Rand Luxembourg Finance SA 3.80% 3/21/29	250,000	235,559
Hotels, Restaurants & Leisure – 0.2%
Starbucks Corp. 4.45% 8/15/49	365,000	326,422

See accompanying notes which are an integral part of the financial statements.
Annual Report	22

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Household Durables – 0.2%
Toll Brothers Finance Corp. 4.375% 4/15/23	$ 269,000	$ 267,829
Internet & Direct Marketing Retail – 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31	200,000	166,422
Specialty Retail – 1.5%
Advance Auto Parts, Inc. 1.75% 10/1/27	338,000	289,551
AutoNation, Inc.:
3.85% 3/1/32	470,000	402,712
4.75% 6/1/30	19,000	17,785
Genuine Parts Co. 2.75% 2/1/32	450,000	373,393
Lowe's Companies, Inc. 3.65% 4/5/29	291,000	274,865
O'Reilly Automotive, Inc. 4.35% 6/1/28	416,000	411,934
Tapestry, Inc. 3.05% 3/15/32	684,000	544,750
		2,314,990
TOTAL CONSUMER DISCRETIONARY		6,350,013
CONSUMER STAPLES – 7.2%
Beverages – 1.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.70% 2/1/36	198,000	191,563
4.90% 2/1/46	288,000	273,415
Anheuser-Busch InBev Finance, Inc.:
4.70% 2/1/36	204,000	197,368
4.90% 2/1/46	222,000	210,757
Anheuser-Busch InBev Worldwide, Inc.:
4.50% 6/1/50	436,000	395,318
4.90% 1/23/31	345,000	354,437
Constellation Brands, Inc. 2.875% 5/1/30	283,000	246,554
Molson Coors Brewing Co.:
3.00% 7/15/26	381,000	356,938
5.00% 5/1/42	355,000	329,232
		2,555,582
Food & Staples Retailing – 0.6%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	309,000	267,388
CVS Health Corp.:
4.78% 3/25/38	246,000	233,837
4.875% 7/20/35	134,000	130,814

	Principal Amount	Value

5.05% 3/25/48	$ 226,000	$ 217,596
5.125% 7/20/45	171,000	164,007
		1,013,642
Food Products – 2.2%
Conagra Brands, Inc. 4.60% 11/1/25	371,000	370,606
JBS U.S.A. Lux SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc.:
2.50% 1/15/27 (a)	1,000,000	897,410
3.00% 5/15/32 (a)	405,000	334,643
4.375% 2/2/52 (a)	405,000	320,063
5.50% 1/15/30 (a)	530,000	530,000
McCormick & Co., Inc. 1.85% 2/15/31	261,000	208,547
Smithfield Foods, Inc. 3.00% 10/15/30 (a)	135,000	110,011
Viterra Finance BV 4.90% 4/21/27 (a)	780,000	748,767
		3,520,047
Tobacco – 2.8%
Altria Group, Inc.:
2.45% 2/4/32	440,000	332,554
4.25% 8/9/42	155,000	116,149
4.40% 2/14/26	188,000	186,998
4.80% 2/14/29	453,000	438,660
BAT Capital Corp.:
2.259% 3/25/28	404,000	340,953
2.726% 3/25/31	480,000	384,126
3.557% 8/15/27	1,006,000	924,165
3.984% 9/25/50	440,000	299,226
Imperial Brands Finance PLC:
3.50% 7/26/26 (a)	550,000	509,103
4.25% 7/21/25 (a)	250,000	244,638
Reynolds American, Inc. 4.45% 6/12/25	607,000	601,263
		4,377,835
TOTAL CONSUMER STAPLES		11,467,106
ENERGY – 9.8%
Energy Equipment & Services – 1.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (a)	550,000	492,251
DCP Midstream Operating LP:
3.875% 3/15/23	210,000	209,475
5.125% 5/15/29	945,000	921,091
5.85% 5/21/43 (a)(b)	418,000	407,299
		2,030,116
See accompanying notes which are an integral part of the financial statements.
23	Annual Report

Fidelity® Corporate Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – 8.6%
Canadian Natural Resources Ltd.:
4.95% 6/1/47	$ 134,000	$ 126,729
6.25% 3/15/38	350,000	365,672
Cenovus Energy, Inc.:
2.65% 1/15/32	99,000	81,255
3.75% 2/15/52	290,000	223,980
4.25% 4/15/27	438,000	431,437
5.40% 6/15/47	288,000	279,080
6.75% 11/15/39	71,000	77,614
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	405,000	413,236
ConocoPhillips 6.50% 2/1/39	331,000	388,774
Eastern Gas Transmission & Storage, Inc.:
3.00% 11/15/29	418,000	381,863
3.90% 11/15/49	356,000	283,906
Enbridge, Inc.:
4.25% 12/1/26	214,000	210,645
5.75% 7/15/80 (b)	355,000	333,406
Energy Transfer LP:
4.00% 10/1/27	452,000	429,170
4.20% 9/15/23	448,000	447,061
4.25% 4/1/24	228,000	227,534
4.95% 6/15/28	238,000	233,920
5.00% 5/15/50	300,000	257,457
5.40% 10/1/47	316,000	281,522
5.80% 6/15/38	123,000	115,181
6.00% 6/15/48	257,000	244,257
Enterprise Products Operating LLC 4.90% 5/15/46	183,000	170,645
Equinor ASA 2.375% 5/22/30	382,000	335,206
Hess Corp.:
4.30% 4/1/27	194,000	189,406
5.60% 2/15/41	410,000	395,567
6.00% 1/15/40	405,000	412,399
Marathon Petroleum Corp. 4.75% 9/15/44	345,000	303,490
MPLX LP:
1.75% 3/1/26	351,000	317,656
2.65% 8/15/30	442,000	368,449
4.875% 12/1/24	130,000	131,174
Occidental Petroleum Corp.:
2.90% 8/15/24	86,000	83,764
3.45% 7/15/24	481,000	473,601
Ovintiv, Inc.:
7.20% 11/1/31	270,000	290,138

	Principal Amount	Value

8.125% 9/15/30	$ 148,000	$ 164,495
Petroleos Mexicanos:
5.35% 2/12/28	394,000	320,164
6.49% 1/23/27	85,000	75,310
6.50% 3/13/27	280,000	246,624
Plains All American Pipeline LP / PAA Finance Corp.:
3.85% 10/15/23	305,000	303,747
4.65% 10/15/25	416,000	411,385
Spectra Energy Partners LP 3.375% 10/15/26	178,000	169,582
Suncor Energy, Inc.:
6.50% 6/15/38	255,000	277,747
6.85% 6/1/39	166,000	184,686
The Williams Cos., Inc.:
3.50% 11/15/30	272,000	244,680
4.65% 8/15/32	163,000	157,140
5.30% 8/15/52	37,000	35,626
5.75% 6/24/44	360,000	363,406
TransCanada PipeLines Ltd. 4.875% 5/15/48	356,000	338,966
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	26,000	23,240
Western Midstream Operating LP 4.30% 2/1/30	1,174,000	1,059,535
		13,681,527
TOTAL ENERGY		15,711,643
FINANCIALS – 31.0%
Banks – 12.9%
Banco Santander SA 2.749% 12/3/30	720,000	559,065
Bank of America Corp.:
2.676% 6/19/41 (b)	539,000	385,943
2.884% 10/22/30 (b)	487,000	422,773
3.194% 7/23/30 (b)	495,000	440,608
3.458% 3/15/25 (b)	337,000	331,466
3.705% 4/24/28 (b)	362,000	343,867
4.25% 10/22/26	368,000	362,449
4.45% 3/3/26	310,000	308,739
Bank of Ireland Group PLC 4.50% 11/25/23 (a)	600,000	595,379
Bank of Nova Scotia 4.50% 12/16/25	346,000	345,085
Barclays PLC:
1.007% 12/10/24 (b)	333,000	315,587
2.645% 6/24/31 (b)	550,000	436,367
2.894% 11/24/32 (b)	920,000	721,571
4.836% 5/9/28	415,000	391,476
5.088% 6/20/30 (b)	200,000	186,704

See accompanying notes which are an integral part of the financial statements.
Annual Report	24

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
BPCE SA:
2.277% 1/20/32 (a)(b)	$ 650,000	$ 503,380
4.875% 4/1/26 (a)	350,000	341,048
Citigroup, Inc.:
2.572% 6/3/31 (b)	296,000	247,314
2.666% 1/29/31 (b)	307,000	258,832
4.30% 11/20/26	381,000	375,633
4.40% 6/10/25	595,000	592,402
4.91% 5/24/33 (b)	295,000	288,576
Commonwealth Bank of Australia 3.784% 3/14/32 (a)	610,000	524,177
Cooperatieve Rabobank UA 3.75% 7/21/26	700,000	667,567
Danske Bank A/S 1.171% 12/8/23 (a)(b)	500,000	494,723
Fifth Third Bancorp 8.25% 3/1/38	395,000	509,194
HSBC Holdings PLC:
1.589% 5/24/27 (b)	790,000	688,123
2.357% 8/18/31 (b)	570,000	450,381
2.848% 6/4/31 (b)	400,000	330,334
4.041% 3/13/28 (b)	300,000	282,229
Huntington Bancshares, Inc. 2.487% 8/15/36 (b)	388,000	293,136
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	200,000	187,600
JPMorgan Chase & Co.:
2.522% 4/22/31 (b)	256,000	216,544
2.956% 5/13/31 (b)	467,000	400,265
4.125% 12/15/26	306,000	302,148
4.95% 6/1/45	204,000	195,462
Lloyds Banking Group PLC 1.627% 5/11/27 (b)	600,000	529,963
Natwest Group PLC 2.359% 5/22/24 (b)	215,000	211,202
Santander Holdings USA, Inc. 3.50% 6/7/24	230,000	226,034
Societe Generale:
1.488% 12/14/26 (a)(b)	325,000	283,226
3.00% 1/22/30 (a)	625,000	524,265
3.625% 3/1/41 (a)	750,000	496,183
Standard Chartered PLC 3.785% 5/21/25 (a)(b)	500,000	487,981
SVB Financial Group 3.125% 6/5/30	197,000	168,730
Synchrony Bank 5.625% 8/23/27	250,000	248,001
Truist Bank 2.25% 3/11/30	500,000	416,336

	Principal Amount	Value

UniCredit SpA 1.982% 6/3/27 (a)(b)	$ 625,000	$ 528,833
Wells Fargo & Co.:
2.164% 2/11/26 (b)	526,000	494,902
4.478% 4/4/31 (b)	432,000	415,459
4.65% 11/4/44	384,000	346,153
Westpac Banking Corp. 5.405% 8/10/33 (b)	600,000	576,717
Zions Bancorp N.A. 3.25% 10/29/29	420,000	356,636
		20,606,768
Capital Markets – 4.8%
Ares Capital Corp.:
2.15% 7/15/26	335,000	290,961
4.25% 3/1/25	378,000	367,824
Blackstone Private Credit Fund 4.70% 3/24/25	476,000	460,616
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	351,000	324,755
3.091% 5/14/32 (a)(b)	725,000	547,957
3.869% 1/12/29 (a)(b)	250,000	216,562
4.194% 4/1/31 (a)(b)	700,000	588,156
4.55% 4/17/26	250,000	239,639
Goldman Sachs Group, Inc.:
3.50% 11/16/26	218,000	209,414
4.223% 5/1/29 (b)	336,000	321,272
Morgan Stanley:
1.794% 2/13/32 (b)	414,000	324,912
2.239% 7/21/32 Series MTN (b)	460,000	370,533
2.699% 1/22/31 (b)	266,000	230,145
3.625% 1/20/27	404,000	392,509
4.35% 9/8/26	535,000	528,712
4.431% 1/23/30 (b)	400,000	389,656
5.00% 11/24/25	707,000	718,011
UBS Group AG:
3.126% 8/13/30 (a)(b)	500,000	436,877
4.375% 12/31/99 (a)(b)(c)	265,000	199,537
4.875% 12/31/99 (a)(b)(c)	570,000	491,335
		7,649,383
Consumer Finance – 2.0%
Ally Financial, Inc.:
2.20% 11/2/28	304,000	250,951
5.75% 11/20/25	141,000	142,514
5.80% 5/1/25	229,000	234,253
Capital One Financial Corp.:
2.359% 7/29/32 (b)	432,000	333,218
5.247% 7/26/30 (b)	281,000	276,433
Citizens Financial Group, Inc. 2.638% 9/30/32	397,000	315,769
See accompanying notes which are an integral part of the financial statements.
25	Annual Report

Fidelity® Corporate Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
Discover Financial Services 4.50% 1/30/26	$ 128,000	$ 125,360
Ford Motor Credit Co. LLC:
3.375% 11/13/25	615,000	561,452
3.625% 6/17/31	200,000	161,946
4.063% 11/1/24	350,000	339,756
Santander Holdings USA, Inc. 2.49% 1/6/28 (b)	205,000	178,266
Synchrony Financial 4.375% 3/19/24	319,000	317,658
		3,237,576
Diversified Financial Services – 6.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
1.65% 10/29/24	350,000	323,859
2.45% 10/29/26	150,000	132,263
3.00% 10/29/28	151,000	128,368
3.30% 1/30/32	161,000	129,932
3.40% 10/29/33	333,000	260,792
3.85% 10/29/41	540,000	397,569
AIB Group PLC:
4.263% 4/10/25 (a)(b)	250,000	243,444
4.75% 10/12/23 (a)	625,000	619,801
Ares Capital Corp.:
3.875% 1/15/26	352,000	331,044
4.20% 6/10/24	246,000	243,795
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (a)	219,000	178,858
4.25% 4/15/26 (a)	175,000	161,289
5.50% 1/15/26 (a)	152,000	146,564
Bank of America Corp.:
4.571% 4/27/33 (b)	800,000	763,813
5.015% 7/22/33 (b)	600,000	594,400
Blackstone Holdings Finance Co. LLC 3.50% 9/10/49 (a)	338,000	257,582
BNP Paribas SA:
1.323% 1/13/27 (a)(b)	500,000	438,596
1.904% 9/30/28 (a)(b)	750,000	631,337
2.824% 1/26/41 (a)	700,000	472,697
4.625% 3/13/27 (a)	475,000	462,712
Credit Agricole SA 2.811% 1/11/41 (a)	488,000	329,225
Deutsche Bank AG:
2.129% 11/24/26 (b)	731,000	644,395
3.035% 5/28/32 (b)	566,000	438,218
4.50% 4/1/25	320,000	309,629
JPMorgan Chase & Co. 4.912% 7/25/33 (b)	850,000	840,567

	Principal Amount	Value

Societe Generale S.A. 6.221% 6/15/33 (a)(b)	$ 400,000	$ 380,448
		9,861,197
Insurance – 5.1%
American International Group, Inc. 5.75% 4/1/48 (b)	398,000	377,078
AmFam Holdings, Inc. 2.805% 3/11/31 (a)	310,000	259,525
Assurant, Inc. 2.65% 1/15/32	420,000	327,735
Athene Global Funding:
1.45% 1/8/26 (a)	290,000	257,425
1.985% 8/19/28 (a)	380,000	315,165
2.50% 3/24/28 (a)	340,000	291,237
Athene Holding Ltd. 3.45% 5/15/52	250,000	170,030
Corebridge Financial, Inc.:
3.65% 4/5/27 (a)	95,000	89,320
3.85% 4/5/29 (a)	93,000	85,597
3.90% 4/5/32 (a)	111,000	99,709
4.35% 4/5/42 (a)	25,000	21,195
4.40% 4/5/52 (a)	75,000	62,565
Empower Finance 2020 LP 1.776% 3/17/31 (a)	353,000	280,879
Equitable Holdings, Inc.:
4.35% 4/20/28	227,000	223,260
5.00% 4/20/48	426,000	398,184
Fairfax Financial Holdings Ltd.:
4.85% 4/17/28	335,000	324,632
5.625% 8/16/32 (a)	800,000	783,773
Five Corners Funding Trust II 2.85% 5/15/30 (a)	630,000	546,215
Jackson Financial, Inc.:
3.125% 11/23/31 (a)	650,000	520,748
4.00% 11/23/51 (a)	485,000	333,639
5.17% 6/8/27	84,000	82,923
5.67% 6/8/32	106,000	102,900
Liberty Mutual Group, Inc. 5.50% 6/15/52 (a)	380,000	370,845
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	473,000	353,929
Pacific LifeCorp. 5.125% 1/30/43 (a)	309,000	296,890
The Hartford Financial Services Group, Inc. 3.60% 8/19/49	460,000	365,243
Unum Group 4.125% 6/15/51	230,000	169,386
Voya Financial, Inc.:
4.70% 1/23/48 (b)	423,000	351,284

See accompanying notes which are an integral part of the financial statements.
Annual Report	26

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
4.80% 6/15/46	$ 204,000	$182,422
5.70% 7/15/43	56,000	55,875
		8,099,608
TOTAL FINANCIALS		49,454,532
HEALTH CARE – 6.4%
Biotechnology – 0.3%
Amgen, Inc. 3.375% 2/21/50	162,000	123,731
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	438,000	346,370
		470,101
Health Care Providers & Services – 2.9%
Centene Corp.:
2.625% 8/1/31	1,300,000	1,040,078
3.00% 10/15/30	544,000	453,895
4.25% 12/15/27	160,000	151,946
4.625% 12/15/29	260,000	244,930
Cigna Corp.:
3.40% 3/15/50	427,000	320,984
4.80% 8/15/38	216,000	208,197
4.90% 12/15/48	40,000	37,974
HCA, Inc.:
3.375% 3/15/29 (a)	249,000	220,361
3.625% 3/15/32 (a)	250,000	215,997
4.625% 3/15/52 (a)	370,000	306,185
5.125% 6/15/39	436,000	392,830
5.25% 6/15/49	382,000	341,798
Sabra Health Care LP 3.20% 12/1/31	365,000	290,229
Universal Health Services, Inc. 2.65% 10/15/30 to 1/15/32 (a)	543,000	419,762
		4,645,166
Pharmaceuticals – 3.2%
AbbVie, Inc.:
4.25% 11/21/49	394,000	346,474
4.55% 3/15/35	461,000	442,382
AstraZeneca PLC 6.45% 9/15/37	426,000	500,988
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (a)	447,000	439,687
4.375% 12/15/28 (a)	550,000	528,725
4.875% 6/25/48 (a)	574,000	519,900
Elanco Animal Health, Inc.:
5.772% 8/28/23	608,000	606,966
6.40% 8/28/28	452,000	420,360
Mylan, Inc. 4.55% 4/15/28	350,000	328,571

	Principal Amount	Value

Utah Acquisition Sub, Inc. 3.95% 6/15/26	$ 387,000	$ 363,681
Viatris, Inc.:
2.70% 6/22/30	455,000	358,384
4.00% 6/22/50	450,000	290,761
		5,146,879
TOTAL HEALTH CARE		10,262,146
INDUSTRIALS – 5.7%
Aerospace & Defense – 1.3%
BAE Systems PLC 1.90% 2/15/31 (a)	525,000	421,126
The Boeing Co.:
5.04% 5/1/27	688,000	685,931
5.15% 5/1/30	958,000	942,873
		2,049,930
Air Freight & Logistics – 0.2%
FedEx Corp. 4.05% 2/15/48	448,000	378,325
Airlines – 1.2%
American Airlines Pass Through Trust:
3.70% 4/15/27	466,931	412,767
3.75% 4/15/27	147,557	127,973
3.85% 8/15/29	179,194	148,766
British Airways 2021-1 Class A Pass Through Trust 2.90% 9/15/36 (a)	195,453	162,813
Southwest Airlines Co.:
5.125% 6/15/27	382,000	389,589
5.25% 5/4/25	396,000	406,648
United Airlines Pass Through Trust:
3.50% 11/1/29	176,013	150,346
4.60% 9/1/27	91,860	85,602
		1,884,504
Building Products – 0.7%
Carrier Global Corp. 2.70% 2/15/31	1,266,000	1,074,915
Electrical Equipment – 0.2%
Vontier Corp. 2.95% 4/1/31	492,000	378,461
Industrial Conglomerates – 0.2%
Roper Technologies, Inc. 2.95% 9/15/29	389,000	342,669
Machinery – 0.5%
Westinghouse Air Brake Technologies Corp.:
3.20% 6/15/25	438,000	418,956
3.45% 11/15/26	456,000	424,232
		843,188
See accompanying notes which are an integral part of the financial statements.
27	Annual Report

Fidelity® Corporate Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Road & Rail – 0.9%
Burlington Northern Santa Fe LLC 4.70% 9/1/45	$ 457,000	$ 446,231
Canadian Pacific Railway Co. 3.10% 12/2/51	169,000	124,788
CSX Corp. 4.75% 11/15/48	402,000	391,552
Union Pacific Corp. 3.75% 2/5/70	470,000	375,672
		1,338,243
Trading Companies & Distributors – 0.5%
Air Lease Corp.:
2.875% 1/15/32	440,000	352,674
3.25% 3/1/25	411,000	392,312
		744,986
TOTAL INDUSTRIALS		9,035,221
INFORMATION TECHNOLOGY – 3.3%
IT Services – 0.2%
Fiserv, Inc. 3.50% 7/1/29	352,000	322,320
Semiconductors & Semiconductor Equipment – 1.4%
Broadcom, Inc.:
1.95% 2/15/28 (a)	302,000	259,031
2.45% 2/15/31 (a)	175,000	139,537
2.60% 2/15/33 (a)	382,000	293,736
3.50% 2/15/41 (a)	363,000	272,307
CDW LLC / CDW Finance Corp. 2.67% 12/1/26	354,000	318,556
Micron Technology, Inc.:
2.703% 4/15/32	355,000	275,927
4.185% 2/15/27	401,000	390,301
NXP BV / NXP Funding LLC / NXP USA, Inc. 2.70% 5/1/25	337,000	319,198
		2,268,593
Software – 1.0%
Oracle Corp.:
2.30% 3/25/28	408,000	354,619
2.50% 4/1/25	392,000	372,121
2.875% 3/25/31	190,000	157,504
3.95% 3/25/51	430,000	308,850
4.30% 7/8/34	347,000	302,338
		1,495,432
Technology Hardware, Storage & Peripherals – 0.7%
Dell International LLC / EMC Corp.:
3.45% 12/15/51 (a)	435,000	284,325
4.90% 10/1/26	396,000	397,527

	Principal Amount	Value

6.02% 6/15/26	$ 440,000	$ 457,007
		1,138,859
TOTAL INFORMATION TECHNOLOGY		5,225,204
MATERIALS – 1.3%
Chemicals – 1.1%
Celanese U.S. Holdings LLC 6.165% 7/15/27	850,000	850,882
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (a)	442,000	378,672
3.468% 12/1/50 (a)	252,000	184,836
LYB International Finance III LLC 2.25% 10/1/30	368,000	301,542
		1,715,932
Containers & Packaging – 0.2%
Avery Dennison Corp. 4.875% 12/6/28	325,000	328,076
TOTAL MATERIALS		2,044,008
REAL ESTATE – 6.5%
Equity Real Estate Investment Trusts (REITs) – 5.0%
Agree LP 4.80% 10/1/32	441,000	423,178
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	181,000	136,228
4.70% 7/1/30	75,000	73,780
American Homes 4 Rent LP:
2.375% 7/15/31	29,000	23,273
3.375% 7/15/51	45,000	30,705
3.625% 4/15/32	102,000	89,025
4.30% 4/15/52	71,000	57,227
Brixmor Operating Partnership LP:
2.25% 4/1/28	302,000	255,118
4.05% 7/1/30	429,000	381,332
4.125% 5/15/29	205,000	188,696
Camden Property Trust:
2.80% 5/15/30	65,000	57,576
3.15% 7/1/29	247,000	226,269
Crown Castle, Inc. 2.25% 1/15/31	323,000	262,318
Hudson Pacific Properties LP 3.95% 11/1/27	422,000	395,367
Invitation Homes Operating Partnership LP:
2.00% 8/15/31	395,000	299,977
4.15% 4/15/32	153,000	137,540
Kite Realty Group Trust 4.75% 9/15/30	317,000	287,826
Lexington Realty Trust 4.40% 6/15/24	242,000	238,755

See accompanying notes which are an integral part of the financial statements.
Annual Report	28

Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
MPT Operating Partnership LP / MPT Finance Corp. 3.50% 3/15/31	$ 606,000	$ 454,294
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	234,000	177,702
3.625% 10/1/29	427,000	364,983
4.375% 8/1/23	166,000	164,923
4.50% 1/15/25	204,000	202,175
Piedmont Operating Partnership LP 2.75% 4/1/32	53,000	40,365
Retail Properties of America, Inc. 4.00% 3/15/25	15,000	14,615
Rexford Industrial Realty LP 2.15% 9/1/31	394,000	314,270
Simon Property Group LP 2.45% 9/13/29	212,000	182,982
STORE Capital Corp. 2.75% 11/18/30	67,000	54,384
Sun Communities Operating LP:
2.30% 11/1/28	60,000	50,660
2.70% 7/15/31	245,000	197,231
4.20% 4/15/32	640,000	573,205
VICI Properties LP:
4.75% 2/15/28	188,000	180,406
4.95% 2/15/30	430,000	412,852
5.125% 5/15/32	24,000	22,871
Vornado Realty LP:
2.15% 6/1/26	73,000	64,250
3.40% 6/1/31	265,000	215,722
Welltower, Inc. 4.125% 3/15/29	436,000	413,985
WP Carey, Inc. 2.40% 2/1/31	397,000	322,709
		7,988,774
Real Estate Management & Development – 1.5%
Corporate Office Properties LP 2.00% 1/15/29	278,000	219,589
Realty Income Corp. 2.20% 6/15/28	27,000	23,697
Spirit Realty LP 2.10% 3/15/28	398,000	331,938
STORE Capital Corp. 2.70% 12/1/31	530,000	420,878
Tanger Properties LP:
2.75% 9/1/31	313,000	238,036
3.125% 9/1/26	840,000	780,023

	Principal Amount	Value

Ventas Realty LP 3.00% 1/15/30	$ 337,000	$ 293,323
		2,307,484
TOTAL REAL ESTATE		10,296,258
UTILITIES – 8.0%
Electric Utilities – 4.4%
Cleco Corporate Holdings LLC:
3.743% 5/1/26	1,241,000	1,189,366
4.973% 5/1/46	356,000	327,283
Duke Energy Corp.:
2.45% 6/1/30	68,000	57,403
4.20% 6/15/49	436,000	367,849
4.50% 8/15/32	510,000	491,826
5.00% 8/15/52	510,000	484,238
Duke Energy Indiana LLC 4.90% 7/15/43	88,000	83,482
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	86,000	70,168
2.775% 1/7/32 (a)	177,000	144,329
3.616% 8/1/27 (a)	250,000	230,254
Exelon Corp. 4.05% 4/15/30	380,000	365,449
FirstEnergy Corp.:
2.25% 9/1/30	639,000	523,218
4.40% 7/15/27	416,000	394,160
7.375% 11/15/31	700,000	821,509
Puget Energy, Inc.:
3.65% 5/15/25	848,000	819,553
4.10% 6/15/30	594,000	547,183
The Cleveland Electric Illuminating Co. 3.50% 4/1/28 (a)	224,000	208,231
		7,125,501
Gas Utilities – 0.3%
Southern Co. Gas Capital Corp.:
3.15% 9/30/51	416,000	289,658
4.40% 5/30/47	204,000	176,244
		465,902
Independent Power and Renewable Electricity Producers – 1.9%
Emera U.S. Finance LP:
3.55% 6/15/26	1,251,000	1,198,408
4.75% 6/15/46	426,000	370,929
The AES Corp.:
1.375% 1/15/26	392,000	347,784
2.45% 1/15/31	502,000	413,640
3.30% 7/15/25 (a)	444,000	421,134
3.95% 7/15/30 (a)	302,000	275,877
		3,027,772
See accompanying notes which are an integral part of the financial statements.
29	Annual Report

Fidelity® Corporate Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – 1.4%
Dominion Energy, Inc. 4.25% 6/1/28	$ 343,000	$ 337,113
Exelon Corp.:
3.35% 3/15/32 (a)	58,000	52,021
4.10% 3/15/52 (a)	43,000	37,181
NiSource, Inc.:
3.49% 5/15/27	394,000	376,914
3.95% 3/30/48	396,000	326,659
4.80% 2/15/44	388,000	357,265
ONE Gas, Inc. 2.00% 5/15/30	394,000	325,039
Sempra Energy 3.80% 2/1/38	472,000	405,027
		2,217,219
TOTAL UTILITIES		12,836,394
TOTAL NONCONVERTIBLE BONDS (Cost $170,310,935)		145,175,911
U.S. Treasury Obligations – 4.5%

U.S. Treasury Bonds:
1.875% 2/15/41 to 11/15/51	728,000	546,063
2.00% 11/15/41	940,000	730,189
2.25% 2/15/52	400,000	319,500
2.875% 5/15/52	5,700,000	5,252,906
3.00% 8/15/52	260,000	246,472
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,647,865)		7,095,130
Asset-Backed Securities – 0.1%
	Principal Amount	Value
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116% 7/25/48 (a) (Cost $124,163)	$ 124,163	$ 119,805

Money Market Fund – 3.8%
	Shares
Fidelity Cash Central Fund, 2.33% (d) (Cost $6,102,101)	6,100,964	6,102,184
TOTAL INVESTMENT IN SECURITIES – 99.4% (Cost $184,185,064)		158,493,030
NET OTHER ASSETS (LIABILITIES) – 0.6%		997,082
NET ASSETS – 100.0%		$ 159,490,112

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,886,737 or 20.6% of net assets.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is perpetual in nature with no stated maturity date.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.33%	$12,316,151	$46,770,182	$52,984,149	$37,627	$—	$—	$6,102,184	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
Annual Report	30

Investment Valuation
The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 145,175,911	$ —	$ 145,175,911	$ —
U.S. Treasury Obligations	7,095,130	—	7,095,130	—
Asset-Backed Securities	119,805	—	119,805	—
Money Market Funds	6,102,184	6,102,184	—	—
Total Investments in Securities:	$ 158,493,030	$ 6,102,184	$ 152,390,846	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	78.0%
United Kingdom	5.0%
Canada	3.4%
France	3.0%
Ireland	1.8%
Switzerland	1.8%
Netherlands	1.3%
Others (Individually Less Than 1%)	5.1%
99.4%
See accompanying notes which are an integral part of the financial statements.
31	Annual Report

Fidelity® Investment Grade Bond ETF
Schedule of Investments August 31, 2022
Showing Percentage of Net Assets
Nonconvertible Bonds – 36.6%
	Principal Amount	Value
COMMUNICATION SERVICES – 3.9%
Diversified Telecommunication Services – 1.5%
AT&T, Inc. 4.30% 2/15/30	$ 68,000	$65,225
Verizon Communications, Inc. 3.15% 3/22/30	36,000	32,243
		97,468
Entertainment – 0.3%
Magallanes, Inc.:
3.428% 3/15/24 (a)	5,000	4,888
3.638% 3/15/25 (a)	3,000	2,897
3.755% 3/15/27 (a)	6,000	5,604
4.054% 3/15/29 (a)	2,000	1,821
4.279% 3/15/32 (a)	5,000	4,357
5.05% 3/15/42 (a)	3,000	2,452
5.141% 3/15/52 (a)	2,000	1,601
		23,620
Media – 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.80% 4/1/31	74,000	59,950
Time Warner Cable, Inc. 5.50% 9/1/41	30,000	25,758
		85,708
Wireless Telecommunication Services – 0.8%
T-Mobile USA, Inc. 4.50% 4/15/50	60,000	52,356
TOTAL COMMUNICATION SERVICES		259,152
CONSUMER DISCRETIONARY – 2.0%
Automobiles – 0.5%
General Motors Financial Co., Inc. 4.00% 1/15/25	36,000	35,549
Household Durables – 1.0%
Lennar Corp. 4.75% 11/29/27	66,000	64,230
Specialty Retail – 0.5%
Lowe's Cos., Inc.:
3.35% 4/1/27	2,000	1,928
3.75% 4/1/32	2,000	1,842
4.25% 4/1/52	10,000	8,517
4.45% 4/1/62	10,000	8,445
Tapestry, Inc. 3.05% 3/15/32	18,000	14,335
		35,067
TOTAL CONSUMER DISCRETIONARY		134,846

	Principal Amount	Value
CONSUMER STAPLES – 2.5%
Beverages – 0.9%
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/39	$ 60,000	$ 61,850
Food & Staples Retailing – 0.8%
Sysco Corp. 6.60% 4/1/50	46,000	53,327
Food Products – 0.8%
JBS U.S.A. Lux SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc.:
5.125% 2/1/28 (a)	5,000	4,994
5.50% 1/15/30 (a)	35,000	35,000
5.75% 4/1/33 (a)	10,000	9,961
		49,955
TOTAL CONSUMER STAPLES		165,132
ENERGY – 2.8%
Oil, Gas & Consumable Fuels – 2.8%
Cenovus Energy, Inc. 4.25% 4/15/27	30,000	29,550
Energy Transfer LP 4.95% 6/15/28	30,000	29,486
Hess Corp.:
4.30% 4/1/27	37,000	36,124
5.60% 2/15/41	2,000	1,929
MPLX LP 4.80% 2/15/29	30,000	29,286
Petroleos Mexicanos 7.69% 1/23/50	76,000	51,870
The Williams Cos., Inc.:
4.65% 8/15/32	6,000	5,784
5.30% 8/15/52	2,000	1,926
TOTAL ENERGY		185,955
FINANCIALS – 15.1%
Banks – 7.1%
Bank of America Corp.:
2.299% 7/21/32 (b)	5,000	3,991
4.183% 11/25/27	128,000	124,798
Citigroup, Inc. 4.45% 9/29/27	110,000	107,247
JPMorgan Chase & Co. 4.493% 3/24/31 (b)	52,000	50,526
Royal Bank of Scotland Group PLC 3.073% 5/22/28 (b)	200,000	180,678
		467,240

See accompanying notes which are an integral part of the financial statements.
Annual Report	32

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Capital Markets – 2.1%
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (b)	$ 4,000	$ 3,238
3.80% 3/15/30	58,000	53,483
Morgan Stanley 4.431% 1/23/30 (b)	82,000	79,879
		136,600
Consumer Finance – 1.9%
Ally Financial, Inc.:
2.20% 11/2/28	11,000	9,080
8.00% 11/1/31	24,000	26,707
Capital One Financial Corp.:
2.359% 7/29/32 (b)	16,000	12,341
3.80% 1/31/28	68,000	64,253
4.985% 7/24/26 (b)	6,000	5,992
5.247% 7/26/30 (b)	9,000	8,854
		127,227
Diversified Financial Services – 3.4%
Ares Capital Corp. 3.875% 1/15/26	66,000	62,071
Avolon Holdings Funding Ltd. 3.95% 7/1/24 (a)	68,000	64,929
Deutsche Bank AG 4.10% 1/13/26	100,000	97,595
		224,595
Insurance – 0.6%
Corebridge Financial, Inc.:
3.85% 4/5/29 (a)	3,000	2,761
3.90% 4/5/32 (a)	3,000	2,695
4.35% 4/5/42 (a)	2,000	1,696
4.40% 4/5/52 (a)	2,000	1,668
Jackson Financial, Inc.:
5.17% 6/8/27	4,000	3,949
5.67% 6/8/32	6,000	5,825
Unum Group 4.00% 6/15/29	26,000	24,133
		42,727
TOTAL FINANCIALS		998,389
HEALTH CARE – 2.7%
Health Care Providers & Services – 2.3%
Centene Corp.:
2.45% 7/15/28	13,000	10,964
2.625% 8/1/31	5,000	4,000
4.625% 12/15/29	68,000	64,059
Cigna Corp. 4.80% 8/15/38	60,000	57,832
Humana, Inc. 3.70% 3/23/29	3,000	2,833

	Principal Amount	Value

Sabra Health Care LP 3.20% 12/1/31	$ 12,000	$ 9,542
		149,230
Pharmaceuticals – 0.4%
Viatris, Inc. 2.70% 6/22/30	36,000	28,356
TOTAL HEALTH CARE		177,586
INDUSTRIALS – 0.9%
Aerospace & Defense – 0.9%
The Boeing Co. 5.15% 5/1/30	60,000	59,053
INFORMATION TECHNOLOGY – 1.9%
Semiconductors & Semiconductor Equipment – 0.9%
Broadcom, Inc. 2.45% 2/15/31 (a)	36,000	28,704
Marvell Technology, Inc. 2.95% 4/15/31	38,000	31,155
		59,859
Software – 0.5%
Oracle Corp. 3.60% 4/1/40	38,000	27,635
VMware, Inc. 1.40% 8/15/26	7,000	6,172
		33,807
Technology Hardware, Storage & Peripherals – 0.5%
Dell International LLC / EMC Corp. 6.20% 7/15/30	30,000	31,174
TOTAL INFORMATION TECHNOLOGY		124,840
REAL ESTATE – 3.2%
Equity Real Estate Investment Trusts (REITs) – 2.5%
American Homes 4 Rent LP:
2.375% 7/15/31	1,000	803
3.375% 7/15/51	2,000	1,365
3.625% 4/15/32	3,000	2,618
4.30% 4/15/52	2,000	1,612
Brixmor Operating Partnership LP 4.05% 7/1/30	26,000	23,111
Invitation Homes Operating Partnership LP 2.00% 8/15/31	14,000	10,632
Kite Realty Group Trust 4.75% 9/15/30	38,000	34,503
Lexington Realty Trust 2.70% 9/15/30	30,000	24,203
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	5,000	3,797
3.625% 10/1/29	38,000	32,481
See accompanying notes which are an integral part of the financial statements.
33	Annual Report

Fidelity® Investment Grade Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Piedmont Operating Partnership LP 2.75% 4/1/32	$ 2,000	$ 1,523
Sun Communities Operating LP:
2.30% 11/1/28	2,000	1,689
2.70% 7/15/31	8,000	6,440
VICI Properties LP:
4.375% 5/15/25	2,000	1,953
4.75% 2/15/28	7,000	6,717
4.95% 2/15/30	7,000	6,721
Vornado Realty LP:
2.15% 6/1/26	1,000	880
3.40% 6/1/31	3,000	2,442
		163,490
Real Estate Management & Development – 0.7%
CBRE Services, Inc. 2.50% 4/1/31	8,000	6,422
Corporate Office Properties LP 2.75% 4/15/31	2,000	1,571
Tanger Properties LP:
2.75% 9/1/31	6,000	4,563
3.875% 7/15/27	38,000	35,494
		48,050
TOTAL REAL ESTATE		211,540
UTILITIES – 1.6%
Electric Utilities – 1.0%
Cleco Corporate Holdings LLC 3.743% 5/1/26	30,000	28,752
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	38,000	31,004
2.775% 1/7/32 (a)	6,000	4,893
		64,649
Independent Power and Renewable Electricity Producers – 0.6%
The AES Corp.:
2.45% 1/15/31	3,000	2,472
3.95% 7/15/30 (a)	38,000	34,713
		37,185
TOTAL UTILITIES		101,834
TOTAL NONCONVERTIBLE BONDS (Cost $2,852,518)		2,418,327
U.S. Treasury Obligations – 31.8%

U.S. Treasury Bonds:
1.875% 2/28/27	37,600	35,254
2.25% 5/15/41 to 2/15/52	66,600	53,575
2.375% 5/15/51	666,000	548,305
2.875% 5/15/32 to 5/15/52	650,000	627,544

	Principal Amount	Value
U.S. Treasury Notes:
0.125% 2/28/23	$ 50,000	$ 49,232
0.50% 2/28/26	172,000	155,190
1.25% 12/31/26 to 4/30/28	382,600	347,764
1.50% 1/31/27	270,000	249,138
2.75% 8/15/32	40,000	38,588
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,324,551)		2,104,590
U.S. Government Agency - Mortgage Securities – 11.7%

Fannie Mae – 2.4%
2.00% 4/1/51 to 1/1/52	94,512	81,627
3.50% 11/1/45	81,318	78,815
TOTAL FANNIE MAE		160,442
Freddie Mac – 1.9%
2.00% 10/1/51	24,478	21,102
2.50% 2/1/51	41,668	37,679
3.00% 2/1/50	70,621	65,934
TOTAL FREDDIE MAC		124,715
Ginnie Mae – 3.3%
2.00% 9/1/52 (c)	75,000	66,254
2.50% 9/1/52 (c)	50,000	45,590
3.00% 11/20/50	27,668	26,142
3.50% 11/20/50	31,880	30,893
3.50% 9/1/52 (c)	50,000	48,207
TOTAL GINNIE MAE		217,086
Uniform Mortgage Backed Securities – 4.1%
3.50% 3/1/52	2,369	2,263
1.50% 9/1/37 to 9/1/52 (c)	125,000	110,311
2.00% 9/1/52 (c)	75,000	64,530
2.50% 9/1/52 (c)	75,000	66,984
4.00% 9/1/52 (c)	25,000	24,396
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		268,484
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $820,785)		770,727
Asset-Backed Securities – 8.2%

Cedar Funding Ltd. Series 2022-15A, Class A CME TERM SOFR 3 MONTH INDEX + 1.32% 3.797% 4/20/35 (a)(b)(d)	100,000	97,332
CF Hippolyta Issuer LLC Series 2021-1A, Class A1 1.53% 3/15/61 (a)	96,451	85,228

See accompanying notes which are an integral part of the financial statements.
Annual Report	34

Asset-Backed Securities – continued
	Principal Amount	Value
Eaton Vance CLO Ltd. Series 2020-2A, Class AR 3 month U.S. LIBOR + 1.150% 3.662% 1/15/35 (a)(b)(d)	$ 100,000	$ 97,794
Flatiron CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.300% 4.284% 11/20/33 (a)(b)(d)	100,000	97,942
Thunderbolt II Aircraft Lease Ltd. Series 2018-A, Class A 4.147% 9/15/38 (a)	187,357	164,489
TOTAL ASSET-BACKED SECURITIES (Cost $583,122)		542,785
Collateralized Mortgage Obligations – 7.7%

PRIVATE SPONSOR – 7.7%
BPR Trust Series 2022-OANA, Class A CME TERM SOFR 1 MONTH INDEX + 1.898% 4.205% 4/15/37 (a)(b)(d)	15,000	14,775
BX Commercial Mortgage Trust Series 2021-PAC, Class B 1 month U.S. LIBOR + 0.898% 3.291% 10/15/36 (a)(b)(d)	100,000	94,530
BX Trust Series 2022-IND, Class A CME TERM SOFR 1 MONTH INDEX + 1.491% 3.788% 4/15/37 (a)(b)(d)	10,000	9,827
BX Trust Series 2022-IND, Class B CME TERM SOFR 1 MONTH INDEX + 1.94% 4.237% 4/15/37 (a)(b)(d)	10,000	9,692
Extended Stay America Trust Series 2021-ESH, Class D 1 month U.S. LIBOR + 2.250% 4.642% 7/15/38 (a)(b)(d)	99,388	96,218
GS Mortgage Securities Corportation Trust Series 2021-IP, Class C 1 month U.S. LIBOR + 1.550% 3.941% 10/15/36 (a)(b)(d)	100,000	94,078

	Principal Amount	Value

Life 2021-BMR Mortgage Trust Series 2021-BMR, Class E 1 month U.S. LIBOR + 1.750% 4.141% 3/15/38 (a)(b)(d)	$ 98,297	$ 93,144
SREIT Trust Series 2021-MFP, Class D 1 month U.S. LIBOR + 1.578% 3.969% 11/15/38 (a)(b)(d)	100,000	94,750
TOTAL PRIVATE SPONSOR		507,014
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $531,788)		507,014

Money Market Fund – 10.1%
	Shares
Fidelity Cash Central Fund, 2.33% (e) (Cost $666,354)	666,220	666,354
TOTAL INVESTMENT IN SECURITIES – 106.1% (Cost $7,779,118)		7,009,797
NET OTHER ASSETS (LIABILITIES) – (6.1%)		(402,361)
NET ASSETS – 100.0%		$ 6,607,436

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,296,437 or 19.6% of net assets.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.33%	$934,371	$1,728,182	$1,996,199	$2,814	$—	$—	$666,354	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
35	Annual Report

Fidelity® Investment Grade Bond ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 2,418,327	$ —	$ 2,418,327	$ —
U.S. Treasury Obligations	2,104,590	—	2,104,590	—
U.S. Government Agency - Mortgage Securities	770,727	—	770,727	—
Asset-Backed Securities	542,785	—	542,785	—
Collateralized Mortgage Obligations	507,014	—	507,014	—
Money Market Funds	666,354	666,354	—	—
Total Investments in Securities:	$ 7,009,797	$ 666,354	$ 6,343,443	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	92.0%
Cayman Islands	7.9%
United Kingdom	2.7%
Germany	1.5%
Others (Individually Less Than 1%)	2.0%
106.1%
See accompanying notes which are an integral part of the financial statements.
Annual Report	36

Fidelity® Investment Grade Securitized ETF
Schedule of Investments August 31, 2022
Showing Percentage of Net Assets
U.S. Government Agency - Mortgage Securities – 98.3%
	Principal Amount	Value
Fannie Mae – 23.6%
1.50% 12/1/40 to 11/1/51	$ 97,749	$ 81,903
2.00% 2/1/51	47,046	40,880
2.50% 12/1/32 to 6/1/46	148,025	139,289
3.00% 11/1/34 to 5/1/52	83,271	79,812
3.50% 3/1/45 to 7/1/51	177,463	171,522
4.00% 3/1/49 to 6/1/52	149,331	147,412
4.50% 7/1/47 to 7/1/52	114,794	116,621
TOTAL FANNIE MAE		777,439
Freddie Mac – 18.2%
2.00% 11/1/51	47,635	41,213
2.25% 2/25/32	20,000	17,581
2.40% 3/25/32	20,000	17,800
2.45% 4/25/32	20,000	17,864
2.50% 7/1/43 to 8/1/52	367,696	332,285
3.00% 6/25/32 (a)	40,000	37,463
3.00% 9/1/34 to 2/1/50	96,711	91,287
3.50% 8/1/51	48,791	46,923
TOTAL FREDDIE MAC		602,416
Ginnie Mae – 18.8%
2.00% 9/1/52 (b)	150,000	132,508
2.50% 7/20/51	88,443	81,040
2.50% 9/1/52 (b)	125,000	113,961
3.00% 11/20/50	135,790	128,300
3.50% 4/20/50	118,258	114,672
4.00% 9/1/52 (b)	50,000	49,262
TOTAL GINNIE MAE		619,743
Uniform Mortgage Backed Securities – 37.7%
1.50% 9/1/52 (b)	50,000	40,965
2.00% 9/1/37 to 9/1/52 (b)	750,000	655,979
2.50% 9/1/52 (b)	100,000	89,312
3.00% 9/1/52 (b)	250,000	231,348
3.50% 9/1/52 (b)	50,000	47,664
4.50% 9/1/52 (b)	25,000	24,846
5.00% 9/1/52 (b)	75,000	75,680
5.50% 9/1/52 (b)	75,000	76,695
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,242,489
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,417,278)		3,242,087
Collateralized Mortgage Obligations – 17.2%
	Principal Amount	Value
PRIVATE SPONSOR – 17.2%
BX Commercial Mortgage Trust Series 2021-ACNT, Class A 1 month U.S. LIBOR + 0.850% 3.242% 11/15/38 (a)(c)(d)	$ 100,000	$ 96,750
BX Commercial Mortgage Trust Series 2021-PAC, Class A 1 month U.S. LIBOR + 0.689% 3.081% 10/15/36 (a)(c)(d)	100,000	96,346
Cascade Funding Mortgage Trust Series 2021-HB6, Class A 0.898% 6/25/36 (a)(c)	69,823	66,653
CFMT LLC Series 2021-EBO1, Class A 0.985% 11/25/50 (a)(c)	56,377	54,024
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class A 1 month U.S. LIBOR + 0.700% 3.091% 3/15/38 (a)(c)(d)	98,297	95,156
PRPM LLC Series 2021-2, Class A1 2.115% 3/25/26 (a)(c)	68,050	64,156
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT, Class A 1 month U.S. LIBOR + 1.200% 3.591% 5/15/31 (a)(c)(d)	100,000	95,313
TOTAL PRIVATE SPONSOR		568,398
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $591,751)		568,398
U.S. Treasury Obligations – 5.2%

U.S. Treasury Bonds:
2.875% 5/15/52	11,000	10,137
3.25% 5/15/42	22,000	21,044
U.S. Treasury Notes:
0.50% 11/30/23 (e)(f)	110,000	106,038
2.375% 3/31/29	21,000	19,802
2.625% 7/31/29	16,000	15,338
TOTAL U.S. TREASURY OBLIGATIONS (Cost $178,202)		172,359
Asset-Backed Securities – 2.2%

Ajax Mortgage Loan Trust Series 2021-E, Class A1 1.74% 12/25/60 (a)(c) (Cost $81,237)	81,246	71,659

See accompanying notes which are an integral part of the financial statements.
37	Annual Report

Fidelity® Investment Grade Securitized ETF
Schedule of Investments–continued
Money Market Fund – 24.6%
	Shares	Value
Fidelity Cash Central Fund, 2.33% (g) (Cost $812,433)	812,270	$ 812,433
TOTAL INVESTMENT IN SECURITIES – 147.5% (Cost $5,080,901)		4,866,936
NET OTHER ASSETS (LIABILITIES) – (47.5%)		(1,567,703)
NET ASSETS – 100.0%		$ 3,299,233

Legend
(a)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $640,057 or 19.4% of net assets.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,343.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $12,561.
(g)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	December 2022	$ 221,640	$ 2,531	$ 2,531
CBOT Long Bond U.S. Treasury Note Contracts (United States)	1	December 2022	135,844	4,025	4,025
Total Treasury Contracts					$ 6,556
The notional amount of futures sold as a percentage of Net Assets is 10.8%
For the period, the average monthly notional amount at value for futures contracts in the aggregate was $913,856.
See accompanying notes which are an integral part of the financial statements.
Annual Report	38

Swaps
Underlying Reference	Maturity Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$40,000	$ 478	$ (52)	$530
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$40,000	478	538	(60)
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$60,000	717	550	167
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$10,000	119	111	8
TOTAL CREDIT DEFAULT SWAPS						$1,792	$1,147	$645

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse/ Counterparty[1]	Maturity Date	Notional Amount	Value	Upfront Premium Received/ (Paid)[2]	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx[3]	Annual	LCH	Sep. 2029	$ 55,000	(532)	0	(532)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx[3]	Annual	LCH	Sep. 2024	$200,000	(1,194)	0	(1,194)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx[3]	Annual	LCH	Sep. 2027	$110,000	(670)	0	(670)
TOTAL INTEREST RATE SWAPS							$(2,396)	$0	$(2,396)

1	Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.
2	Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
3	Represents floating rate.
For the period, the average monthly notional amount at value for swap contracts in the aggregate was $192,000.
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.33%	$3,471,995	$8,417,225	$11,076,787	$5,384	$—	$—	$812,433	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
39	Annual Report

Fidelity® Investment Grade Securitized ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 3,242,087	$ —	$ 3,242,087	$ —
Collateralized Mortgage Obligations	568,398	—	568,398	—
U.S. Treasury Obligations	172,359	—	172,359	—
Asset-Backed Securities	71,659	—	71,659	—
Money Market Funds	812,433	812,433	—	—
Total Investments in Securities:	$ 4,866,936	$ 812,433	$ 4,054,503	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 6,556	$ 6,556	$ —	$ —
Swaps	1,792	—	1,792	—
Total Assets	$ 8,348	$ 6,556	$ 1,792	$ —
Liabilities
Swaps	$ (2,396)	$ —	$ (2,396)	$ —
Total Liabilities	$ (2,396)	$ —	$ (2,396)	$ —
Total Derivative Instruments:	$ 5,952	$ 6,556	$ (604)	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Credit Risk
Swaps (a)	$1,792	$ 0
Total Credit Risk	$1,792	$ 0
Interest Rate Risk
Futures Contracts(b)	6,556	0
Swaps (a)	0	(2,396)
Total Interest Rate Risk	$6,556	$(2,396)
Total Value of Derivatives	$8,348	$(2,396)

(a)	For bi-lateral over-the counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).
(b)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	40

Fidelity® Limited Term Bond ETF
Schedule of Investments August 31, 2022
Showing Percentage of Net Assets
Nonconvertible Bonds – 62.4%
	Principal Amount	Value
COMMUNICATION SERVICES – 3.7%
Diversified Telecommunication Services – 1.0%
AT&T, Inc.:
0.90% 3/25/24	$ 880,000	$ 840,297
1.65% 2/1/28	712,000	611,641
Verizon Communications, Inc.:
2.355% 3/15/32	757,000	621,049
3.00% 3/22/27	500,000	472,951
		2,545,938
Entertainment – 0.1%
Magallanes, Inc.:
3.638% 3/15/25 (a)	82,000	79,172
3.755% 3/15/27 (a)	161,000	150,387
		229,559
Media – 1.3%
Comcast Corp.:
3.70% 4/15/24	595,000	593,004
3.95% 10/15/25	1,261,000	1,258,915
Discovery Communications LLC 2.95% 3/20/23	1,260,000	1,253,984
		3,105,903
Wireless Telecommunication Services – 1.3%
NTT Finance Corp.:
0.583% 3/1/24 (a)	268,000	254,575
1.162% 4/3/26 (a)	862,000	773,348
1.591% 4/3/28 (a)	450,000	389,169
Rogers Communications, Inc. 2.95% 3/15/25 (a)	437,000	422,522
T-Mobile USA, Inc.:
2.625% 4/15/26	710,000	656,487
3.50% 4/15/25	573,000	559,529
		3,055,630
TOTAL COMMUNICATION SERVICES		8,937,030
CONSUMER DISCRETIONARY – 5.6%
Auto Components – 0.3%
Volkswagen Group of America Finance LLC 3.95% 6/6/25 (a)	755,000	742,943
Automobiles – 3.5%
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	1,020,000	1,018,889
Ford Motor Credit Co. LLC 2.30% 2/10/25	1,500,000	1,367,400
General Motors Financial Co., Inc.:
1.05% 3/8/24	698,000	662,383
1.25% 1/8/26	1,346,000	1,185,840
1.70% 8/18/23	276,000	268,917
2.35% 2/26/27	550,000	487,750
3.25% 1/5/23	588,000	587,124

	Principal Amount	Value

U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 3.495% 11/17/23 (b)(c)	$ 608,000	$ 605,790
Hyundai Capital America 1.00% 9/17/24 (a)	423,000	391,901
Mercedes-Benz Finance North America LLC:
0.75% 3/1/24 (a)	458,000	435,396
1.45% 3/2/26 (a)	737,000	668,505
Volkswagen Group of America Finance LLC 1.25% 11/24/25 (a)	650,000	585,967
		8,265,862
Hotels, Restaurants & Leisure – 0.1%
McDonald's Corp. 3.30% 7/1/25	55,000	54,064
Starbucks Corp. 3.80% 8/15/25	126,000	125,463
		179,527
Multiline Retail – 0.6%
Dollar Tree, Inc. 4.00% 5/15/25	1,472,000	1,457,940
Specialty Retail – 1.1%
7-Eleven, Inc.:
0.80% 2/10/24 (a)	582,000	553,500
0.95% 2/10/26 (a)	367,000	325,799
1.30% 2/10/28 (a)	621,000	518,343
AutoZone, Inc. 3.625% 4/15/25	228,000	224,495
Genuine Parts Co. 1.75% 2/1/25	440,000	413,597
Ross Stores, Inc. 0.875% 4/15/26	773,000	684,598
		2,720,332
TOTAL CONSUMER DISCRETIONARY		13,366,604
CONSUMER STAPLES – 5.1%
Beverages – 1.0%
Constellation Brands, Inc. 3.60% 5/9/24	750,000	743,290
JDE Peet's N.V.:
0.80% 9/24/24 (a)	589,000	543,217
1.375% 1/15/27 (a)	744,000	638,217
Keurig Dr Pepper, Inc. 0.75% 3/15/24	310,000	294,615
Molson Coors Brewing Co. 3.00% 7/15/26	343,000	321,338
		2,540,677

See accompanying notes which are an integral part of the financial statements.
41	Annual Report

Fidelity® Limited Term Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Food Products – 1.3%
Conagra Brands, Inc. 0.50% 8/11/23	$ 466,000	$ 450,832
JBS U.S.A. Lux SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc. 2.50% 1/15/27 (a)	850,000	762,799
McCormick & Co., Inc. 0.90% 2/15/26	990,000	882,528
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (a)	666,000	620,526
Mondelez International, Inc. 2.125% 3/17/24	350,000	340,555
		3,057,240
Personal Products – 0.4%
GSK Consumer Healthcare Capital UK PLC 3.125% 3/24/25 (a)	680,000	655,311
HCA, Inc. 3.125% 3/15/27 (a)	300,000	276,142
		931,453
Tobacco – 2.4%
Altria Group, Inc. 2.35% 5/6/25	688,000	654,401
BAT Capital Corp. 3.222% 8/15/24	719,000	702,317
BAT International Finance PLC:
1.668% 3/25/26	1,016,000	904,638
3.95% 6/15/25 (a)	626,000	611,810
Imperial Brands Finance PLC:
3.125% 7/26/24 (a)	250,000	240,547
4.25% 7/21/25 (a)	1,050,000	1,027,478
Philip Morris International, Inc.:
0.875% 5/1/26	296,000	263,041
1.50% 5/1/25	136,000	127,706
2.875% 5/1/24	602,000	593,668
S&P Global, Inc. 2.45% 3/1/27 (a)	588,000	548,454
		5,674,060
TOTAL CONSUMER STAPLES		12,203,430
ENERGY – 4.7%
Oil, Gas & Consumable Fuels – 4.7%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.:
1.231% 12/15/23	142,000	137,572
2.061% 12/15/26	133,000	121,019
Canadian Natural Resources Ltd. 2.05% 7/15/25	583,000	542,779

	Principal Amount	Value

CONOCOPHILLIPS Co., Inc. 2.40% 3/7/25	$ 281,000	$ 271,845
Enbridge, Inc.:
1.60% 10/4/26	920,000	817,998
2.15% 2/16/24	111,000	107,615
2.50% 2/14/25	116,000	111,266
Energy Transfer LP:
4.20% 9/15/23	169,000	168,646
4.25% 3/15/23	906,000	906,356
4.50% 4/15/24	1,092,000	1,088,063
Energy Transfer Operating LP 2.90% 5/15/25	493,000	467,008
Equinor ASA:
1.75% 1/22/26	53,000	49,182
2.875% 4/6/25	575,000	559,373
Hess Corp. 4.30% 4/1/27	500,000	488,160
MPLX LP:
1.75% 3/1/26	979,000	885,997
3.375% 3/15/23	236,000	235,818
4.50% 7/15/23	748,000	750,729
Occidental Petroleum Corp. 2.90% 8/15/24	774,000	753,876
Petroleos Mexicanos:
6.49% 1/23/27	420,000	372,120
6.50% 3/13/27	600,000	528,480
Phillips 66:
1.30% 2/15/26	756,000	684,115
3.85% 4/9/25	477,000	473,027
Pioneer Natural Resources Co. 0.55% 5/15/23	590,000	575,955
Valero Energy Corp. 2.85% 4/15/25	99,000	95,848
Western Midstream Operating LP 3 month U.S. LIBOR + 1.100% 3.555% 1/13/23 (b)(c)	101,000	100,610
TOTAL ENERGY		11,293,457
FINANCIALS – 29.9%
Banks – 18.0%
ABN AMRO Bank N.V. 1.542% 6/16/27 (a)(c)	666,000	580,902
Banco Santander SA 1.722% 9/14/27 (c)	400,000	344,333
Bank of America Corp.:
0.976% 4/22/25 (c)	560,000	527,995
1.197% 10/24/26 (c)	1,231,000	1,100,593
1.319% 6/19/26 (c)	554,000	504,008
2.015% 2/13/26 (c)	1,262,000	1,183,379
4.20% 8/26/24	1,845,000	1,842,003

See accompanying notes which are an integral part of the financial statements.
Annual Report	42

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Bank of Nova Scotia 0.55% 9/15/23	$ 245,000	$ 236,557
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (a)	453,000	450,828
Barclays PLC:
2.279% 11/24/27 (c)	1,000,000	878,245
2.852% 5/7/26 (c)	300,000	280,867
3.932% 5/7/25 (c)	1,250,000	1,221,925
BBVA USA 2.50% 8/27/24	470,000	457,528
BPCE SA:
1.652% 10/6/26 (a)(c)	1,050,000	933,806
2.045% 10/19/27 (a)(c)	378,000	329,416
Canadian Imperial Bank of Commerce:
0.45% 6/22/23	500,000	486,981
0.95% 6/23/23	327,000	319,320
3.945% 8/4/25	513,000	506,487
Capital One Bank USA N.A. 2.28% 1/28/26 (c)	977,000	924,074
CIT Bank N.A. 2.969% 9/27/25 (c)	325,000	310,345
CIT Group, Inc. 3.929% 6/19/24 (c)	40,000	39,612
Citigroup, Inc.:
0.981% 5/1/25 (c)	286,000	269,185
1.122% 1/28/27 (c)	380,000	335,414
3.106% 4/8/26 (c)	423,000	406,303
4.40% 6/10/25	291,000	289,729
Cooperatieve Rabobank UA 1.98% 12/15/27 (a)(c)	575,000	508,196
Credit Suisse AG 0.52% 8/9/23	550,000	530,036
DNB Bank ASA:
1.535% 5/25/27 (a)(c)	381,000	337,256
1.605% 3/30/28 (a)(c)	679,000	587,450
Enel Finance America LLC 0.407% 9/27/22	1,000,000	997,969
HSBC Holdings PLC:
0.976% 5/24/25 (c)	1,000,000	932,144
1.589% 5/24/27 (c)	650,000	566,177
3.803% 3/11/25 (c)	250,000	245,220
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 2.610% 5.21% 8/11/28	342,000	333,810
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)	274,000	267,788

	Principal Amount	Value

ING Groep N.V. 1.726% 4/1/27 (c)	$ 901,000	$ 797,820
Intesa Sanpaolo SpA:
3.375% 1/12/23 (a)	475,000	472,617
5.71% 1/15/26 (a)	717,000	672,548
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	839,000	784,915
1.045% 11/19/26 (c)	918,000	815,605
1.47% 9/22/27 (c)	1,240,000	1,085,896
2.083% 4/22/26 (c)	525,000	490,964
3.22% 3/1/25 (c)	984,000	964,997
Key Corp. 3.878% 5/23/25 (c)	203,000	201,235
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	227,000	220,552
2.438% 2/5/26 (c)	200,000	187,931
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	450,000	413,051
1.538% 7/20/27 (c)	300,000	264,291
1.64% 10/13/27 (c)	700,000	614,250
2.193% 2/25/25	1,230,000	1,165,720
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	649,000	624,323
1.234% 5/22/27 (c)	600,000	522,211
Natwest Group PLC:
3.875% 9/12/23	300,000	298,290
4.519% 6/25/24 (c)	950,000	944,704
Regions Financial Corp. 2.25% 5/18/25	166,000	158,325
Royal Bank of Canada 1.15% 6/10/25	727,000	669,697
Santander Holdings USA, Inc.:
3.40% 1/18/23	274,000	273,179
3.45% 6/2/25	1,410,000	1,348,040
Societe Generale:
1.488% 12/14/26 (a)(c)	1,248,000	1,087,589
1.792% 6/9/27 (a)(c)	456,000	394,678
2.625% 10/16/24 (a)	200,000	191,462
3.875% 3/28/24 (a)	343,000	337,908
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	725,000	638,672
1.474% 7/8/25	850,000	781,173
SVB Financial Group 3.125% 6/5/30	147,000	125,905
Svenska Handelsbanken AB 0.625% 6/30/23 (a)	450,000	438,366
Synovus Financial Corp. 3.125% 11/1/22	515,000	514,390
The Toronto-Dominion Bank 0.75% 6/12/23	407,000	397,666
See accompanying notes which are an integral part of the financial statements.
43	Annual Report

Fidelity® Limited Term Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Truist Financial Corp. 4.26% 7/28/26 (c)	$ 500,000	$ 498,873
Wells Fargo & Co.:
2.164% 2/11/26 (b)(c)	1,374,000	1,292,768
2.406% 10/30/25 (c)	356,000	340,165
4.30% 7/22/27	1,086,000	1,068,499
Westpac Banking Corp. 4.11% 7/24/34 (c)	1,345,000	1,209,814
		43,374,970
Capital Markets – 3.1%
Ares Capital Corp. 3.25% 7/15/25	710,000	665,717
Blackstone Private Credit Fund 4.70% 3/24/25	650,000	628,992
Credit Suisse Group AG:
1.305% 2/2/27 (a)(c)	1,000,000	841,457
2.593% 9/11/25 (a)(c)	220,000	203,550
Goldman Sachs Group, Inc.:
0.523% 3/8/23	320,000	314,843
0.657% 9/10/24 (c)	300,000	287,710
1.757% 1/24/25 (c)	250,000	240,241
2.64% 2/24/28 (c)	250,000	226,710
3.272% 9/29/25 (c)	266,000	259,080
Morgan Stanley:
0.731% 4/5/24 (c)	430,000	420,619
0.79% 5/30/25 (c)	1,290,000	1,205,833
2.72% 7/22/25 (c)	1,234,000	1,192,120
Nomura Holdings, Inc. 1.653% 7/14/26	1,000,000	879,933
State Street Corp. 2.901% 3/30/26 (c)	16,000	15,381
		7,382,186
Consumer Finance – 1.3%
Ally Financial, Inc.:
1.45% 10/2/23	151,000	146,424
3.05% 6/5/23	325,000	322,543
5.125% 9/30/24	742,000	751,361
American Express Co. 2.25% 3/4/25	326,000	311,186
Capital One Financial Corp.:
1.343% 12/6/24 (c)	300,000	287,716
1.878% 11/2/27 (c)	400,000	352,433
4.985% 7/24/26 (c)	208,000	207,709
Santander Holdings USA, Inc. 2.49% 1/6/28 (c)	208,000	180,875
Synchrony Financial:
4.25% 8/15/24	338,000	334,164

	Principal Amount	Value

4.375% 3/19/24	$ 333,000	$ 331,599
		3,226,010
Diversified Financial Services – 3.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
1.65% 10/29/24	552,000	510,771
1.75% 1/30/26	185,000	163,075
2.45% 10/29/26	151,000	133,145
3.30% 1/23/23	100,000	99,581
4.875% 1/16/24	150,000	149,280
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	235,000	215,487
3.95% 7/1/24 (a)	49,000	46,787
5.50% 1/15/26 (a)	172,000	165,848
BNP Paribas SA:
1.323% 1/13/27 (a)(c)	1,053,000	923,683
2.219% 6/9/26 (a)(c)	500,000	460,890
Citigroup, Inc. 2.014% 1/25/26 (c)	390,000	366,449
Deutsche Bank AG:
0.898% 5/28/24	125,000	117,501
1.447% 4/1/25 (c)	1,194,000	1,114,302
2.129% 11/24/26 (c)	888,000	782,795
2.222% 9/18/24 (c)	861,000	830,379
2.311% 11/16/27 (c)	217,000	184,348
Intercontinental Exchange, Inc.:
3.65% 5/23/25	361,000	357,284
4.00% 9/15/27	552,000	543,243
Moody's Corp. 4.875% 2/15/24	394,000	398,444
NatWest Markets PLC 0.80% 8/12/24 (a)	377,000	350,831
UBS AG:
1.25% 6/1/26 (a)	1,000,000	890,682
1.375% 1/13/25 (a)	515,000	481,762
		9,286,567
Insurance – 3.6%
Athene Global Funding:
0.95% 1/8/24 (a)	1,225,000	1,165,597
1.00% 4/16/24 (a)	170,000	159,904
1.73% 10/2/26 (a)	500,000	435,705
Corebridge Financial, Inc.:
3.50% 4/4/25 (a)	74,000	71,268
3.65% 4/5/27 (a)	105,000	98,722
Empower Finance 2020 LP 1.357% 9/17/27 (a)	258,000	221,575
Equitable Financial Life Global Funding:
0.50% 11/17/23 (a)	344,000	329,270
1.40% 8/27/27 (a)	344,000	294,770

See accompanying notes which are an integral part of the financial statements.
Annual Report	44

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
1.70% 11/12/26 (a)	$ 451,000	$ 401,369
GA Global Funding Trust 1.25% 12/8/23 (a)	750,000	718,782
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (a)	392,000	352,492
Guardian Life Global Funding:
1.10% 6/23/25 (a)	215,000	196,280
1.40% 7/6/27 (a)	438,000	380,608
Jackson Financial, Inc.:
1.125% 11/22/23 (a)	510,000	490,382
5.17% 6/8/27	108,000	106,616
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	802,000	801,215
Metropolitan Life Global Funding I 0.90% 6/8/23 (a)	523,000	510,581
Pacific Life Global Funding II 1.20% 6/24/25 (a)	1,465,000	1,343,869
Pricoa Global Funding I 2.40% 9/23/24 (a)	117,000	112,565
Protective Life Global Funding 3.218% 3/28/25 (a)	157,000	151,677
RGA Global Funding 2.00% 11/30/26 (a)	273,000	247,559
		8,590,806
TOTAL FINANCIALS		71,860,539
HEALTH CARE – 2.2%
Health Care Equipment & Supplies – 0.5%
Alcon Finance Corp. 2.75% 9/23/26 (a)	200,000	184,706
Boston Scientific Corp.:
1.90% 6/1/25	147,000	138,517
3.45% 3/1/24	959,000	951,680
		1,274,903
Health Care Providers & Services – 0.3%
Cigna Corp. 0.613% 3/15/24	153,000	145,822
Humana, Inc. 0.65% 8/3/23	470,000	456,190
		602,012
Life Sciences Tools & Services – 0.5%
PerkinElmer, Inc. 0.85% 9/15/24	1,010,000	941,058
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	300,000	283,794
		1,224,852

	Principal Amount	Value

Pharmaceuticals – 0.9%
Astrazeneca Finance LLC 0.70% 5/28/24	$ 460,000	$ 435,445
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	850,000	836,095
Bayer U.S. Finance LLC 3.375% 10/8/24 (a)	300,000	293,914
Elanco Animal Health, Inc. 5.772% 8/28/23	208,000	207,646
Viatris, Inc. 1.65% 6/22/25	353,000	321,762
		2,094,862
TOTAL HEALTH CARE		5,196,629
INDUSTRIALS – 3.5%
Aerospace & Defense – 0.7%
The Boeing Co.:
1.167% 2/4/23	335,000	331,482
1.95% 2/1/24	503,000	486,683
4.875% 5/1/25	941,000	943,629
		1,761,794
Airlines – 0.3%
American Airlines Pass Through Trust 3.85% 8/15/29	306,537	254,485
Delta Air Lines, Inc. 2.90% 10/28/24	306,000	286,772
United Airlines Pass Through Trust 3.50% 11/1/29	213,231	182,138
		723,395
Building Products – 0.1%
Carrier Global Corp. 2.242% 2/15/25	314,000	298,436
Commercial Services & Supplies – 0.2%
Republic Services, Inc. 0.875% 11/15/25	441,000	398,179
Industrial Conglomerates – 0.4%
Roper Technologies, Inc. 3.65% 9/15/23	452,000	450,147
Siemens Financieringsmaatschappij N.V.:
0.65% 3/11/24 (a)	301,000	287,551
1.20% 3/11/26 (a)	325,000	292,390
		1,030,088
Machinery – 1.0%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (a)	234,000	219,144
2.00% 12/14/26 (a)	350,000	311,450
John Deere Capital Corp. 3.40% 6/6/25	397,000	393,062
See accompanying notes which are an integral part of the financial statements.
45	Annual Report

Fidelity® Limited Term Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Machinery – continued
Otis Worldwide Corp. 2.056% 4/5/25	$ 362,000	$ 341,815
Parker-Hannifin Corp.:
3.65% 6/15/24	370,000	366,645
4.25% 9/15/27	242,000	239,490
Wabtec Corp. 4.40% 3/15/24	551,000	549,127
		2,420,733
Road & Rail – 0.1%
Canadian Pacific Railway Co. 1.75% 12/2/26	155,000	140,584
Trading Companies & Distributors – 0.7%
Air Lease Corp.:
0.70% 2/15/24	1,077,000	1,016,847
0.80% 8/18/24	481,000	443,831
2.20% 1/15/27	270,000	237,116
		1,697,794
TOTAL INDUSTRIALS		8,471,003
INFORMATION TECHNOLOGY – 1.4%
Electronic Equipment, Instruments & Components – 0.0%
Amphenol Corp. 3.20% 4/1/24	37,000	36,629
IT Services – 0.3%
Microchip Technology, Inc. 0.983% 9/1/24	315,000	294,259
PayPal Holdings, Inc. 1.65% 6/1/25	230,000	216,341
The Western Union Co. 4.25% 6/9/23	257,000	256,639
		767,239
Semiconductors & Semiconductor Equipment – 0.5%
Broadcom, Inc. 1.95% 2/15/28 (a)	750,000	643,290
Micron Technology, Inc. 4.185% 2/15/27	626,000	609,298
		1,252,588
Software – 0.4%
Oracle Corp. 1.65% 3/25/26	160,000	144,283
VMware, Inc.:
1.00% 8/15/24	511,000	478,821
1.40% 8/15/26	295,000	260,090
		883,194
Technology Hardware, Storage & Peripherals – 0.2%
Dell International LLC / EMC Corp. 5.45% 6/15/23	502,000	507,138
TOTAL INFORMATION TECHNOLOGY		3,446,788

	Principal Amount	Value
MATERIALS – 0.5%
Chemicals – 0.5%
Celanese US Holdings LLC 5.90% 7/5/24	$ 550,000	$ 554,167
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (a)	593,000	533,463
LYB International Finance III LLC 1.25% 10/1/25	204,000	184,011
TOTAL MATERIALS		1,271,641
REAL ESTATE – 2.0%
Equity Real Estate Investment Trusts (REITs) – 1.5%
American Tower Corp. 1.30% 9/15/25	129,000	117,004
Boston Properties LP 3.20% 1/15/25	1,440,000	1,405,200
Brixmor Operating Partnership LP 2.25% 4/1/28	177,000	149,523
Crown Castle, Inc. 1.35% 7/15/25	27,000	24,741
Healthcare Realty Holdings LP 3.50% 8/1/26	850,000	810,749
Omega Healthcare Investors, Inc. 4.375% 8/1/23	312,000	309,976
Retail Properties of America, Inc. 4.00% 3/15/25	150,000	146,154
SBA Tower Trust:
1.884% 7/15/50 (a)	86,000	77,497
2.836% 1/15/50 (a)	137,000	130,970
Simon Property Group LP 2.75% 6/1/23	269,000	267,084
Vornado Realty LP 2.15% 6/1/26	80,000	70,411
Welltower, Inc. 3.625% 3/15/24	110,000	109,097
		3,618,406
Real Estate Management & Development – 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	9,996
4.10% 10/1/24	19,000	18,641
Realty Income Corp. 2.20% 6/15/28	24,000	21,064
Spirit Realty LP 2.10% 3/15/28	359,000	299,411
Ventas Realty LP:
2.65% 1/15/25	199,000	190,622
3.00% 1/15/30	586,000	510,051

See accompanying notes which are an integral part of the financial statements.
Annual Report	46

Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Real Estate Management & Development – continued
3.50% 4/15/24	$ 129,000	$ 127,266
		1,177,051
TOTAL REAL ESTATE		4,795,457
UTILITIES – 3.8%
Electric Utilities – 1.9%
Cleco Corporate Holdings LLC 3.743% 5/1/26	840,000	805,050
DTE Energy Co. 4.22% 11/1/24	600,000	597,060
Duke Energy Corp. 4.30% 3/15/28	355,000	347,545
FirstEnergy Corp.:
1.60% 1/15/26	29,000	26,096
2.05% 3/1/25	138,000	128,464
Sempra Energy 3.30% 4/1/25	261,000	254,029
The Southern Co. 0.60% 2/26/24	958,000	908,956
Vistra Operations Co. LLC 5.00% 7/31/27 (a)	1,570,000	1,461,168
		4,528,368
Independent Power and Renewable Electricity Producers – 0.7%
Emera U.S. Finance LP 0.833% 6/15/24	362,000	339,057
The AES Corp. 3.30% 7/15/25 (a)	1,591,000	1,509,063
		1,848,120
Multi-Utilities – 1.2%
Dominion Energy Gas Holdings LLC 2.50% 11/15/24	343,000	330,158
Dominion Energy, Inc. 1.45% 4/15/26	640,000	582,215
Exelon Corp. 2.75% 3/15/27 (a)	54,000	50,449
Florida Power & Light Co. 2.85% 4/1/25	178,000	174,198
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 0.270% 3.254% 2/22/23 (b)(c)	290,000	289,343
NiSource, Inc.:
0.95% 8/15/25	724,000	658,556
2.95% 9/1/29	207,000	184,205
ONE Gas, Inc. 0.85% 3/11/23	230,000	226,496

	Principal Amount	Value

Tampa Electric Co. 3.875% 7/12/24	$ 331,000	$ 329,534
		2,825,154
TOTAL UTILITIES		9,201,642
TOTAL NONCONVERTIBLE BONDS (Cost $160,328,866)		150,044,220
U.S. Treasury Obligations – 16.0%

U.S. Treasury Notes:
0.25% 6/15/24 to 7/31/25	16,596,400	15,182,956
0.75% 3/31/26 (d)	19,230,000	17,473,009
1.25% 12/31/26	4,229,000	3,864,414
1.50% 1/31/27	2,182,000	2,013,406
TOTAL U.S. TREASURY OBLIGATIONS (Cost $41,002,896)		38,533,785
Asset-Backed Securities – 12.3%

TCI-Flatiron Clo Ltd. Series 2017-1A, Class AR 3 month U.S. LIBOR + 0.960% 3.902% 11/18/30 (a)(b)(c)	753,000	740,706
AASET Trust Series 2019-2, Class A 3.376% 10/16/39 (a)	198,184	144,981
AASET Trust Series 2021-1A, Class A 2.95% 11/16/41 (a)	219,600	183,186
AASET Trust Series 2021-2A, Class A 2.798% 1/15/47 (a)	418,809	349,349
Affirm Asset Securitization Trust Series 2021-A, Class A 0.88% 8/15/25 (a)	98,210	97,517
AIMCO CLO 10 Ltd. Series 2019-10A, Class AR 3 month U.S. LIBOR + 1.060% 3.819% 7/22/32 (a)(b)(c)	723,000	706,756
AIMCO CLO Series 2018-BA, Class AR 3 month U.S. LIBOR + 1.100% 3.612% 1/15/32 (a)(b)(c)	769,000	755,456
AIMCO Series 2020-A 3 month CME Term SOFR + 1.17% 3.651% 1/17/32 (a)(b)(c)	500,000	490,261
Ajax Mortgage Loan Trust Series 2021-B, Class A 2.239% 6/25/66 (a)	205,837	191,165
AmeriCredit Automobile Receivables Trust 2021-3, Class A3 0.76% 8/18/26	709,000	681,741
See accompanying notes which are an integral part of the financial statements.
47	Annual Report

Fidelity® Limited Term Bond ETF
Schedule of Investments–continued
Asset-Backed Securities – continued
	Principal Amount	Value
ARES LII CLO Ltd. Series 2019-52A, Class A1R 3 month U.S. LIBOR + 1.05% 3.809% 4/22/31 (a)(b)(c)	$ 908,000	$ 891,691
BA Credit Card Trust Series 2021-A1, Class A1 0.44% 9/15/26	791,000	749,620
Blackbird Capital Aircraft Ltd. Series 2016-1A, Class A 2.443% 7/15/46 (a)	463,778	392,759
Capital One Multi-Asset Execution Trust Series 2022-A2, Class A 3.49% 5/15/27	700,000	693,798
Carvana Auto Receivables Trust Series 2021-P2, Class A3 0.49% 3/10/26	903,000	872,235
Castlelake Aircraft Structured Trust Series 2021-1A, Class A 3.474% 1/15/46 (a)	348,333	309,505
Cedar Funding X CLO Ltd. Series 2019-10A, Class AR 3 month U.S. LIBOR + 1.100% 3.81% 10/20/32 (a)(b)(c)	250,000	245,519
Cedar Funding XIV CLO Ltd. Series 2021-14A, Class A 3 month U.S. LIBOR + 1.100% 3.612% 7/15/33 (a)(b)(c)	798,000	779,718
Cent CLO 21 Ltd. Series 2014-21A, Class A1R3 3 month U.S. LIBOR + 0.970% 3.739% 7/27/30 (a)(b)(c)	720,000	708,167
CF Hippolyta Issuer LLC Series 2020-1, Class A1 1.69% 7/15/60 (a)	496,151	450,873
CF Hippolyta Issuer LLC Series 2021-1A, Class A1 1.53% 3/15/61 (a)	348,186	307,674
DB Master Finance LLC Series 2021-1A, Class A2I 2.045% 11/20/51 (a)	992,500	864,670
Dell Equipment Finance Trust Series 2020-2, Class A3 0.57% 10/23/23 (a)	153,310	151,350
Dell Equipment Finance Trust Series 2021-1, Class A3 0.43% 5/22/26 (a)	253,000	246,148
Donlen Fleet Lease Funding 2 LLC Series 2021-2, Class A2 0.56% 12/11/34 (a)	301,900	292,363
Eaton Vance CLO Ltd. Series 2019-1A, Class AR 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (a)(b)(c)	696,000	682,769

	Principal Amount	Value
Enterprise Fleet Financing LLC Series 2020-2, Class A2 0.61% 7/20/26 (a)	$ 238,980	$ 232,896
Enterprise Fleet Financing LLC Series 2022-3, Class A2 4.38% 7/20/29 (a)	103,000	102,966
Enterprise Fleet Funding LLC Series 2021-1, Class A2 0.44% 12/21/26 (a)	149,239	144,449
Finance Of America HECM Buyout Series 2022-HB1, Class A 2.695% 2/25/32 (a)(c)	580,464	567,314
Ford Credit Auto Owner Trust Series 2019-1, Class A 3.52% 7/15/30 (a)	250,000	247,890
Ford Credit Auto Owner Trust Series 2020-2, Class A 1.06% 4/15/33 (a)	726,000	658,489
Ford Credit Floorplan Master Owner Trust Series 2020-1, Class A1 0.70% 9/15/25	900,000	869,653
GMF Floorplan Owner Revolving Trust Series 2020-1, Class A 0.68% 8/15/25 (a)	169,000	163,591
GMF Floorplan Owner Revolving Trust Series 2020-2, Class A 0.69% 10/15/25 (a)	403,000	387,773
Madison Park Funding XXXII Ltd. Series 2018-32A, Class A1R 3 month U.S. LIBOR + 1.100% 3.759% 1/22/31 (a)(b)(c)	512,000	503,064
Marlette Funding Trust Series 2021-2A, Class A 0.51% 9/15/31 (a)	129,355	128,251
Marlette Funding Trust Series 2021-3A, Class A 0.65% 12/15/31 (a)	143,330	141,232
Marlette Funding Trust Series 2022-1A, Class A 1.36% 4/15/32 (a)	341,241	334,321
Marlette Funding Trust Series 2022-2A, Class A 4.25% 8/15/32 (a)	507,042	503,818
MMAF Equipment Finance LLC Series 2019-B, Class A3 2.01% 12/12/24 (a)	123,010	121,274
Niagara Park Clo Ltd. Series 2019-1A, Class AR 3 month U.S. LIBOR + 1.000% 3.74% 7/17/32 (a)(b)(c)	1,070,000	1,045,528

See accompanying notes which are an integral part of the financial statements.
Annual Report	48

Asset-Backed Securities – continued
	Principal Amount	Value
OneMain Direct Auto Receivables Trust Series 2021-1A, Class A 0.87% 7/14/28 (a)	$ 695,000	$ 649,582
Palmer Square Loan Funding Ltd. Series 2021-2A, Class A1 3 month U.S. LIBOR + 0.800% 3.784% 5/20/29 (a)(b)(c)	488,568	482,486
Palmer Square Loan Funding Ltd. Series 2022-1A, Class A1 3 month CME Term SOFR + 1.05% 3.378% 4/15/30 (a)(b)(c)	675,336	664,623
Santander Drive Auto Receivables Trust Series 2022-5, Class A3 4.11% 8/17/26	394,000	392,811
Santander Retail Auto Lease Trust Series 2020-B, Class A3 0.57% 4/22/24 (a)	445,000	435,725
Santander Retail Auto Lease Trust Series 2021-A, Class A3 0.51% 7/22/24 (a)	376,000	364,699
Slam Ltd. Series 2021-1A, Class A 2.434% 6/15/46 (a)	1,390,650	1,189,194
Symphony CLO XXI Ltd. Series 2019-21A, Class AR 3 month U.S. LIBOR + 1.060% 3.572% 7/15/32 (a)(b)(c)	791,000	774,696
Symphony CLO XXIII Ltd. Series 2020-23A, Class AR 3 month U.S. LIBOR + 1.020% 3.532% 1/15/34 (a)(b)(c)	717,000	704,725
TCI-Symphony CLO Ltd. Series 2017-1A, Class AR 3 month U.S. LIBOR + 0.930% 3.442% 7/15/30 (a)(b)(c)	805,000	794,369
Tesla Auto Lease Trust Series 2020-A, Class A3 0.68% 12/20/23 (a)	108,248	107,109
Tesla Auto Lease Trust Series 2021-A, Class A3 0.56% 3/20/25 (a)	547,000	528,062
Upstart Securitization Trust Series 2021-1, Class A 0.87% 3/20/31 (a)	24,247	24,044
Upstart Securitization Trust Series 2021-2, Class A 0.91% 6/20/31 (a)	139,225	136,140
Upstart Securitization Trust Series 2021-3, Class A 0.83% 7/20/31 (a)	237,516	230,447
Upstart Securitization Trust Series 2021-4, Class A 0.84% 9/20/31 (a)	364,120	350,125

	Principal Amount	Value
Upstart Securitization Trust Series 2021-5, Class A 1.31% 11/20/31 (a)	$ 444,636	$ 426,617
VCAT LLC Series 2021-NPL1, Class A1 2.289% 12/26/50 (a)	87,743	84,343
Verizon Master Trust Series 2021-1, Class A 0.50% 5/20/27	612,000	577,411
Verizon Master Trust Series 2021-1, Class B 0.69% 5/20/27	700,000	657,222
Voya CLO Ltd. Series 2017-1A, Class A1R 3 month U.S. LIBOR + 0.950% 3.69% 4/17/30 (a)(b)(c)	690,872	679,817
World Omni Automobile Lease Securitization Trust Series 2020-B, Class A3 0.45% 2/15/24	212,833	209,990
TOTAL ASSET-BACKED SECURITIES (Cost $31,009,053)		29,596,723
Collateralized Mortgage Obligations – 7.5%

PRIVATE SPONSOR – 7.2%
Angel Oak Mortgage Trust Series 2021-8, Class A1 1.82% 11/25/66 (a)(c)	478,226	430,475
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (a)	138,000	128,554
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class ASB 3.429% 9/15/48	376,857	369,729
Banc of America Commercial Mortgage Trust Series 2022-DKLX, Class A CME TERM SOFR 1 MONTH INDEX + 1.15% 3.458% 1/15/39 (a)(b)(c)	174,000	169,784
Barclay's Commercial Mortgage Trust Series 2017-C1, Class ASB 3.488% 2/15/50	745,330	728,565
Benchmark Mortgage Trust Series 2018-B2, Class A2 3.662% 2/15/51	158,912	158,134
Blox Trust 2021-BLOX, Class A 1 month U.S. LIBOR + 0.750% 3.141% 9/15/26 (a)(b)(c)	352,000	334,641
BPR Trust Series 2022-OANA, Class A CME TERM SOFR 1 MONTH INDEX + 1.898% 4.205% 4/15/37 (a)(b)(c)	566,000	557,509
See accompanying notes which are an integral part of the financial statements.
49	Annual Report

Fidelity® Limited Term Bond ETF
Schedule of Investments–continued
Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
Brass No 10 PLC Series 10A, Class A1 0.669% 4/16/69 (a)(c)	$ 132,513	$ 127,104
BX Commercial Mortgage Trust Series 2019-XL, Class A 1 month U.S. LIBOR + 0.920% 3.311% 10/15/36 (a)(b)(c)	305,192	301,560
BX Commercial Mortgage Trust Series 2021-ACNT, Class A 1 month U.S. LIBOR + 0.850% 3.242% 11/15/38 (a)(b)(c)	319,000	308,632
BX Commercial Mortgage Trust Series 2021-PAC, Class A 1 month U.S. LIBOR + 0.689% 3.081% 10/15/36 (a)(b)(c)	323,000	311,199
BX Commercial Mortgage Trust Series 2021-SOAR, Class A 1 month U.S. LIBOR + 0.67% 3.062% 6/15/38 (a)(b)(c)	460,511	444,797
BX Commercial Mortgage Trust Series 2021-VINO, Class A 1 month U.S. LIBOR + 0.652% 3.043% 5/15/38 (a)(b)(c)	300,000	289,680
BX Trust Series 2022-LP2, Class A CME TERM SOFR 1 MONTH INDEX + 1.013% 3.31% 2/15/39 (a)(b)(c)	414,618	400,835
BX Trust Series BCMF, Class A 1 month U.S. LIBOR + 0.636% 3.027% 10/15/26 (a)(b)(c)	298,000	285,335
Cascade Funding Mortgage Trust Series 2021-HB6, Class A 0.898% 6/25/36 (a)(c)	216,450	206,624
CFMT LLC Series 2021-EBO1, Class A 0.985% 11/25/50 (a)(c)	157,856	151,267
CFMT LLC Series 2021-HB5, Class A 0.801% 2/25/31 (a)(c)	107,012	104,685
CFMT LLC Series 2021-HB7, Class A 1.151% 10/27/31 (a)(c)	183,223	178,785
CFMT LLC Series 2022-EBO2, Class A 3.169% 7/25/54 (a)(c)	179,917	176,123
CGDB Commercial Mortgage Trust Series 2019-MOB, Class A 1 month U.S. LIBOR + 0.950% 3.341% 11/15/36 (a)(b)(c)	100,000	98,000
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class AAB 3.368% 2/10/49	90,028	88,152

	Principal Amount	Value

COMM Mortgage Trust Series 2013-CR13, Class AM 4.449% 11/10/46 (c)	$ 131,000	$ 129,687
COMM Mortgage Trust Series 2020-SBX, Class A 1.67% 1/10/38 (a)	625,000	562,604
Credit Suisse Mortgage Capital Certificates Series 2021-RPL9, Class A1 2.436% 2/25/61 (a)(c)	659,458	614,335
CSMC Trust Series 2020-NET, Class A 2.257% 8/15/37 (a)	97,883	91,027
ELP Commercial Mortgage Trust Series 2021-ELP, Class A 1 month U.S. LIBOR + 0.701% 3.093% 11/15/38 (a)(b)(c)	443,000	427,258
GCAT Trust 2021-NQM7, Class A 1.915% 8/25/66 (a)(c)	263,535	240,327
GS Mortgage Securities Corportation Trust Series 2021-IP, Class A 1 month U.S. LIBOR + 0.950% 3.341% 10/15/36 (a)(b)(c)	190,000	180,826
GS Mortgage Securities Trust Series 2013-GC16, Class AS 4.649% 11/10/46	255,000	252,822
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class AS 3.353% 12/15/47 (a)	770,000	766,617
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD, Class A 1 month U.S. LIBOR + 1.000% 3.391% 9/15/29 (a)(b)(c)	104,136	102,681
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class AS 4.458% 1/15/47	327,000	323,097
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class A4 3.801% 9/15/47	331,000	326,138
Lanark Master Issuer PLC Series 2020-1A, Class 1A 2.277% 12/22/69 (a)(c)	200,000	199,229
Legacy Mortgage Asset Trust Series 2021-GS5, Class A1 2.25% 7/25/67 (a)	550,214	503,087

See accompanying notes which are an integral part of the financial statements.
Annual Report	50

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class A 1 month U.S. LIBOR + 0.700% 3.091% 3/15/38 (a)(b)(c)	$ 286,044	$ 276,905
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class ASB 3.654% 4/15/47	219,602	217,960
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class ASB 3.326% 12/15/47	267,017	263,410
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28, Class A3 3.272% 1/15/49	106,361	101,493
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (a)	302,000	282,876
New Residential Mortgage Loan Trust Series 2019-5A, Class A1B 3.50% 8/25/59 (a)(c)	70,339	68,388
NYMT Loan Trust Series 2021-SP1, Class A1 1.67% 8/25/61 (a)	184,546	172,041
Oceanview Trust Series 2021-1, Class A 1.219% 12/29/51 (a)(c)	286,550	283,411
OPG Trust Series 2021-PORT, Class A 1 month U.S. LIBOR + 0.484% 2.875% 10/15/36 (a)(b)(c)	535,657	510,696
PRPM LLC Series 2021-2, Class A1 2.115% 3/25/26 (a)(c)	403,538	380,444
PRPM LLC Series 2021-5, Class A 1.793% 6/25/26 (a)	608,451	562,597
PRPM LLC Series 2021-8, Class A1 1.743% 9/25/26 (a)(c)	491,043	452,561
PRPM LLC Series 2021-RPL1, Class A1 1.319% 7/25/51 (a)(c)	81,862	75,347
PRPM LLC Series 2021-RPL2, Class A1 1.455% 10/25/51 (a)(c)	106,102	95,703
RMF Buyout Issuance Trust 2022-HB1 4.272% 4/25/32 (a)(c)	122,604	120,490
RMF Buyout Issuance Trust Series 2021-HB1, Class A 1.259% 11/25/31 (a)(c)	269,176	257,199

	Principal Amount	Value

SREIT Trust Series 2021-MFP, Class A 1 month U.S. LIBOR + 0.731% 3.122% 11/15/38 (a)(b)(c)	$ 299,000	$ 288,136
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	35,668	35,582
VCAT Asset Securitization LLC Series 2021-NPL3, Class A1 1.743% 5/25/51 (a)	850,225	790,594
VCAT LLC Series 2021-NPL2, Class A1 2.115% 3/27/51 (a)	435,231	413,594
Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class ASB 3.571% 9/15/58	211,062	208,180
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3, Class ASB 3.371% 9/15/57	206,960	202,617
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class ASB 3.453% 1/15/60	247,088	242,352
TOTAL PRIVATE SPONSOR		17,372,480
U.S. GOVERNMENT AGENCY – 0.3%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	41,823	39,662
Fannie Mae guaranteed REMIC Series 2019-33, Class N 3.00% 3/25/48	324,969	314,876
Fannie Mae guaranteed REMIC Series 2019-59, Class AB 2.50% 10/25/39	103,183	98,007
Federal Home Loan Mortgage Corp. REMIC Series 4437, Class DE 2.00% 10/15/32	629	629
Federal Home Loan Mortgage Corp. REMIC Series 4903, Class DA 3.00% 10/25/48	151,775	147,353
TOTAL U.S. GOVERNMENT AGENCY		600,527
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,022,029)		17,973,007
U.S. Government Agency - Mortgage Securities – 0.1%

Fannie Mae – 0.1%
4.50% 3/1/39 to 9/1/49 (Cost $266,526)	249,462	253,338
See accompanying notes which are an integral part of the financial statements.
51	Annual Report

Fidelity® Limited Term Bond ETF
Schedule of Investments–continued
Municipal Securities – 0.1%
	Principal Amount	Value
California Gen. Oblig. Series 2019 2.400% 10/1/25 (Cost $221,178)	$ 220,000	$ 211,467
Foreign Government and Government Agency Obligations – 0.1%

United Mexican States 3.250% 4/16/30 (Cost $199,176)	200,000	178,225

Money Market Fund – 1.2%
	Shares
Fidelity Cash Central Fund, 2.33% (e) (Cost $2,815,030)	2,814,469	2,815,032
TOTAL INVESTMENT IN SECURITIES – 99.7% (Cost $254,864,754)		239,605,797
NET OTHER ASSETS (LIABILITIES) – 0.3%		718,626
NET ASSETS – 100.0%		$ 240,324,423

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $77,269,845 or 32.2% of net assets.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $149,127.
(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	25	December 2022	5,208,203	$ 195	$ 195
CBOT 5-Year U.S. Treasury Note Contracts (United States)	118	December 2022	13,076,797	(123,718)	(123,718)
Total Treasury Contracts					$(123,523)
The notional amount of futures purchased as a percentage of Net Assets is 7.6%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.33%	$1,618,747	$75,102,133	$73,905,848	$16,400	$—	$—	$2,815,032	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
Annual Report	52

Investment Valuation
The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 150,044,220	$ —	$ 150,044,220	$ —
U.S. Treasury Obligations	38,533,785	—	38,533,785	—
Asset-Backed Securities	29,596,723	—	29,596,723	—
Collateralized Mortgage Obligations	17,973,007	—	17,973,007	—
U.S. Government Agency - Mortgage Securities	253,338	—	253,338	—
Municipal Securities	211,467	—	211,467	—
Foreign Government and Government Agency Obligations	178,225	—	178,225	—
Money Market Funds	2,815,032	2,815,032	—	—
Total Investments in Securities:	$ 239,605,797	$ 2,815,032	$ 236,790,765	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 195	$ 195	$ —	$ —
Total Assets	$ 195	$ 195	$ —	$ —
Liabilities
Futures Contracts	$ (123,718)	$ (123,718)	$ —	$ —
Total Liabilities	$ (123,718)	$ (123,718)	$ —	$ —
Total Derivative Instruments:	$ (123,523)	$ (123,523)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Interest Rate Risk
Futures Contracts(a)	$195	$(123,718)
Total Interest Rate Risk	$195	$(123,718)
Total Value of Derivatives	$195	$(123,718)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	76.2%
Cayman Islands	5.0%
United Kingdom	4.3%
Japan	3.0%
France	2.1%
Canada	2.0%
Netherlands	1.8%
Germany	1.3%
Switzerland	1.2%
Others (Individually Less Than 1%)	2.8%
99.7%
See accompanying notes which are an integral part of the financial statements.
53	Annual Report

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments August 31, 2022
Showing Percentage of Net Assets
Nonconvertible Bonds – 89.0%
	Principal Amount	Value
COMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 2.2%
AT&T, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.640% 2.635% 3/25/24 (a)(b)	$ 350,000	$ 347,797
3 month U.S. LIBOR + 1.180% 2.901% 6/12/24 (a)(b)	1,770,000	1,777,754
Verizon Communications, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.790% 2.724% 3/20/26 (a)(b)	780,000	765,720
3 month U.S. LIBOR + 1.100% 4.005% 5/15/25 (a)(b)	1,713,000	1,718,005
		4,609,276
Entertainment – 0.1%
Magallanes, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.780% 3.662% 3/15/24 (a)(b)(c)	300,000	299,894
Interactive Media & Services – 0.4%
Tencent Holdings Ltd.:
3 month U.S. LIBOR + 0.910% 3.338% 4/11/24 (a)(b)(c)	600,000	597,487
3 month U.S. LIBOR + 0.910% 3.338% 4/11/24 (a)(b)	200,000	199,163
		796,650
Media – 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital 3 month U.S. LIBOR + 1.650% 4.432% 2/1/24 (a)(b)	538,000	541,157
Comcast Corp. 3 month U.S. LIBOR + 0.630% 3.142% 4/15/24 (a)(b)	591,000	591,125
		1,132,282
Wireless Telecommunication Services – 0.1%
Vodafone Group PLC 3 month U.S. LIBOR + 0.990% 3.73% 1/16/24 (a)(b)	200,000	200,647
TOTAL COMMUNICATION SERVICES		7,038,749
CONSUMER DISCRETIONARY – 2.8%
Automobiles – 2.6%
BMW U.S. Capital LLC U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 2.674% 8/12/24 (a)(b)(c)	1,900,000	1,887,289

	Principal Amount	Value

General Motors Financial Co., Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.760% 2.525% 3/8/24 (a)(b)	$ 840,000	$ 827,705
3 month U.S. LIBOR + 0.990% 3.283% 1/5/23 (a)(b)	561,000	560,232
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.040% 3.336% 2/26/27 (a)(b)	400,000	380,800
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.300% 3.403% 4/7/25 (a)(b)	200,000	197,405
Mercedes-Benz Finance North America LLC 3 month U.S. LIBOR + 0.840% 3.647% 5/4/23 (a)(b)(c)	900,000	902,085
Nissan Motor Acceptance Corp.:
3 month U.S. LIBOR + 0.640% 2.305% 3/8/24 (a)(b)(c)	420,000	413,388
3 month U.S. LIBOR + 0.690% 2.924% 9/28/22 (a)(b)(c)	170,000	169,920
		5,338,824
Internet & Direct Marketing Retail – 0.2%
eBay, Inc. 3 month U.S. LIBOR + 0.870% 3.676% 1/30/23 (a)(b)	535,000	535,487
TOTAL CONSUMER DISCRETIONARY		5,874,311
CONSUMER STAPLES – 0.3%
Food Products – 0.3%
General Mills, Inc. 3 month U.S. LIBOR + 1.010% 3.75% 10/17/23 (a)(b)	502,000	505,073
ENERGY – 1.3%
Oil, Gas & Consumable Fuels – 1.3%
BP Capital Markets America, Inc. 3 month U.S. LIBOR + 0.650% 2.746% 9/19/22 (a)(b)	39,000	38,996
Chevron Corp. 3 month U.S. LIBOR + 0.900% 3.821% 5/11/23 (a)(b)	750,000	753,076
Chevron USA, Inc. 3 month U.S. LIBOR + 0.200% 3.121% 8/11/23 (a)(b)	160,000	159,732
Enbridge, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.400% 2.695% 2/17/23 (a)(b)	1,040,000	1,036,661
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.630% 2.925% 2/16/24 (a)(b)	300,000	297,599

See accompanying notes which are an integral part of the financial statements.
Annual Report	54

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Shell International Finance BV 3 month U.S. LIBOR + 0.400% 3.305% 11/13/23 (a)(b)	$ 495,000	$ 496,061
TOTAL ENERGY		2,782,125
FINANCIALS – 69.0%
Banks – 40.8%
ANZ New Zealand International, Ltd. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.600% 2.887% 2/18/25 (a)(b)(c)	400,000	396,201
ASB Bank Ltd. 3 month U.S. LIBOR + 0.970% 2.715% 6/14/23 (a)(b)(c)	500,000	500,806
Bank of America Corp.:
3 month U.S. LIBOR + 0.790% 2.401% 3/5/24 (a)(b)	1,130,000	1,126,956
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.730% 2.998% 10/24/24 (a)(b)	1,010,000	1,001,527
3 month U.S. LIBOR + 0.770% 3.602% 2/5/26 (a)(b)	1,361,000	1,332,921
3 month U.S. LIBOR + 0.960% 3.743% 7/23/24 (a)(b)	1,672,000	1,672,003
Bank of Montreal:
3 month U.S. LIBOR + 0.630% 2.351% 9/11/22 (a)(b)	440,000	439,964
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.270% 2.431% 4/14/23 (a)(b)	550,000	548,678
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.320% 2.437% 7/9/24 (a)(b)	1,560,000	1,538,884
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.680% 2.478% 3/10/23 (a)(b)	3,500,000	3,500,178
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.620% 2.502% 9/15/26 (a)(b)	300,000	290,013
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.465% 2.582% 1/10/25 Series MTN (a)(b)	320,000	314,462
Bank of New York Mellon Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.620% 2.855% 4/25/25 (a)(b)	700,000	692,306

	Principal Amount	Value

Bank of New Zealand U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.810% 3.072% 1/27/27 (a)(b)(c)	$ 350,000	$ 342,599
Bank of Nova Scotia:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 2.665% 7/31/24 (a)(b)	810,000	798,198
3 month U.S. LIBOR + 0.620% 2.716% 9/19/22 (a)(b)	1,064,000	1,064,009
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.545% 2.841% 3/2/26 (a)(b)	1,559,000	1,504,612
Banque Federative du Credit Mutuel SA U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.410% 2.704% 2/4/25 (a)(b)(c)	1,030,000	1,010,914
Barclays PLC 3 month U.S. LIBOR + 1.380% 4.302% 5/16/24 (a)(b)	1,350,000	1,349,728
BPCE SA:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.570% 2.731% 1/14/25 (a)(b)(c)	480,000	473,612
3 month U.S. LIBOR + 1.240% 2.961% 9/12/23 (a)(b)(c)	250,000	250,586
Canadian Imperial Bank of Commerce:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 2.242% 12/14/23 (a)(b)	1,424,000	1,415,218
3 month U.S. LIBOR + 0.660% 2.381% 9/13/23 (a)(b)	654,000	654,476
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.420% 2.597% 10/18/24 (a)(b)	290,000	285,292
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.940% 3.043% 4/7/25 (a)(b)	700,000	691,934
Citigroup, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.694% 2.929% 1/25/26 (a)(b)	640,000	624,239
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.669% 2.963% 5/1/25 (a)(b)	610,000	599,588
3 month U.S. LIBOR + 1.430% 3.01% 9/1/23 (a)(b)	878,000	878,000
3 month U.S. LIBOR + 1.250% 3.527% 7/1/26 (a)(b)	990,000	981,666
3 month U.S. LIBOR + 1.100% 4.042% 5/17/24 (a)(b)	1,164,000	1,165,325
See accompanying notes which are an integral part of the financial statements.
55	Annual Report

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
3 month U.S. LIBOR + 1.023% 4.105% 6/1/24 (a)(b)	$ 2,087,000	$ 2,086,390
Commonwealth Bank of Australia:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.520% 2.401% 6/15/26 (a)(b)(c)	410,000	403,318
3 month U.S. LIBOR + 0.820% 2.431% 6/4/24 (a)(b)(c)	103,000	103,109
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 2.499% 7/7/25 (a)(b)(c)	2,100,000	2,066,374
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.740% 2.581% 3/14/25 (a)(b)(c)	300,000	298,235
3 month U.S. LIBOR + 0.700% 2.703% 3/16/23 (a)(b)(c)	852,000	853,696
3 month U.S. LIBOR + 0.680% 2.776% 9/18/22 (a)(b)(c)	351,000	350,937
Cooperatieve Rabobank UA:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.300% 2.426% 1/12/24 (a)(b)	546,000	542,529
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 2.497% 1/10/25 (a)(b)	630,000	620,284
3 month U.S. LIBOR + 0.480% 2.908% 1/10/23 (a)(b)	1,000,000	1,000,248
Credit Suisse AG U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 2.674% 8/9/23 (a)(b)	1,500,000	1,487,174
Danske Bank A/S 3 month U.S. LIBOR + 1.060% 2.781% 9/12/23 (a)(b)(c)	400,000	399,676
DNB Bank ASA U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.830% 2.844% 3/28/25 (a)(b)(c)	300,000	298,212
Federation des Caisses Desjardins du Quebec U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.430% 2.725% 5/21/24 (a)(b)(c)	510,000	503,388
HSBC Holdings PLC:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.580% 2.875% 11/22/24 (a)(b)	1,260,000	1,231,870
3 month U.S. LIBOR + 1.230% 2.951% 3/11/25 (a)(b)	1,200,000	1,195,227

	Principal Amount	Value

3 month U.S. LIBOR + 1.000% 3.961% 5/18/24 (a)(b)	$ 400,000	$ 398,120
Huntington National Bank/The U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.190% 3.485% 5/16/25 (a)(b)	300,000	298,825
ING Groep N.V.:
3 month U.S. LIBOR + 1.000% 3.293% 10/2/23 (a)(b)	1,000,000	1,000,742
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.640% 3.654% 3/28/26 (a)(b)	900,000	899,554
JPMorgan Chase & Co.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.600% 2.398% 12/10/25 (a)(b)	750,000	731,270
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.580% 2.479% 3/16/24 (a)(b)	1,460,000	1,449,852
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.535% 2.831% 6/1/25 (a)(b)	210,000	206,062
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.920% 3.215% 2/24/26 (a)(b)	600,000	591,225
3 month U.S. LIBOR + 0.850% 3.278% 1/10/25 (a)(b)	702,000	698,769
3 month U.S. LIBOR + 0.730% 3.513% 4/23/24 (a)(b)	510,000	509,031
3 month U.S. LIBOR + 0.890% 3.673% 7/23/24 (a)(b)	2,366,000	2,362,664
3 month U.S. LIBOR + 1.230% 4.013% 10/24/23 (a)(b)	2,802,000	2,804,154
KeyBank N.A. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.320% 2.61% 6/14/24 (a)(b)	340,000	336,190
Macquarie Bank Ltd. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.310% 3.254% 3/21/25 (a)(b)(c)	200,000	200,259
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.860% 3.626% 7/26/23 (a)(b)	2,072,000	2,072,013
3 month U.S. LIBOR + 0.740% 3.822% 3/2/23 (a)(b)	306,000	306,703
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.790% 2.401% 3/5/23 (a)(b)	600,000	601,012
3 month U.S. LIBOR + 0.880% 2.601% 9/11/22 (a)(b)	400,000	399,985

See accompanying notes which are an integral part of the financial statements.
Annual Report	56

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
3 month U.S. LIBOR + 1.000% 2.721% 9/11/24 (a)(b)	$ 1,140,000	$ 1,138,155
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.960% 3.247% 5/22/26 (a)(b)	500,000	487,783
3 month U.S. LIBOR + 0.630% 3.627% 5/25/24 (a)(b)	1,300,000	1,294,515
National Australia Bank Ltd. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 2.501% 1/12/25 (a)(b)(c)	2,370,000	2,335,353
Natwest Group PLC 3 month U.S. LIBOR + 1.550% 3.747% 6/25/24 (a)(b)	700,000	699,932
Royal Bank of Canada:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.340% 2.443% 10/7/24 Series MTN (a)(b)	580,000	569,974
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 2.694% 10/26/23 (a)(b)	210,000	208,849
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.525% 2.735% 1/20/26 (a)(b)	1,792,000	1,744,878
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.590% 2.884% 11/2/26 (a)(b)	330,000	316,538
3 month U.S. LIBOR + 0.660% 2.953% 10/5/23 (a)(b)	860,000	859,035
Standard Chartered PLC:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.930% 3.225% 11/23/25 (a)(b)(c)	500,000	489,945
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.740% 3.784% 3/30/26 (a)(b)(c)	570,000	566,746
Sumitomo Mitsui Financial Group, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.880% 2.993% 1/14/27 (a)(b)	470,000	454,404
3 month U.S. LIBOR + 0.740% 3.478% 10/18/22 to 1/17/23 (a)(b)	392,000	392,388
3 month U.S. LIBOR + 0.860% 3.598% 7/19/23 (a)(b)	1,932,000	1,937,265

	Principal Amount	Value

Sumitomo Mitsui Trust Bank Ltd. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.440% 2.281% 9/16/24 (a)(b)(c)	$ 800,000	$ 789,890
Swedbank AB U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.910% 2.971% 4/4/25 (a)(b)(c)	400,000	397,460
The Toronto-Dominion Bank:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.355% 2.048% 3/4/24 (a)(b)	1,300,000	1,287,130
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.350% 2.148% 9/10/24 (a)(b)	950,000	934,017
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.240% 2.317% 1/6/23 (a)(b)	410,000	409,485
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.410% 2.527% 1/10/25 Series MTN (a)(b)	950,000	931,122
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.910% 2.675% 3/8/24 (a)(b)	200,000	199,270
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 2.748% 1/27/23 (a)(b)	980,000	979,623
3 month U.S. LIBOR + 0.640% 3.378% 7/19/23 (a)(b)	793,000	795,092
Truist Bank U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.200% 2.377% 1/17/24 (a)(b)	1,500,000	1,486,704
Truist Financial Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 2.182% 6/9/25 (a)(b)	860,000	842,797
Wells Fargo & Co.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.320% 3.555% 4/25/26 (a)(b)	840,000	838,734
3 month U.S. LIBOR + 1.230% 4.036% 10/31/23 (a)(b)	136,000	136,137
Westpac Banking Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.520% 2.203% 6/3/26 (a)(b)	1,060,000	1,039,626
3 month U.S. LIBOR + 0.390% 2.845% 1/13/23 (a)(b)	500,000	499,770
3 month U.S. LIBOR + 0.570% 2.998% 1/11/23 (a)(b)	1,328,000	1,328,241
See accompanying notes which are an integral part of the financial statements.
57	Annual Report

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.000% 3.286% 8/26/25 (a)(b)	$ 500,000	$ 501,300
3 month U.S. LIBOR + 0.720% 3.625% 5/15/23 (a)(b)	699,000	701,206
3 month U.S. LIBOR + 0.770% 3.78% 2/26/24 (a)(b)	172,000	172,310
		84,517,666
Capital Markets – 10.2%
Credit Suisse Group AG:
3 month U.S. LIBOR + 1.200% 2.945% 12/14/23 (a)(b)(c)	1,260,000	1,254,799
3 month U.S. LIBOR + 1.240% 2.961% 6/12/24 (a)(b)(c)	1,000,000	993,946
Goldman Sachs Group, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 2.298% 9/10/24 (a)(b)	1,330,000	1,310,050
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.580% 2.345% 3/8/24 (a)(b)	2,330,000	2,308,101
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.810% 2.592% 3/9/27 (a)(b)	50,000	48,183
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.490% 2.708% 10/21/24 (a)(b)	200,000	196,703
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 2.935% 1/24/25 (a)(b)	300,000	294,793
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.390% 3.272% 3/15/24 (a)(b)	600,000	600,939
3 month U.S. LIBOR + 0.750% 3.708% 2/23/23 (a)(b)	415,000	414,951
3 month U.S. LIBOR + 1.600% 4.643% 11/29/23 (a)(b)	3,156,000	3,182,304
Morgan Stanley:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.625% 2.893% 1/24/25 (a)(b)	1,190,000	1,172,549
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.950% 3.245% 2/18/26 (a)(b)	800,000	788,400
3 month U.S. LIBOR + 1.220% 4.083% 5/8/24 (a)(b)	1,192,000	1,193,983
3 month U.S. LIBOR + 1.400% 4.183% 10/24/23 (a)(b)	4,097,000	4,100,770

	Principal Amount	Value

The Bank of New York Mellon Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.200% 2.435% 10/25/24 Series MTN (a)(b)	$ 150,000	$ 148,185
3 month U.S. LIBOR + 1.050% 3.856% 10/30/23 (a)(b)	1,115,000	1,116,249
The Charles Schwab Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 2.43% 3/18/24 (a)(b)	1,203,000	1,197,326
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.050% 2.733% 3/3/27 (a)(b)	500,000	492,854
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.520% 2.814% 5/13/26 (a)(b)	380,000	369,899
		21,184,984
Consumer Finance – 5.2%
American Express Co.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.650% 2.944% 11/4/26 (a)(b)	550,000	533,839
3 month U.S. LIBOR + 0.750% 3.552% 8/3/23 (a)(b)	1,424,000	1,426,270
3 month U.S. LIBOR + 0.650% 3.693% 2/27/23 (a)(b)	26,000	26,006
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.420% 2.085% 9/8/23 (a)(b)	900,000	899,910
3 month U.S. LIBOR + 0.370% 3.282% 5/10/23 (a)(b)	660,000	660,106
Capital One Financial Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.690% 2.455% 12/6/24 (a)(b)	500,000	487,152
3 month U.S. LIBOR + 0.720% 3.526% 1/30/23 (a)(b)	1,264,000	1,261,498
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.480% 2.145% 9/8/22 (a)(b)	1,740,000	1,739,881
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.260% 2.19% 6/18/24 (a)(b)	1,300,000	1,288,190
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.330% 2.447% 1/11/24 (a)(b)	800,000	795,390
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.320% 2.472% 1/13/25 Series MTN (a)(b)	290,000	286,134

See accompanying notes which are an integral part of the financial statements.
Annual Report	58

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.340% 2.501% 10/14/22 (a)(b)	$ 1,259,000	$1,259,035
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.620% 2.575% 3/22/24 (a)(b)	200,000	199,906
		10,863,317
Diversified Financial Services – 6.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.680% 2.715% 9/29/23 (a)(b)	300,000	296,450
American Express Co. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.720% 3.014% 5/3/24 (a)(b)	800,000	797,596
Banco Santander S.A. 3 month U.S. LIBOR + 1.090% 4.048% 2/23/23 (a)(b)	1,400,000	1,401,453
Bank of America Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.690% 2.934% 4/22/25 (a)(b)	1,200,000	1,179,415
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.660% 2.954% 2/4/25 (a)(b)	400,000	395,344
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.330% 3.428% 4/2/26 (a)(b)	400,000	400,716
Bank of Nova Scotia U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.460% 2.577% 1/10/25 (a)(b)	200,000	195,928
Capital One Financial Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.350% 3.644% 5/9/25 (a)(b)	500,000	493,376
Citigroup, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.770% 2.585% 6/9/27 (a)(b)	200,000	191,768
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.528% 3.479% 3/17/26 (a)(b)	200,000	200,681
Credit Agricole SA 3 month U.S. LIBOR + 1.020% 3.803% 4/24/23 (a)(b)(c)	250,000	250,608

	Principal Amount	Value

Deutsche Bank AG U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.219% 3.514% 11/16/27 (a)(b)	$ 300,000	$ 276,746
HSBC Holdings PLC U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.430% 3.14% 3/10/26 (a)(b)	600,000	594,391
JPMorgan Chase & Co. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.885% 3.111% 4/22/27 (a)(b)	300,000	292,074
Macquarie Group Ltd.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.710% 2.866% 10/14/25 (a)(b)(c)	560,000	547,700
3 month U.S. LIBOR + 1.350% 3.547% 3/27/24 (a)(b)(c)	678,000	678,844
3 month U.S. LIBOR + 1.020% 4.063% 11/28/23 (a)(b)(c)	414,000	413,678
NatWest Markets PLC:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.760% 2.795% 9/29/26 (a)(b)(c)	450,000	432,284
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.530% 2.824% 8/12/24 (a)(b)(c)	500,000	494,081
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.662% 3.697% 9/29/22 (a)(b)(c)	220,000	220,106
Societe Generale S.A. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.050% 3.268% 1/21/26 (a)(b)(c)	630,000	611,376
The Bank of Nova Scotia U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.550% 2.432% 9/15/23 (a)(b)	200,000	199,362
UBS AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.320% 2.616% 6/1/23 (a)(b)(c)	450,000	448,792
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.360% 2.654% 2/9/24 (a)(b)(c)	1,651,000	1,642,563
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 2.744% 8/9/24 (a)(b)(c)	1,270,000	1,261,537
See accompanying notes which are an integral part of the financial statements.
59	Annual Report

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
UBS Group AG U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.580% 3.874% 5/12/26 (a)(b)(c)	$ 400,000	$ 400,912
		14,317,781
Insurance – 5.9%
AIG Global Funding U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 2.262% 12/15/23 (a)(b)(c)	344,000	341,318
Athene Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.560% 2.855% 8/19/24 (a)(b)(c)	1,000,000	972,950
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 2.995% 5/24/24 (a)(b)(c)	1,000,000	979,948
GA Global Funding Trust U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.360% 3.477% 4/11/25 (a)(b)(c)	500,000	490,142
Jackson National Life Global Funding U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.600% 2.677% 1/6/23 (a)(b)(c)	380,000	380,282
MassMutual Global Funding II U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.360% 2.486% 4/12/24 (a)(b)(c)	1,800,000	1,784,548
Metropolitan Life Global Funding I U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.320% 2.423% 1/7/24 (a)(b)(c)	2,664,000	2,645,382
New York Life Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.330% 2.491% 1/14/25 (a)(b)(c)	1,470,000	1,445,352
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.310% 2.554% 4/26/24 (a)(b)(c)	280,000	277,547
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.360% 2.578% 10/21/23 (a)(b)(c)	870,000	867,166
Northwestern Mutual Global Funding U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.330% 2.325% 3/25/24 (a)(b)(c)	424,000	420,260

	Principal Amount	Value

Pacific Life Global Funding II U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.620% 2.313% 6/4/26 (a)(b)(c)	$ 760,000	$ 731,530
Principal Life Global Funding II U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 2.576% 4/12/24 (a)(b)(c)	650,000	643,814
Protective Life Global Funding U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.980% 2.994% 3/28/25 (a)(b)(c)	200,000	199,150
		12,179,389
TOTAL FINANCIALS		143,063,137
HEALTH CARE – 3.4%
Health Care Providers & Services – 0.2%
Cigna Corp. 3 month U.S. LIBOR + 0.890% 3.402% 7/15/23 (a)(b)	390,000	390,713
Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.390% 2.567% 10/18/23 (a)(b)	1,680,000	1,672,984
Pharmaceuticals – 2.4%
AbbVie, Inc. 3 month U.S. LIBOR + 0.650% 3.634% 11/21/22 (a)(b)	880,000	880,722
AstraZeneca PLC 3 month U.S. LIBOR + 0.665% 3.607% 8/17/23 (a)(b)	749,000	751,205
Baxter International, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.260% 2.556% 12/1/23 (a)(b)	300,000	297,830
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 1.010% 2.839% 12/15/23 (a)(b)(c)	1,372,000	1,371,013
Pfizer, Inc. 3 month U.S. LIBOR + 0.330% 2.159% 9/15/23 (a)(b)	180,000	179,964
Roche Holdings, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.560% 2.353% 3/10/25 (a)(b)(c)	1,400,000	1,396,214
		4,876,948
TOTAL HEALTH CARE		6,940,645

See accompanying notes which are an integral part of the financial statements.
Annual Report	60

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – 3.0%
Air Freight & Logistics – 0.2%
United Parcel Service, Inc. 3 month U.S. LIBOR + 0.450% 2.727% 4/1/23 (a)(b)	$ 366,000	$ 366,188
Machinery – 2.8%
Caterpillar Financial Services Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.270% 2.085% 9/13/24 (a)(b)	1,890,000	1,872,718
Daimler Trucks Finance North America LLC U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.750% 2.632% 12/13/24 (a)(b)(c)	1,000,000	988,235
General Electric Co. 3 month U.S. LIBOR + 0.380% 3.212% 5/5/26 (a)(b)	800,000	761,604
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.480% 2.145% 9/8/22 (a)(b)	1,475,000	1,474,846
3 month U.S. LIBOR + 0.550% 2.176% 6/7/23 (a)(b)	200,000	200,371
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.200% 2.274% 10/11/24 (a)(b)	610,000	604,284
		5,902,058
TOTAL INDUSTRIALS		6,268,246
INFORMATION TECHNOLOGY – 0.3%
Semiconductors & Semiconductor Equipment – 0.3%
Analog Devices, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.250% 2.302% 10/1/24 (a)(b)	400,000	394,378
QUALCOMM, Inc. 3 month U.S. LIBOR + 0.730% 3.536% 1/30/23 (a)(b)	240,000	240,486
TOTAL INFORMATION TECHNOLOGY		634,864
MATERIALS – 0.1%
Chemicals – 0.1%
DuPont de Nemours, Inc. 3 month U.S. LIBOR + 1.110% 4.015% 11/15/23 (a)(b)	252,000	253,869
REAL ESTATE – 0.2%
Equity Real Estate Investment Trusts (REITs) – 0.2%
Simon Property Group LP U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.430% 2.547% 1/11/24 (a)(b)	430,000	426,036

	Principal Amount	Value
UTILITIES – 5.2%
Electric Utilities – 0.4%
Duke Energy Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.250% 2.049% 6/10/23 (a)(b)	$ 432,000	$429,988
The Southern Co. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.370% 2.664% 5/10/23 (a)(b)	455,000	452,748
		882,736
Multi-Utilities – 4.8%
American Electric Power Co., Inc. 3 month U.S. LIBOR + 0.480% 3.262% 11/1/23 (a)(b)	400,000	398,630
CenterPoint Energy, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.650% 2.944% 5/13/24 (a)(b)	800,000	791,291
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 2.359% 9/15/23 (a)(b)	1,230,000	1,225,528
Eversource Energy U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.250% 2.545% 8/15/23 (a)(b)	375,000	372,568
Florida Power & Light Co. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.250% 2.544% 5/10/23 (a)(b)	512,000	510,549
NextEra Energy Capital Holdings, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 2.694% 11/3/23 (a)(b)	2,450,000	2,429,004
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.540% 2.836% 3/1/23 (a)(b)	750,000	749,052
3 month U.S. LIBOR + 0.270% 3.254% 2/22/23 (a)(b)	2,108,000	2,103,227
PPL Electric Utilities Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.330% 2.323% 6/24/24 (a)(b)	585,000	578,191
Southern California Edison Co. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.830% 2.882% 4/1/24 (a)(b)	400,000	396,430
See accompanying notes which are an integral part of the financial statements.
61	Annual Report

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – continued
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 2.095% 9/14/23 (a)(b)	$ 250,000	$ 248,761
		9,803,231
TOTAL UTILITIES		10,685,967
TOTAL NONCONVERTIBLE BONDS (Cost $185,927,834)		184,473,022
U.S. Treasury Obligations – 10.8%

U.S. Treasury Bonds:
1.25% 8/15/31	640,000	544,725
1.375% 11/15/31	4,490,000	3,846,141
1.875% 2/15/32	2,300,000	2,054,367
2.875% 5/15/32	2,000,000	1,949,375
5.25% 2/15/29	2,000	2,221
6.125% 11/15/27	1,000	1,129
6.25% 5/15/30	10,000	12,036
U.S. Treasury Notes:
0.625% 5/15/30 to 8/15/30	5,145,000	4,228,363
0.875% 11/15/30	2,430,000	2,031,233
1.125% 2/15/31	3,408,000	2,897,732
1.50% 2/15/30	163,000	144,586
1.625% 8/15/29 to 5/15/31	3,645,600	3,236,649
1.75% 11/15/29	73,200	66,449
2.375% 5/15/29	194,800	183,698
2.75% 8/15/32	950,000	916,453
5.375% 2/15/31	200,000	231,641
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,628,812)		22,346,798

Money Market Fund – 0.1%
	Shares	Value
Fidelity Cash Central Fund, 2.33% (d) (Cost $309,001)	308,939	$ 309,001
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $210,865,647)		207,128,821
NET OTHER ASSETS (LIABILITIES) – 0.1%		122,868
NET ASSETS – 100.0%		$ 207,251,689

Legend
(a)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,887,456 or 20.7% of net assets.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.33%	$3,328,989	$93,836,831	$96,856,819	$20,666	$—	$—	$309,001	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
Annual Report	62

Investment Valuation
The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 184,473,022	$ —	$ 184,473,022	$ —
U.S. Treasury Obligations	22,346,798	—	22,346,798	—
Money Market Funds	309,001	309,001	—	—
Total Investments in Securities:	$ 207,128,821	$ 309,001	$ 206,819,820	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	63.6%
Canada	11.8%
Australia	6.0%
Japan	4.8%
United Kingdom	4.4%
Switzerland	3.6%
Netherlands	2.2%
France	1.3%
Others (Individually Less Than 1%)	2.2%
99.9%
See accompanying notes which are an integral part of the financial statements.
63	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments August 31, 2022
Showing Percentage of Net Assets
Nonconvertible Bonds – 37.6%
	Principal Amount	Value
COMMUNICATION SERVICES – 3.8%
Diversified Telecommunication Services – 1.0%
Altice France Holding SA 6.00% 2/15/28 (a)	$ 1,435,000	$ 975,800
Altice France SA:
5.125% 1/15/29 (a)	515,000	399,938
5.50% 1/15/28 (a)	630,000	512,716
AT&T, Inc.:
2.55% 12/1/33	2,790,000	2,222,979
3.80% 12/1/57	3,772,000	2,855,288
4.30% 2/15/30	315,000	302,144
4.50% 3/9/48	10,000	8,769
5.15% 11/15/46	500,000	482,998
Frontier Communications Holdings LLC:
5.00% 5/1/28 (a)	210,000	184,057
5.875% 10/15/27 (a)	770,000	718,217
6.75% 5/1/29 (a)	1,620,000	1,397,234
Level 3 Financing, Inc.:
3.625% 1/15/29 (a)	65,000	52,170
4.25% 7/1/28 (a)	390,000	324,188
4.625% 9/15/27 (a)	1,000,000	883,420
Lumen Technologies, Inc.:
5.125% 12/15/26 (a)	570,000	492,528
5.625% 4/1/25	205,000	198,833
6.875% 1/15/28	15,000	13,503
Ooredoo International Finance Ltd. 2.625% 4/8/31 (a)	300,000	267,375
Sprint Capital Corp.:
6.875% 11/15/28	3,988,000	4,211,109
8.75% 3/15/32	310,000	374,238
Telecom Italia Capital SA 6.00% 9/30/34	693,000	559,597
Telecom Italia SpA 5.303% 5/30/24 (a)	210,000	202,150
Verizon Communications, Inc.:
2.10% 3/22/28	1,241,000	1,096,760
2.55% 3/21/31	3,475,000	2,937,083
2.987% 10/30/56	1,624,000	1,091,648
3.00% 3/22/27	221,000	209,045
4.862% 8/21/46	875,000	850,788
5.012% 4/15/49	38,000	37,722
		23,862,297
Entertainment – 0.3%
Magallanes, Inc.:
3.428% 3/15/24 (a)	1,097,000	1,072,372
3.638% 3/15/25 (a)	601,000	580,275
3.755% 3/15/27 (a)	1,175,000	1,097,545
4.054% 3/15/29 (a)	407,000	370,612
4.279% 3/15/32 (a)	2,434,000	2,120,827

	Principal Amount	Value

5.05% 3/15/42 (a)	$ 847,000	$ 692,432
5.141% 3/15/52 (a)	1,309,000	1,047,719
		6,981,782
Interactive Media & Services – 0.0%
Baidu, Inc. 1.72% 4/9/26	375,000	340,239
Match Group, Inc. 4.125% 8/1/30 (a)	85,000	70,333
Tencent Holdings Ltd. 2.88% 4/22/31 (a)	300,000	256,473
		667,045
Media – 1.8%
Advantage Sales & Marketing, Inc. 6.50% 11/15/28 (a)	1,000,000	860,000
Altice Financing SA 5.00% 1/15/28 (a)	200,000	161,378
Bharti Airtel International Netherlands BV 5.35% 5/20/24 (a)	200,000	201,912
Cable Onda S.A. 4.50% 1/30/30 (a)	250,000	219,219
Cable One, Inc. 4.00% 11/15/30 (a)	200,000	166,526
CAS Capital No 1 Ltd. 4.00% (b)(c)	200,000	165,100
CCO Holdings LLC / CCO Holdings Capital Corp.:
4.50% 8/15/30 (a)	225,000	189,219
4.50% 5/1/32	460,000	373,281
4.75% 3/1/30 (a)	3,679,000	3,162,229
5.00% 2/1/28 (a)	200,000	182,764
5.125% 5/1/27 (a)	370,000	351,202
5.375% 6/1/29 (a)	1,314,000	1,200,477
5.50% 5/1/26 (a)	100,000	99,000
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.40% 4/1/33	1,842,000	1,628,351
5.25% 4/1/53	2,636,000	2,205,254
5.375% 5/1/47	3,681,000	3,137,272
5.50% 4/1/63	2,636,000	2,205,681
5.75% 4/1/48	1,936,000	1,722,645
6.484% 10/23/45	197,000	188,044
Comcast Corp.:
3.90% 3/1/38	71,000	63,827
4.65% 7/15/42	162,000	152,549
CSC Holdings LLC:
4.125% 12/1/30 (a)	325,000	263,250
5.375% 2/1/28 (a)	1,415,000	1,285,329
5.50% 4/15/27 (a)	600,000	568,668

See accompanying notes which are an integral part of the financial statements.
Annual Report	64

Nonconvertible Bonds – continued
	Principal Amount	Value
COMMUNICATION SERVICES – continued
Media – continued
5.75% 1/15/30 (a)	$ 955,000	$ 739,590
Discovery Communications LLC:
3.625% 5/15/30	3,801,000	3,330,102
4.65% 5/15/50	1,770,000	1,344,658
DISH DBS Corp. 7.75% 7/1/26	200,000	157,684
Fox Corp.:
4.03% 1/25/24	101,000	100,739
4.709% 1/25/29	145,000	143,499
5.476% 1/25/39	143,000	140,574
5.576% 1/25/49	95,000	91,851
Front Range BidCo, Inc. 6.125% 3/1/28 (a)	790,000	604,966
Frontier Communications Holdings LLC 8.75% 5/15/30 (a)	235,000	241,904
Gray Television, Inc. 4.75% 10/15/30 (a)	195,000	160,680
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (a)	200,000	172,000
Liquid Telecommunications Financing PLC 5.50% 9/4/26 (a)	225,000	182,250
Network i2i Ltd. 3.975% (a)(b)(c)	200,000	171,975
Sable International Finance Ltd. 5.75% 9/7/27 (a)	1,265,000	1,154,312
Sirius XM Radio, Inc. 4.125% 7/1/30 (a)	635,000	538,016
TEGNA, Inc. 4.75% 3/15/26 (a)	600,000	589,182
Telenet Finance Luxembourg Notes SARL 5.50% 3/1/28 (a)	1,000,000	910,000
The Walt Disney Co.:
3.80% 3/22/30	1,824,000	1,763,168
4.70% 3/23/50	1,346,000	1,346,076
Time Warner Cable LLC:
5.875% 11/15/40	1,356,000	1,214,781
7.30% 7/1/38	211,000	216,760
Time Warner Cable, Inc.:
5.50% 9/1/41	16,000	13,738
6.55% 5/1/37	157,000	154,214
6.75% 6/15/39	674,000	655,322
Univision Communications, Inc. 6.625% 6/1/27 (a)	165,000	159,228
Virgin Media Finance PLC 5.00% 7/15/30 (a)	405,000	319,930

	Principal Amount	Value

Virgin Media Secured Finance PLC 4.50% 8/15/30 (a)	$ 410,000	$ 341,407
VZ Secured Financing BV 5.00% 1/15/32 (a)	900,000	733,815
Windstream Escrow LLC / Windstream Escrow Finance Corp. 7.75% 8/15/28 (a)	985,000	846,687
Zayo Group Holdings, Inc. 4.00% 3/1/27 (a)	205,000	174,763
Ziggo Bond Co. BV:
5.125% 2/28/30 (a)	670,000	536,335
6.00% 1/15/27 (a)	400,000	360,314
		40,363,697
Wireless Telecommunication Services – 0.7%
AXIAN Telecom Co. 7.375% 2/16/27 (a)	200,000	183,000
C&W Senior Financing DAC 6.875% 9/15/27 (a)	418,000	368,885
Cablevision Lightpath LLC:
3.875% 9/15/27 (a)	85,000	74,182
5.625% 9/15/28 (a)	70,000	57,037
Cogent Communications Group, Inc. 7.00% 6/15/27 (a)	505,000	482,624
CT Trust 5.125% 2/3/32 (a)	350,000	301,394
Intelsat Jackson Holdings S.A. 6.50% 3/15/30 (a)	565,000	512,161
Millicom International Cellular SA:
4.50% 4/27/31 (a)	1,343,000	1,102,351
6.25% 3/25/29 (a)	630,000	597,437
MTN Mauritius Investments Ltd. 4.755% 11/11/24 (a)	225,000	224,550
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (a)	1,080,000	996,494
Rogers Communications, Inc.:
3.20% 3/15/27 (a)	1,271,000	1,209,272
3.80% 3/15/32 (a)	1,109,000	1,012,191
Sprint Corp.:
7.125% 6/15/24	200,000	206,492
7.875% 9/15/23	519,000	534,726
Telefonica Celular del Paraguay S.A. 5.875% 4/15/27 (a)	200,000	189,700
T-Mobile USA, Inc.:
3.875% 4/15/30	5,761,000	5,324,471
4.375% 4/15/40	207,000	182,586
4.50% 4/15/50	407,000	355,152
4.75% 2/1/28	135,000	132,043
Vmed O2 UK Financing I PLC 4.25% 1/31/31 (a)	840,000	677,410
See accompanying notes which are an integral part of the financial statements.
65	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
COMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
VTR Comunicaciones SpA 5.125% 1/15/28 (a)	$ 575,000	$ 384,100
		15,108,258
TOTAL COMMUNICATION SERVICES		86,983,079
CONSUMER DISCRETIONARY – 2.1%
Auto Components – 0.0%
Metalsa S A P I De C.V. 3.75% 5/4/31 (a)	225,000	168,581
Automobiles – 0.6%
Ford Motor Co. 3.25% 2/12/32	400,000	313,168
General Motors Financial Co., Inc.:
4.00% 1/15/25	50,000	49,373
4.25% 5/15/23	5,000	5,002
4.35% 4/9/25	10,870,000	10,714,467
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 6 month U.S. LIBOR + 5.625% 7.177% 10/15/26 (a)(c)(d)	440,000	408,100
Tupy Overseas S.A. 4.50% 2/16/31 (a)	200,000	163,663
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (a)	811,000	806,716
		12,460,489
Diversified Consumer Services – 0.1%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125% 7/31/26 (a)	1,670,000	1,579,507
Global Partners LP / GLP Finance Corp.:
6.875% 1/15/29	400,000	366,088
7.00% 8/1/27	422,000	398,707
Service Corp. International 5.125% 6/1/29	615,000	582,657
		2,926,959
Hotels, Restaurants & Leisure – 0.7%
1011778 BC ULC / New Red Finance, Inc.:
4.00% 10/15/30 (a)	955,000	775,044
5.75% 4/15/25 (a)	130,000	130,650
Allen Media LLC / Allen Media Co-Issuer, Inc. 10.50% 2/15/28 (a)	400,000	202,000
Boyd Gaming Corp.:
4.75% 12/1/27	380,000	354,719
4.75% 6/15/31 (a)	400,000	348,000

	Principal Amount	Value

Caesars Entertainment, Inc.:
4.625% 10/15/29 (a)	$ 600,000	$ 482,607
6.25% 7/1/25 (a)	595,000	580,964
8.125% 7/1/27 (a)	590,000	579,657
Carnival Corp.:
7.625% 3/1/26 (a)	950,000	807,500
10.50% 2/1/26 (a)	600,000	617,997
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (a)	400,000	348,572
6.75% 1/15/30 (a)	1,700,000	1,386,248
Genm Capital Labuan Ltd. 3.882% 4/19/31 (a)	300,000	232,369
GLP Capital LP / GLP Financing II, Inc. 5.25% 6/1/25	155,000	153,101
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	580,000	593,050
McDonald's Corp.:
3.50% 7/1/27	269,000	261,133
3.60% 7/1/30	319,000	302,452
4.20% 4/1/50	1,792,000	1,586,309
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (a)	200,000	129,669
5.75% 7/21/28 (a)	220,000	148,610
NagaCorp Ltd. 7.95% 7/6/24	250,000	225,750
NCL Finance Ltd. 6.125% 3/15/28 (a)	1,300,000	1,009,437
Royal Caribbean Cruises Ltd.:
5.50% 8/31/26 (a)	1,000,000	799,340
9.125% 6/15/23 (a)	100,000	100,997
11.50% 6/1/25 (a)	149,000	156,450
11.625% 8/15/27 (a)	60,000	58,960
Station Casinos LLC 4.50% 2/15/28 (a)	610,000	525,471
Viking Cruises, Ltd. 13.00% 5/15/25 (a)	400,000	419,646
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	340,000	306,656
5.50% 3/1/25 (a)	300,000	287,283
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	325,000	260,000
5.50% 10/1/27 (a)	100,000	72,000
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (a)	325,000	323,916
Yum! Brands, Inc.:
3.625% 3/15/31	400,000	336,880

See accompanying notes which are an integral part of the financial statements.
Annual Report	66

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure – continued
4.625% 1/31/32	$ 600,000	$ 530,082
		15,433,519
Household Durables – 0.0%
Newell Brands, Inc. 5.625% 4/1/36	55,000	49,258
Internet & Direct Marketing Retail – 0.0%
B2W Digital Lux Sarl 4.375% 12/20/30 (a)	250,000	191,766
CMG Media Corp. 8.875% 12/15/27 (a)	397,000	341,430
JD.com, Inc. 3.375% 1/14/30	255,000	231,726
		764,922
Leisure Products – 0.0%
Carnival Corp. 10.50% 6/1/30 (a)	405,000	370,575
Hasbro, Inc. 3.00% 11/19/24	564,000	549,837
Mattel, Inc. 5.875% 12/15/27 (a)	15,000	14,936
		935,348
Multiline Retail – 0.1%
Dollar Tree, Inc. 4.00% 5/15/25	2,307,000	2,284,965
Specialty Retail – 0.6%
AutoNation, Inc. 4.75% 6/1/30	127,000	118,878
AutoZone, Inc.:
3.625% 4/15/25	179,000	176,249
4.00% 4/15/30	2,979,000	2,827,802
Bath & Body Works, Inc. 6.625% 10/1/30 (a)	1,000,000	908,460
Carvana Co. 5.875% 10/1/28 (a)	600,000	360,000
eG Global Finance PLC:
6.75% 2/7/25 (a)	275,000	259,823
8.50% 10/30/25 (a)	1,175,000	1,097,215
LBM Acquisition LLC 6.25% 1/15/29 (a)	595,000	444,620
Lowe's Companies, Inc. 4.50% 4/15/30	606,000	597,178
Lowe's Cos., Inc.:
3.35% 4/1/27	191,000	184,106
3.75% 4/1/32	586,000	539,660
4.25% 4/1/52	2,401,000	2,044,902
4.45% 4/1/62	2,460,000	2,077,489
O'Reilly Automotive, Inc. 4.20% 4/1/30	188,000	180,753

	Principal Amount	Value

Sally Holdings LLC / Sally Capital, Inc. 5.625% 12/1/25	$ 15,000	$ 14,373
SRS Distribution, Inc. 4.625% 7/1/28 (a)	400,000	354,062
The Michaels Cos., Inc. 7.875% 5/1/29 (a)	500,000	332,500
The TJX Cos., Inc. 3.875% 4/15/30	4,000	3,882
		12,521,952
Textiles, Apparel & Luxury Goods – 0.0%
Crocs, Inc. 4.125% 8/15/31 (a)	600,000	472,232
The William Carter Co. 5.625% 3/15/27 (a)	105,000	101,391
Wolverine World Wide, Inc. 4.00% 8/15/29 (a)	400,000	325,600
		899,223
TOTAL CONSUMER DISCRETIONARY		48,445,216
CONSUMER STAPLES – 2.2%
Beverages – 1.1%
Anheuser-Busch InBev Finance, Inc. 4.90% 2/1/46	311,000	295,250
Anheuser-Busch InBev Worldwide, Inc.:
3.50% 6/1/30	7,524,000	7,072,604
4.35% 6/1/40	624,000	567,604
4.50% 6/1/50	6,964,000	6,314,201
4.60% 6/1/60	670,000	594,333
4.75% 4/15/58	350,000	319,375
5.45% 1/23/39	377,000	388,622
5.55% 1/23/49	2,806,000	2,917,435
5.80% 1/23/59	1,068,000	1,139,081
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 5.25% 4/27/29 (a)	200,000	184,250
Molson Coors Brewing Co. 3.00% 7/15/26	4,389,000	4,111,815
The Coca-Cola Co.:
3.375% 3/25/27	1,134,000	1,120,545
3.45% 3/25/30	562,000	540,960
Triton Water Holdings, Inc. 6.25% 4/1/29 (a)	475,000	389,595
		25,955,670
Food & Staples Retailing – 0.2%
CVS Health Corp.:
3.00% 8/15/26	69,000	66,356
3.625% 4/1/27	281,000	273,284
4.30% 3/25/28	15,000	14,829
See accompanying notes which are an integral part of the financial statements.
67	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Food & Staples Retailing – continued
4.78% 3/25/38	$ 1,295,000	$ 1,230,971
Sysco Corp.:
5.95% 4/1/30	948,000	1,019,687
6.60% 4/1/50	530,000	614,421
TreeHouse Foods, Inc. 4.00% 9/1/28	670,000	561,728
U.S. Foods, Inc. 6.25% 4/15/25 (a)	270,000	271,315
		4,052,591
Food Products – 0.6%
Adecoagro S.A. 6.00% 9/21/27 (a)	250,000	233,825
Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC 4.875% 2/15/30 (a)	1,200,000	1,050,900
Camposol S.A. 6.00% 2/3/27 (a)	150,000	128,700
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	381,000	373,689
JBS U.S.A. Lux SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc.:
2.50% 1/15/27 (a)	2,610,000	2,342,240
3.00% 5/15/32 (a)	2,405,000	1,987,204
5.125% 2/1/28 (a)	910,000	908,862
5.50% 1/15/30 (a)	1,863,000	1,863,000
5.75% 4/1/33 (a)	1,870,000	1,862,838
6.50% 4/15/29 (a)	308,000	319,522
JBS USA Food Co. 3.625% 1/15/32 (a)	80,000	69,154
NBM US Holdings, Inc. 6.625% 8/6/29 (a)	400,000	388,575
Performance Food Group, Inc.:
5.50% 10/15/27 (a)	740,000	697,546
6.875% 5/1/25 (a)	415,000	414,481
Post Holdings, Inc.:
4.50% 9/15/31 (a)	51,000	43,364
4.625% 4/15/30 (a)	180,000	156,324
5.50% 12/15/29 (a)	635,000	581,917
5.625% 1/15/28 (a)	130,000	123,500
5.75% 3/1/27 (a)	196,000	191,483
		13,737,124
Personal Products – 0.0%
Natura Cosmeticos S.A. 4.125% 5/3/28 (a)	250,000	205,672

	Principal Amount	Value

Tobacco – 0.3%
Altria Group, Inc.:
3.875% 9/16/46	$ 703,000	$ 487,528
4.25% 8/9/42	448,000	335,707
4.50% 5/2/43	289,000	219,826
4.80% 2/14/29	86,000	83,278
5.375% 1/31/44	532,000	469,666
5.95% 2/14/49	300,000	269,254
BAT Capital Corp.:
4.70% 4/2/27	1,039,000	1,010,989
4.906% 4/2/30	1,236,000	1,164,008
5.282% 4/2/50	1,336,000	1,076,220
Imperial Brands Finance PLC:
4.25% 7/21/25 (a)	450,000	440,348
6.125% 7/27/27 (a)	927,000	941,005
Reynolds American, Inc.:
4.45% 6/12/25	53,000	52,499
4.85% 9/15/23	220,000	221,244
5.70% 8/15/35	28,000	25,817
5.85% 8/15/45	180,000	152,083
		6,949,472
TOTAL CONSUMER STAPLES		50,900,529
ENERGY – 5.5%
Energy Equipment & Services – 0.2%
DCP Midstream Operating LP:
5.375% 7/15/25	1,139,000	1,141,847
5.625% 7/15/27	390,000	394,875
5.85% 5/21/43 (a)(c)	2,132,000	2,077,421
Halliburton Co.:
3.80% 11/15/25	2,000	1,979
4.85% 11/15/35	55,000	52,262
Transocean Poseidon Ltd. 6.875% 2/1/27 (a)	787,500	740,250
		4,408,634
Oil, Gas & Consumable Fuels – 5.3%
Adaro Indonesia PT 4.25% 10/31/24 (a)	300,000	290,681
Apache Corp.:
5.10% 9/1/40	160,000	136,000
7.375% 8/15/47	60,000	62,250
Aydem Yenilenebilir Enerji AS 7.75% 2/2/27 (a)	200,000	147,850
Canacol Energy Ltd. 5.75% 11/24/28 (a)	300,000	258,338
Canadian Natural Resources Ltd.:
2.05% 7/15/25	5,600,000	5,213,658
3.85% 6/1/27	2,800,000	2,672,850
5.85% 2/1/35	1,246,000	1,240,891
Cenovus Energy, Inc.:
2.65% 1/15/32	634,000	520,362

See accompanying notes which are an integral part of the financial statements.
Annual Report	68

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
3.75% 2/15/52	$ 210,000	$ 162,193
4.25% 4/15/27	367,000	361,501
5.40% 6/15/47	282,000	273,266
6.75% 11/15/39	2,013,000	2,200,513
Cheniere Energy, Inc. 4.625% 10/15/28	390,000	375,788
CITGO Petroleum Corp. 6.375% 6/15/26 (a)	600,000	571,018
CNX Resources Corp. 6.00% 1/15/29 (a)	95,000	89,319
Columbia Pipeline Group, Inc. 4.50% 6/1/25	30,000	29,878
Comstock Resources, Inc. 6.75% 3/1/29 (a)	800,000	763,580
Continental Resources, Inc. 5.75% 1/15/31 (a)	305,000	291,935
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.625% 5/1/27 (a)	2,332,000	2,174,590
CVR Energy, Inc.:
5.25% 2/15/25 (a)	400,000	377,345
5.75% 2/15/28 (a)	460,000	418,600
Delek Overriding Royalty Leviathan Ltd. 7.494% 12/30/23 (a)	250,000	250,625
EIG Pearl Holdings Sarl 3.545% 8/31/36 (a)	300,000	261,300
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	198,350
Enbridge, Inc.:
4.00% 10/1/23	283,000	282,179
4.25% 12/1/26	66,000	64,965
Endeavor Energy Resources LP / EER Finance, Inc. 5.75% 1/30/28 (a)	285,000	281,124
Energean Israel Finance Ltd. 4.875% 3/30/26 (a)	200,000	184,000
Energean PLC 6.50% 4/30/27 (a)	300,000	270,750
Energy Transfer LP:
3.75% 5/15/30	8,264,000	7,426,915
4.20% 9/15/23	72,000	71,849
4.25% 3/15/23	102,000	102,040
4.50% 4/15/24	98,000	97,647
4.95% 6/15/28	246,000	241,783
5.00% 5/15/50	1,080,000	926,846
5.25% 4/15/29	1,892,000	1,844,620
5.40% 10/1/47	577,000	514,044

	Principal Amount	Value

5.80% 6/15/38	$ 137,000	$ 128,291
6.00% 6/15/48	1,869,000	1,776,328
6.25% 4/15/49	109,000	106,805
EnLink Midstream LLC 5.625% 1/15/28 (a)	600,000	576,390
Enterprise Products Operating LLC 3.70% 2/15/26	5,310,000	5,243,680
EQM Midstream Partners LP:
6.50% 7/1/27 (a)	195,000	188,224
7.50% 6/1/27 (a)	425,000	420,257
EQT Corp. 5.00% 1/15/29	800,000	781,960
Exxon Mobil Corp. 3.482% 3/19/30	2,903,000	2,778,303
Galaxy Pipeline Assets Bidco Ltd.:
2.16% 3/31/34 (a)	110,499	96,134
2.625% 3/31/36 (a)	355,000	296,425
Geopark Ltd. 5.50% 1/17/27 (a)	200,000	173,225
Guara Norte Sarl 5.198% 6/15/34 (a)	187,230	156,080
Hess Corp.:
4.30% 4/1/27	3,280,000	3,202,330
5.60% 2/15/41	2,047,000	1,974,942
5.80% 4/1/47	360,000	357,264
7.125% 3/15/33	110,000	121,887
7.30% 8/15/31	2,372,000	2,650,095
7.875% 10/1/29	303,000	345,661
Hess Midstream Operations LP:
5.125% 6/15/28 (a)	420,000	390,075
5.625% 2/15/26 (a)	505,000	492,410
Holly Energy Partners LP / Holly Energy Finance Corp.:
5.00% 2/1/28 (a)	600,000	558,702
6.375% 4/15/27 (a)	180,000	175,169
Investment Energy Resources Ltd. 6.25% 4/26/29 (a)	350,000	313,687
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	190,000	189,572
5.50% 3/1/44	287,000	267,947
6.55% 9/15/40	13,000	13,467
Kinder Morgan, Inc.:
5.05% 2/15/46	34,000	31,001
5.55% 6/1/45	193,000	187,725
Kinetik Holdings LP 5.875% 6/15/30 (a)	205,000	195,019
Kosmos Energy Ltd. 7.125% 4/4/26 (a)	425,000	375,062
Leviathan Bond Ltd. 6.125% 6/30/25 (a)	250,000	245,000
See accompanying notes which are an integral part of the financial statements.
69	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (a)	$ 200,000	$ 167,250
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (a)	375,000	352,612
MEG Energy Corp. 7.125% 2/1/27 (a)	910,000	919,555
Mesquite Energy, Inc. 7.25% 7/15/23 (e)	269,000	0
MPLX LP:
4.50% 7/15/23	133,000	133,485
4.80% 2/15/29	83,000	81,024
4.875% 12/1/24	160,000	161,445
4.95% 9/1/32	1,725,000	1,671,312
5.50% 2/15/49	249,000	237,070
New Fortress Energy, Inc. 6.50% 9/30/26 (a)	1,100,000	1,042,085
NGL Energy Operating LLC / NGL Energy Finance Corp. 7.50% 2/1/26 (a)	400,000	366,000
Occidental Petroleum Corp.:
4.20% 3/15/48	210,000	176,480
4.30% 8/15/39	105,000	90,593
4.40% 4/15/46 to 8/15/49	665,000	572,947
5.55% 3/15/26	1,088,000	1,114,368
6.20% 3/15/40	250,000	253,750
6.45% 9/15/36	858,000	916,936
6.60% 3/15/46	216,000	237,750
7.50% 5/1/31	5,461,000	6,151,243
7.875% 9/15/31	65,000	74,916
Oleoducto Central S.A. 4.00% 7/14/27 (a)	275,000	235,125
Ovintiv, Inc.:
5.15% 11/15/41	1,386,000	1,302,369
6.625% 8/15/37	1,341,000	1,376,738
7.375% 11/1/31	290,000	316,120
8.125% 9/15/30	652,000	724,668
PBF Holding Co. LLC / PBF Finance Corp. 6.00% 2/15/28	300,000	269,450
Petrobras Global Finance BV 6.75% 6/3/50	350,000	320,097
Petroleos Mexicanos:
4.50% 1/23/26	907,000	813,125
5.95% 1/28/31	3,253,000	2,434,057
6.35% 2/12/48	11,201,000	6,755,323
6.49% 1/23/27	435,000	385,410
6.50% 3/13/27	594,000	523,195
6.625% 6/15/35	500,000	357,525

	Principal Amount	Value

6.70% 2/16/32	$ 750,000	$ 581,062
6.75% 9/21/47	1,870,000	1,174,173
6.84% 1/23/30	1,668,000	1,351,080
6.95% 1/28/60	2,120,000	1,319,700
7.69% 1/23/50	9,101,000	6,211,432
Petronas Capital Ltd. 3.404% 4/28/61 (a)	90,000	69,046
Phillips 66:
3.70% 4/6/23	76,000	75,988
3.85% 4/9/25	98,000	97,184
Plains All American Pipeline LP / PAA Finance Corp.:
3.55% 12/15/29	3,078,000	2,693,990
3.60% 11/1/24	139,000	135,686
Qatar Energy:
1.375% 9/12/26 (a)	400,000	361,800
3.30% 7/12/51 (a)	300,000	237,994
Qatar Petroleum 2.25% 7/12/31 (a)	360,000	313,200
Range Resources Corp. 4.875% 5/15/25	400,000	388,000
Rattler Midstream LP 5.625% 7/15/25 (a)	570,000	581,611
SA Global Sukuk Ltd. 1.602% 6/17/26 (a)	150,000	137,685
Sabine Pass Liquefaction LLC 4.50% 5/15/30	1,431,000	1,369,941
Saudi Arabian Oil Co.:
1.625% 11/24/25 (a)	900,000	832,500
3.50% 4/16/29 to 11/24/70 (a)	770,000	717,125
4.25% 4/16/39 (a)	325,000	303,063
SM Energy Co. 6.75% 9/15/26	600,000	590,064
Southern Gas Corridor CJSC 6.875% 3/24/26 (a)	460,000	482,942
Sunoco LP / Sunoco Finance Corp.:
4.50% 5/15/29	490,000	416,299
5.875% 3/15/28	610,000	567,194
6.00% 4/15/27	10,000	9,671
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.00% 12/31/30 (a)	1,000,000	875,264
Targa Resources Partners LP / Targa Resources Partners Finance Corp.:
5.50% 3/1/30	100,000	97,677
6.50% 7/15/27	200,000	205,750
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (a)	275,000	207,075
TerraForm Power Operating LLC 5.00% 1/31/28 (a)	35,000	32,080

See accompanying notes which are an integral part of the financial statements.
Annual Report	70

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
The Oil and Gas Holding Co. BSCC:
7.50% 10/25/27 (a)	$ 200,000	$ 203,500
7.625% 11/7/24 (a)	350,000	354,878
The Williams Cos., Inc.:
3.50% 11/15/30	3,757,000	3,379,637
3.70% 1/15/23	1,174,000	1,174,535
3.90% 1/15/25	521,000	514,488
4.00% 9/15/25	180,000	178,022
4.50% 11/15/23	51,000	51,139
4.65% 8/15/32	1,793,000	1,728,537
5.30% 8/15/52	406,000	390,921
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	167,000	149,273
3.95% 5/15/50	542,000	449,186
Tullow Oil PLC 10.25% 5/15/26 (a)	331,000	305,215
Valero Energy Corp. 2.85% 4/15/25	38,000	36,790
Venture Global Calcasieu Pass LLC 3.875% 11/1/33 (a)	400,000	332,334
Western Midstream Operating LP:
3.35% 2/1/25	255,000	240,585
3.95% 6/1/25	178,000	170,058
4.30% 2/1/30	420,000	379,050
4.50% 3/1/28	300,000	278,475
4.65% 7/1/26	156,000	148,461
4.75% 8/15/28	80,000	75,310
5.30% 3/1/48	150,000	131,892
5.50% 2/1/50	50,000	43,275
YPF S.A.:
8.50% 3/23/25 (a)	262,500	213,330
8.75% 4/4/24 (a)	280,000	233,065
		120,592,815
TOTAL ENERGY		125,001,449
FINANCIALS – 13.7%
Banks – 4.5%
Access Bank PLC 6.125% 9/21/26 (a)	300,000	245,869
Banco do Brasil SA/Cayman 6.25% (a)(b)(c)	200,000	175,250
Banco Mercantil del Norte S.A. 6.75% (a)(b)(c)	400,000	384,670
Bank of America Corp.:
2.299% 7/21/32 (c)	2,050,000	1,636,415
3.419% 12/20/28 (c)	12,214,000	11,313,350
3.50% 4/19/26	227,000	220,891
3.864% 7/23/24 (c)	250,000	248,658

	Principal Amount	Value

3.95% 4/21/25	$ 229,000	$ 226,712
4.20% 8/26/24	160,000	159,740
4.25% 10/22/26	2,667,000	2,626,773
4.45% 3/3/26	2,428,000	2,418,127
Barclays PLC:
2.645% 6/24/31 (c)	5,000,000	3,966,972
2.852% 5/7/26 (c)	1,317,000	1,233,005
4.375% 1/12/26	200,000	196,034
CIT Group, Inc.:
3.929% 6/19/24 (c)	275,000	272,330
6.125% 3/9/28	174,000	179,460
Citigroup, Inc.:
3.352% 4/24/25 (c)	572,000	560,586
3.875% 3/26/25	2,657,000	2,628,444
4.30% 11/20/26	5,255,000	5,180,975
4.40% 6/10/25	1,348,000	1,342,113
4.412% 3/31/31 (c)	4,928,000	4,702,547
4.45% 9/29/27	728,000	709,782
4.91% 5/24/33 (c)	2,848,000	2,785,977
5.50% 9/13/25	878,000	900,733
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(c)	297,000	259,226
Corp. Andina de Fomento 2.375% 5/12/23	1,240,000	1,226,744
Discover Bank 4.682% 8/9/28 (c)	1,750,000	1,693,070
HSBC Holdings PLC 4.95% 3/31/30	227,000	220,233
Intesa Sanpaolo SpA:
4.198% 6/1/32 (a)(c)	263,000	191,365
5.017% 6/26/24 (a)	200,000	191,331
5.71% 1/15/26 (a)	3,790,000	3,555,029
Itau Unibanco Holding S.A. 6.125% (a)(b)(c)	200,000	182,485
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	2,883,000	2,496,713
2.956% 5/13/31 (c)	701,000	600,825
3.797% 7/23/24 (c)	75,000	74,577
3.875% 9/10/24	190,000	189,170
4.125% 12/15/26	415,000	409,776
4.452% 12/5/29 (c)	5,535,000	5,332,169
4.493% 3/24/31 (c)	10,985,000	10,673,643
NBK Tier 1 Financing 2 Ltd. 4.50% (a)(b)(c)	400,000	369,325
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (c)	775,000	700,126
5.125% 5/28/24	2,000,000	2,000,343
Societe Generale:
1.038% 6/18/25 (a)(c)	4,000,000	3,730,757
1.488% 12/14/26 (a)(c)	1,855,000	1,616,568
See accompanying notes which are an integral part of the financial statements.
71	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Synchrony Bank:
5.40% 8/22/25	$ 1,668,000	$ 1,665,462
5.625% 8/23/27	1,510,000	1,497,928
The Wells Fargo & Co. 4.897% 7/25/33 (c)	5,696,000	5,604,649
Wells Fargo & Co.:
2.406% 10/30/25 (c)	838,000	800,726
3.526% 3/24/28 (c)	2,546,000	2,405,143
4.478% 4/4/31 (c)	6,782,000	6,522,315
5.013% 4/4/51 (c)	3,790,000	3,701,546
Westpac Banking Corp. 4.11% 7/24/34 (c)	405,000	364,293
		102,590,950
Capital Markets – 3.0%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	81,000	79,533
4.25% 2/15/24	138,000	138,115
Blackstone Private Credit Fund 4.70% 3/24/25	4,307,000	4,167,800
Coinbase Global, Inc. 3.625% 10/1/31 (a)	655,000	398,787
Credit Suisse Group AG:
2.193% 6/5/26 (a)(c)	3,100,000	2,769,726
2.593% 9/11/25 (a)(c)	1,207,000	1,116,750
3.75% 3/26/25	250,000	238,884
3.80% 6/9/23	906,000	901,537
3.869% 1/12/29 (a)(c)	250,000	216,562
4.194% 4/1/31 (a)(c)	1,509,000	1,267,896
4.207% 6/12/24 (a)(c)	850,000	836,666
4.55% 4/17/26	250,000	239,639
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 3.920% 6.537% 8/12/33 (a)(c)	8,000,000	7,639,179
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	2,140,000	1,732,286
3.102% 2/24/33 (c)	1,000,000	850,740
3.20% 2/23/23	5,303,000	5,293,414
3.691% 6/5/28 (c)	5,571,000	5,266,028
3.75% 5/22/25	200,000	196,454
3.80% 3/15/30	3,352,000	3,090,937
3.814% 4/23/29 (c)	1,341,000	1,254,851
4.25% 10/21/25	554,000	546,453
6.75% 10/1/37	6,606,000	7,322,243
Morgan Stanley:
3.125% 7/27/26	6,293,000	5,995,446
3.622% 4/1/31 (c)	1,770,000	1,621,840
3.737% 4/24/24 (c)	407,000	405,210
4.35% 9/8/26	2,767,000	2,734,482

	Principal Amount	Value

4.431% 1/23/30 (c)	$ 2,729,000	$ 2,658,426
4.875% 11/1/22	555,000	556,416
5.00% 11/24/25	7,319,000	7,432,991
MSCI, Inc. 4.00% 11/15/29 (a)	600,000	534,066
UBS Group AG:
1.494% 8/10/27 (a)(c)	1,344,000	1,167,286
4.125% 9/24/25 (a)	200,000	197,820
		68,868,463
Consumer Finance – 2.1%
Ally Financial, Inc.:
1.45% 10/2/23	402,000	389,818
3.05% 6/5/23	1,813,000	1,799,292
4.75% 6/9/27	2,500,000	2,438,743
5.75% 11/20/25	3,529,000	3,566,900
5.80% 5/1/25	832,000	851,086
8.00% 11/1/31	450,000	500,755
Capital One Financial Corp.:
2.60% 5/11/23	1,354,000	1,344,064
2.636% 3/3/26 (c)	1,228,000	1,163,788
3.273% 3/1/30 (c)	1,571,000	1,382,596
3.65% 5/11/27	4,618,000	4,414,380
3.80% 1/31/28	519,000	490,402
4.927% 5/10/28 (c)	2,886,000	2,853,874
4.985% 7/24/26 (c)	1,758,000	1,755,536
5.247% 7/26/30 (c)	2,270,000	2,233,102
Discover Financial Services:
3.75% 3/4/25	586,000	572,304
3.85% 11/21/22	1,275,000	1,276,267
4.10% 2/9/27	197,000	189,118
4.50% 1/30/26	5,267,000	5,158,353
Ford Motor Credit Co. LLC:
4.063% 11/1/24	2,533,000	2,458,859
4.125% 8/17/27	1,400,000	1,261,022
4.687% 6/9/25	275,000	264,000
5.113% 5/3/29	325,000	300,357
5.125% 6/16/25	205,000	200,252
5.584% 3/18/24	1,528,000	1,520,667
Navient Corp. 7.25% 9/25/23	234,000	234,393
OneMain Finance Corp. 4.00% 9/15/30	900,000	670,588
Springleaf Finance Corp. 6.875% 3/15/25	515,000	500,593
Synchrony Financial:
3.95% 12/1/27	1,916,000	1,741,857
4.375% 3/19/24	2,272,000	2,262,443
5.15% 3/19/29	2,953,000	2,808,537

See accompanying notes which are an integral part of the financial statements.
Annual Report	72

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
Toyota Motor Credit Corp. 2.90% 3/30/23	$ 1,352,000	$ 1,347,395
		47,951,341
Diversified Financial Services – 3.0%
1MDB Global Investments Ltd. 4.40% 3/9/23	1,000,000	955,660
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
1.65% 10/29/24	2,615,000	2,419,686
2.45% 10/29/26	954,000	841,193
2.875% 8/14/24	666,000	636,194
3.00% 10/29/28	1,000,000	850,119
3.30% 1/30/32	1,069,000	862,717
4.125% 7/3/23	255,000	254,372
4.45% 4/3/26	276,000	265,209
4.875% 1/16/24	438,000	435,897
6.50% 7/15/25	603,000	617,456
Ares Capital Corp.:
3.875% 1/15/26	2,302,000	2,164,950
4.20% 6/10/24	998,000	989,055
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	9,001,000	8,253,601
3.95% 7/1/24 (a)	196,000	187,150
4.25% 4/15/26 (a)	2,197,000	2,024,871
4.375% 5/1/26 (a)	686,000	634,153
Bank of America Corp. 5.015% 7/22/33 (c)	11,427,000	11,320,343
BNP Paribas SA 2.219% 6/9/26 (a)(c)	1,250,000	1,152,226
Coinbase Global, Inc. 3.375% 10/1/28 (a)	1,000,000	646,256
Deutsche Bank AG:
3.30% 11/16/22	247,000	246,581
3.729% 1/14/32 (c)	3,000,000	2,206,825
4.50% 4/1/25	2,787,000	2,696,672
5.882% 7/8/31 (c)	5,000,000	4,353,090
Hightower Holding LLC 6.75% 4/15/29 (a)	660,000	554,702
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.75% 9/15/24	355,000	337,704
5.25% 5/15/27	615,000	558,881
6.25% 5/15/26	4,329,000	4,149,931
6.375% 12/15/25	1,364,000	1,331,053
JPMorgan Chase & Co.:
4.586% 4/26/33 (c)	5,144,000	4,953,157
4.912% 7/25/33 (c)	2,210,000	2,185,473
3 month U.S. LIBOR + 3.470% 6.276% (b)(c)	35,000	34,781

	Principal Amount	Value

MDGH GMTN RSC Ltd. 2.875% 11/7/29 (a)	$ 300,000	$ 282,056
Moody's Corp.:
3.25% 1/15/28	108,000	101,728
3.75% 3/24/25	822,000	814,085
4.875% 2/15/24	101,000	102,139
Morgan Stanley 4.889% 7/20/33 (c)	5,300,000	5,275,934
NatWest Markets PLC 2.375% 5/21/23 (a)	1,448,000	1,428,721
Pine Street Trust I 4.572% 2/15/29 (a)	514,000	490,295
Pine Street Trust II 5.568% 2/15/49 (a)	800,000	774,040
Shriram Transport Finance Co. Ltd. 4.15% 7/18/25 (a)	300,000	273,806
VistaJet Malta Finance PLC / XO Management Holding, Inc. 7.875% 5/1/27 (a)	395,000	361,903
		69,024,665
Insurance – 1.1%
Acrisure LLC / Acrisure Finance, Inc. 6.00% 8/1/29 (a)	600,000	486,661
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/27 (a)	1,795,000	1,630,399
American International Group, Inc.:
2.50% 6/30/25	2,480,000	2,364,137
3.40% 6/30/30	180,000	165,075
Corebridge Financial, Inc.:
3.50% 4/4/25 (a)	575,000	553,772
3.65% 4/5/27 (a)	1,926,000	1,810,842
3.85% 4/5/29 (a)	805,000	740,923
3.90% 4/5/32 (a)	958,000	860,554
4.35% 4/5/42 (a)	218,000	184,818
4.40% 4/5/52 (a)	644,000	537,226
Equitable Holdings, Inc.:
3.90% 4/20/23	41,000	41,049
4.35% 4/20/28	1,256,000	1,235,303
Five Corners Funding Trust II 2.85% 5/15/30 (a)	1,993,000	1,727,947
Hartford Financial Services Group, Inc. 4.30% 4/15/43	604,000	526,146
HUB International Ltd. 7.00% 5/1/26 (a)	675,000	661,335
Jackson Financial, Inc.:
5.17% 6/8/27	818,000	807,515
5.67% 6/8/32	2,033,000	1,973,551
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	130,000	126,465
See accompanying notes which are an integral part of the financial statements.
73	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	$ 310,000	$ 308,112
4.75% 3/15/39	142,000	138,260
Nuveen Finance LLC 4.125% 11/1/24 (a)	3,501,000	3,460,148
Pacific LifeCorp. 5.125% 1/30/43 (a)	554,000	532,289
Swiss Re Finance Luxembourg SA 5.00% 4/2/49 (a)(c)	200,000	190,000
Teachers Insurance & Annuity Association of America 4.90% 9/15/44 (a)	1,852,000	1,792,893
Unum Group:
3.875% 11/5/25	349,000	340,823
4.00% 3/15/24 to 6/15/29	931,000	901,348
USI, Inc. 6.875% 5/1/25 (a)	1,072,000	1,049,895
		25,147,486
Mortgage Real Estate Investment Trusts (REITs) – 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	35,000	33,327
TOTAL FINANCIALS		313,616,232
HEALTH CARE – 1.8%
Biotechnology – 0.0%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (a)	775,000	542,500
Health Care Equipment & Supplies – 0.1%
Avantor Funding, Inc. 4.625% 7/15/28 (a)	510,000	464,039
Hologic, Inc.:
3.25% 2/15/29 (a)	525,000	447,539
4.625% 2/1/28 (a)	500,000	465,625
Teleflex, Inc. 4.25% 6/1/28 (a)	95,000	86,311
		1,463,514
Health Care Providers & Services – 1.4%
Centene Corp.:
2.45% 7/15/28	5,745,000	4,845,276
2.50% 3/1/31	700,000	558,544
2.625% 8/1/31	1,045,000	836,063
3.375% 2/15/30	1,016,000	871,220
4.25% 12/15/27	1,563,000	1,484,319
4.625% 12/15/29	1,301,000	1,225,594
CHS / Community Health Systems, Inc.:
6.125% 4/1/30 (a)	570,000	353,229
8.00% 3/15/26 (a)	792,000	740,520

	Principal Amount	Value

CHS /Community Health Systems, Inc. 6.875% 4/15/29 (a)	$ 800,000	$ 500,000
CHS/Community Health Systems, Inc. 5.625% 3/15/27 (a)	1,700,000	1,441,592
Cigna Corp.:
3.05% 10/15/27	300,000	279,907
4.375% 10/15/28	5,516,000	5,432,067
4.80% 8/15/38	268,000	258,319
4.90% 12/15/48	268,000	254,425
DaVita, Inc. 4.625% 6/1/30 (a)	1,120,000	901,645
HCA, Inc.:
3.50% 9/1/30	1,247,000	1,088,186
3.625% 3/15/32 (a)	232,000	200,445
5.375% 2/1/25	926,000	934,797
5.625% 9/1/28	1,062,000	1,067,400
5.875% 2/15/26 to 2/1/29	1,472,000	1,500,973
Humana, Inc. 3.70% 3/23/29	748,000	706,311
Molina Healthcare, Inc. 3.875% 11/15/30 to 5/15/32 (a)	585,000	504,347
Sabra Health Care LP 3.20% 12/1/31	2,237,000	1,778,747
Surgery Center Holdings, Inc. 6.75% 7/1/25 (a)	420,000	405,215
Tenet Healthcare Corp.:
4.625% 6/15/28 (a)	115,000	104,534
4.875% 1/1/26 (a)	195,000	185,250
6.125% 10/1/28 (a)	2,988,000	2,741,490
6.25% 2/1/27 (a)	240,000	231,431
Toledo Hospital 5.325% 11/15/28	154,000	100,682
U.S. Renal Care, Inc. 10.625% 7/15/27 (a)	215,000	101,642
		31,634,170
Life Sciences Tools & Services – 0.0%
IQVIA, Inc. 5.00% 10/15/26 to 5/15/27 (a)	930,000	899,691
Pharmaceuticals – 0.3%
Bausch Health Americas, Inc. 9.25% 4/1/26 (a)	90,000	54,000
Bausch Health Companies, Inc.:
5.50% 11/1/25 (a)	475,000	391,875
5.75% 8/15/27 (a)	635,000	463,049
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	1,700,000	1,672,189
BellRing Brands, Inc. 7.00% 3/15/30 (a)	220,000	210,098

See accompanying notes which are an integral part of the financial statements.
Annual Report	74

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Catalent Pharma Solutions, Inc. 3.50% 4/1/30 (a)	$ 650,000	$ 535,343
Charles River Laboratories International, Inc. 4.25% 5/1/28 (a)	30,000	27,494
Darling Ingredients, Inc. 6.00% 6/15/30 (a)	130,000	130,164
Elanco Animal Health, Inc.:
5.772% 8/28/23	219,000	218,628
6.40% 8/28/28	92,000	85,560
Garden Spinco Corp. 8.625% 7/20/30 (a)	90,000	95,850
Mylan, Inc. 4.55% 4/15/28	150,000	140,816
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (a)	1,145,000	1,001,875
Utah Acquisition Sub, Inc. 3.95% 6/15/26	90,000	84,577
Viatris, Inc.:
1.65% 6/22/25	162,000	147,664
2.70% 6/22/30	901,000	709,678
3.85% 6/22/40	359,000	249,402
4.00% 6/22/50	620,000	400,604
Zoetis, Inc. 3.25% 2/1/23	100,000	99,896
		6,718,762
TOTAL HEALTH CARE		41,258,637
INDUSTRIALS – 1.3%
Aerospace & Defense – 0.6%
Bombardier, Inc.:
6.00% 2/15/28 (a)	400,000	353,622
7.50% 3/15/25 (a)	159,000	155,524
7.875% 4/15/27 (a)	1,155,000	1,105,970
Embraer Netherlands Finance BV 5.05% 6/15/25	225,000	221,456
Howmet Aerospace, Inc. 5.95% 2/1/37	20,000	19,394
Moog, Inc. 4.25% 12/15/27 (a)	205,000	187,647
The Boeing Co.:
5.04% 5/1/27	549,000	547,349
5.15% 5/1/30	4,487,000	4,416,152
5.705% 5/1/40	550,000	524,590
5.805% 5/1/50	500,000	479,564
5.93% 5/1/60	2,180,000	2,081,855
TransDigm UK Holdings PLC 6.875% 5/15/26	120,000	116,006

	Principal Amount	Value

TransDigm, Inc.:
6.25% 3/15/26 (a)	$ 495,000	$ 486,337
6.375% 6/15/26	1,467,000	1,408,320
7.50% 3/15/27	125,000	121,875
8.00% 12/15/25 (a)	685,000	701,577
		12,927,238
Air Freight & Logistics – 0.0%
Aeropuerto Internacional de Tocumen S.A. 4.00% 8/11/41 (a)	300,000	243,900
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (a)	400,000	366,000
XPO Logistics, Inc. 6.25% 5/1/25 (a)	72,000	72,839
		682,739
Airlines – 0.0%
Azul Investments LLP:
5.875% 10/26/24 (a)	250,000	191,875
7.25% 6/15/26 (a)	200,000	140,625
		332,500
Commercial Services & Supplies – 0.3%
APX Group, Inc. 6.75% 2/15/27 (a)	365,000	354,505
Aramark Services, Inc. 5.00% 4/1/25 to 2/1/28 (a)	1,771,000	1,645,237
CoreCivic, Inc.:
4.625% 5/1/23	238,000	236,194
4.75% 10/15/27	50,000	42,054
8.25% 4/15/26	1,010,000	998,477
DP World Ltd/United Arab Emirates 5.625% 9/25/48 (a)	75,000	73,350
IAA, Inc. 5.50% 6/15/27 (a)	500,000	471,250
Madison IAQ LLC 5.875% 6/30/29 (a)	500,000	411,320
Nielsen Finance LLC / Nielsen Finance Co.:
5.625% 10/1/28 (a)	350,000	350,798
5.875% 10/1/30 (a)	350,000	350,265
Stericycle, Inc. 3.875% 1/15/29 (a)	350,000	303,187
The Bidvest Group UK PLC 3.625% 9/23/26 (a)	225,000	205,538
The GEO Group, Inc.:
9.50% 12/31/28 (a)	320,000	286,400
10.50% 6/30/28	77,000	73,240
		5,801,815
Construction & Engineering – 0.2%
AECOM 5.125% 3/15/27	1,354,000	1,313,380
See accompanying notes which are an integral part of the financial statements.
75	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Construction & Engineering – continued
Brand Industrial Services, Inc. 8.50% 7/15/25 (a)	$ 1,476,000	$ 1,195,560
HTA Group Ltd. 7.00% 12/18/25 (a)	225,000	210,698
IHS Holding Ltd. 5.625% 11/29/26 (a)	300,000	258,337
Pike Corp. 5.50% 9/1/28 (a)	1,515,000	1,252,469
		4,230,444
Machinery – 0.1%
BWX Technologies, Inc. 4.125% 6/30/28 (a)	1,100,000	1,012,000
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (a)	885,000	805,350
		1,817,350
Marine – 0.0%
DP World Salaam 6.00% (b)(c)	200,000	198,562
Misc Capital Two Labuan Ltd. 3.75% 4/6/27 (a)	200,000	187,035
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc. 10.75% 7/1/25 (a)	800,000	758,500
		1,144,097
Professional Services – 0.0%
ASGN, Inc. 4.625% 5/15/28 (a)	360,000	318,160
Trading Companies & Distributors – 0.1%
Air Lease Corp.:
2.25% 1/15/23	149,000	147,901
3.375% 7/1/25	1,164,000	1,105,346
3.875% 7/3/23	469,000	467,431
4.25% 2/1/24 to 9/15/24	594,000	591,332
		2,312,010
Transportation Infrastructure – 0.0%
DP World Crescent Ltd. 3.75% 1/30/30 (a)	250,000	238,875
TOTAL INDUSTRIALS		29,805,228
INFORMATION TECHNOLOGY – 1.6%
Communications Equipment – 0.2%
CommScope, Inc.:
4.75% 9/1/29 (a)	600,000	510,570
6.00% 3/1/26 (a)	665,000	628,491
Meituan:
2.125% 10/28/25 (a)	400,000	354,000
3.05% 10/28/30 (a)	200,000	144,288

	Principal Amount	Value

Prosus N.V. 4.193% 1/19/32 (a)	$ 400,000	$ 320,000
Radiate Holdco LLC / Radiate Finance, Inc.:
4.50% 9/15/26 (a)	460,000	396,520
6.50% 9/15/28 (a)	955,000	711,227
Tencent Holdings Ltd. 1.81% 1/26/26 (a)	250,000	229,235
		3,294,331
Electronic Equipment, Instruments & Components – 0.0%
II-VI, Inc. 5.00% 12/15/29 (a)	860,000	765,718
IT Services – 0.2%
Arches Buyer, Inc.:
4.25% 6/1/28 (a)	125,000	100,625
6.125% 12/1/28 (a)	45,000	35,199
Black Knight InfoServ LLC 3.625% 9/1/28 (a)	865,000	756,875
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	530,000	471,435
CA Magnum Holdings 5.375% 10/31/26 (a)	350,000	313,250
Camelot Finance SA 4.50% 11/1/26 (a)	250,000	232,500
Central Parent, Inc./CDK Global, Inc. 7.25% 6/15/29 (a)	270,000	258,555
Entegris, Inc. 3.625% 5/1/29 (a)	400,000	336,880
Gartner, Inc.:
3.75% 10/1/30 (a)	180,000	154,350
4.50% 7/1/28 (a)	260,000	239,967
Lenovo Group Ltd. 3.421% 11/2/30 (a)	300,000	243,056
Minerva Merger Sub, Inc. 6.50% 2/15/30 (a)	600,000	509,421
Rackspace Technology Global, Inc.:
3.50% 2/15/28 (a)	700,000	505,554
5.375% 12/1/28 (a)	665,000	366,747
		4,524,414
Semiconductors & Semiconductor Equipment – 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (a)	340,000	291,625
2.45% 2/15/31 (a)	7,080,000	5,645,259
2.60% 2/15/33 (a)	2,944,000	2,263,767
3.50% 2/15/41 (a)	2,339,000	1,754,616
3.75% 2/15/51 (a)	1,098,000	804,935
Entegris, Inc. 4.375% 4/15/28 (a)	300,000	264,809

See accompanying notes which are an integral part of the financial statements.
Annual Report	76

Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
ON Semiconductor Corp. 3.875% 9/1/28 (a)	$ 205,000	$ 182,819
		11,207,830
Software – 0.6%
Boxer Parent Co., Inc. 7.125% 10/2/25 (a)	135,000	133,363
Fair Isaac Corp.:
4.00% 6/15/28 (a)	345,000	304,764
5.25% 5/15/26 (a)	110,000	106,413
MicroStrategy, Inc. 6.125% 6/15/28 (a)	395,000	329,619
NortonLifeLock, Inc. 5.00% 4/15/25 (a)	867,000	855,729
Open Text Corp. 3.875% 2/15/28 to 12/1/29 (a)	815,000	667,147
Oracle Corp.:
1.65% 3/25/26	1,381,000	1,245,345
2.30% 3/25/28	2,182,000	1,896,515
2.80% 4/1/27	1,191,000	1,090,251
2.875% 3/25/31	6,031,000	4,999,517
3.60% 4/1/40 to 4/1/50	1,198,000	870,961
3.85% 4/1/60	6,000	3,978
SS&C Technologies, Inc. 5.50% 9/30/27 (a)	590,000	559,055
The Nielsen Co. Luxembourg SARL 5.00% 2/1/25 (a)	766,000	769,095
		13,831,752
Technology Hardware, Storage & Peripherals – 0.1%
Dell International LLC / EMC Corp.:
5.45% 6/15/23	80,000	80,819
5.85% 7/15/25	204,000	211,231
6.02% 6/15/26	1,278,000	1,327,396
6.10% 7/15/27	374,000	393,265
6.20% 7/15/30	324,000	336,675
		2,349,386
TOTAL INFORMATION TECHNOLOGY		35,973,431
MATERIALS – 0.9%
Chemicals – 0.5%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27 (a)	365,000	338,081
CF Industries, Inc. 4.95% 6/1/43	5,000	4,444
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (a)	988,000	1,010,523

	Principal Amount	Value

Consolidated Energy Finance SA 6.50% 5/15/26 (a)	$ 620,000	$ 566,246
Equate Petrochemical BV 4.25% 11/3/26 (a)	70,000	68,600
JSW Steel Ltd. 3.95% 4/5/27 (a)	300,000	250,500
LSB Industries, Inc. 6.25% 10/15/28 (a)	1,000,000	925,550
MEGlobal Canada ULC 5.00% 5/18/25 (a)	200,000	201,000
Methanex Corp.:
5.125% 10/15/27	545,000	496,222
5.65% 12/1/44	181,000	132,125
NOVA Chemicals Corp. 5.25% 6/1/27 (a)	870,000	768,119
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.00% 1/27/30 (a)	600,000	498,000
OCP S.A. 3.75% 6/23/31 (a)	600,000	488,925
OCP SA 5.625% 4/25/24 (a)	150,000	150,495
Olin Corp.:
5.00% 2/1/30	370,000	335,782
5.625% 8/1/29	505,000	481,149
Olympus Water US Holding Corp. 4.25% 10/1/28 (a)	650,000	528,450
Orbia Advance Corp SAB de CV 1.875% 5/11/26 (a)	200,000	178,365
Orbia Advance Corp. S.A.B. de C.V. 2.875% 5/11/31 (a)	100,000	82,175
SABIC Capital I BV 2.15% 9/14/30	200,000	172,500
Sasol Financing USA LLC:
4.375% 9/18/26	300,000	278,681
5.875% 3/27/24	200,000	199,300
The Chemours Co. LLC:
5.375% 5/15/27	819,000	755,413
5.75% 11/15/28 (a)	1,090,000	975,550
Usiminas International Sarl 5.875% 7/18/26 (a)	200,000	195,287
Valvoline, Inc.:
3.625% 6/15/31 (a)	700,000	563,864
4.25% 2/15/30 (a)	85,000	82,867
WR Grace Holdings LLC:
4.875% 6/15/27 (a)	195,000	180,352
5.625% 10/1/24 (a)	100,000	98,750
		11,007,315
See accompanying notes which are an integral part of the financial statements.
77	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Containers & Packaging – 0.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.:
4.125% 8/15/26 (a)	$ 20,000	$ 17,253
5.25% 8/15/27 (a)	400,000	289,170
Berry Global, Inc. 4.875% 7/15/26 (a)	170,000	165,500
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (a)	110,000	105,590
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75% 2/1/26	525,000	506,297
Crown Cork & Seal Co., Inc. 7.375% 12/15/26	35,000	36,575
DAE Funding LLC 1.55% 8/1/24 (a)	300,000	279,900
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC 6.00% 9/15/28 (a)	65,000	55,602
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	100,000	93,014
Trivium Packaging Finance BV:
5.50% 8/15/26 (a)	350,000	336,000
8.50% 8/15/27 (a)	1,415,000	1,344,349
		3,229,250
Metals & Mining – 0.3%
Advanced Drainage Systems, Inc. 5.00% 9/30/27 (a)	1,160,000	1,102,000
Antofagasta PLC 2.375% 10/14/30 (a)	300,000	237,000
ATI, Inc. 5.875% 12/1/27	625,000	593,967
Cemex S.A.B. de C.V.:
3.875% 7/11/31 (a)	300,000	251,213
5.125% (a)(b)(c)	350,000	290,063
Cia de Minas Buenaventura SAA 5.50% 7/23/26 (a)	80,000	70,140
Corp. Nacional del Cobre de Chile 3.70% 1/30/50 (a)	200,000	145,163
Endeavour Mining PLC 5.00% 10/14/26 (a)	300,000	256,369
ERO Copper Corp. 6.50% 2/15/30 (a)	1,000,000	740,625
First Quantum Minerals Ltd.:
6.50% 3/1/24 (a)	200,000	198,000
6.875% 3/1/26 (a)	760,000	729,505
FMG Resources August 2006 Pty Ltd. 4.50% 9/15/27 (a)	5,000	4,568

	Principal Amount	Value

Freeport Indonesia PT:
4.763% 4/14/27 (a)	$ 200,000	$ 194,250
6.20% 4/14/52 (a)	200,000	176,000
Fresnillo PLC 4.25% 10/2/50 (a)	200,000	154,475
GCM Mining Corp. 6.875% 8/9/26 (a)	200,000	158,000
Indonesia Asahan Aluminium Persero PT 5.45% 5/15/30 (a)	200,000	195,420
Kaiser Aluminum Corp. 4.625% 3/1/28 (a)	875,000	753,668
Mineral Resources Ltd. 8.00% 11/1/27 (a)	300,000	299,284
Nexa Resources S.A. 6.50% 1/18/28 (a)	200,000	198,325
Stillwater Mining Co. 4.00% 11/16/26 (a)	250,000	220,281
		6,968,316
TOTAL MATERIALS		21,204,881
REAL ESTATE – 2.9%
Equity Real Estate Investment Trusts (REITs) – 2.1%
Alexandria Real Estate Equities, Inc. 4.90% 12/15/30	666,000	662,169
American Homes 4 Rent LP:
2.375% 7/15/31	166,000	133,217
3.625% 4/15/32	881,000	768,929
Boston Properties LP:
3.25% 1/30/31	4,104,000	3,534,959
4.50% 12/1/28	295,000	287,104
Brixmor Operating Partnership LP:
3.85% 2/1/25	3,770,000	3,676,129
4.05% 7/1/30	890,000	791,109
4.125% 6/15/26 to 5/15/29	3,029,000	2,826,639
HCP, Inc.:
3.25% 7/15/26	59,000	56,677
3.50% 7/15/29	68,000	62,551
Healthcare Realty Holdings LP:
3.10% 2/15/30	149,000	128,395
3.50% 8/1/26	155,000	147,842
Hudson Pacific Properties LP 4.65% 4/1/29	1,622,000	1,522,724
Invitation Homes Operating Partnership LP 4.15% 4/15/32	1,320,000	1,186,623
Kite Realty Group Trust 4.75% 9/15/30	68,000	61,742
Lexington Realty Trust:
2.70% 9/15/30	350,000	282,373
4.40% 6/15/24	458,000	451,858

See accompanying notes which are an integral part of the financial statements.
Annual Report	78

Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
MPT Operating Partnership LP / MPT Finance Corp.:
3.50% 3/15/31	$ 300,000	$ 224,898
5.25% 8/1/26	380,000	362,867
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	4,949,000	3,758,330
3.375% 2/1/31	646,000	526,200
3.625% 10/1/29	1,605,000	1,371,891
4.375% 8/1/23	138,000	137,105
4.50% 1/15/25 to 4/1/27	2,448,000	2,362,743
4.75% 1/15/28	283,000	270,656
4.95% 4/1/24	600,000	601,559
Piedmont Operating Partnership LP 2.75% 4/1/32	343,000	261,228
Realty Income, Corp. 3.25% 1/15/31	172,000	154,184
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	10,706
SBA Tower Trust:
1.884% 7/15/50 (a)	403,000	363,153
2.328% 7/15/52 (a)	308,000	268,631
2.836% 1/15/50 (a)	699,000	668,232
Service Properties Trust:
4.375% 2/15/30	385,000	282,224
4.95% 2/15/27 to 10/1/29	70,000	55,608
5.50% 12/15/27	185,000	160,051
Simon Property Group LP 2.45% 9/13/29	262,000	226,138
SITE Centers Corp.:
3.625% 2/1/25	39,000	37,534
4.25% 2/1/26	287,000	279,477
STORE Capital Corp.:
2.75% 11/18/30	5,212,000	4,230,565
4.625% 3/15/29	149,000	144,024
Sun Communities Operating LP:
2.30% 11/1/28	392,000	330,977
2.70% 7/15/31	956,000	769,605
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC:
6.00% 1/15/30 (a)	700,000	493,573
7.875% 2/15/25 (a)	1,384,000	1,367,247
Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC 6.50% 2/15/29 (a)	1,400,000	1,066,632
VICI Properties LP:
4.375% 5/15/25	219,000	213,847
4.75% 2/15/28	1,710,000	1,640,929
4.95% 2/15/30	2,243,000	2,153,551

	Principal Amount	Value

5.125% 5/15/32	$ 509,000	$ 485,062
VICI Properties LP / VICI Note Co., Inc.:
3.50% 2/15/25 (a)	155,000	145,989
4.125% 8/15/30 (a)	400,000	351,702
4.25% 12/1/26 (a)	505,000	473,018
4.50% 9/1/26 (a)	826,000	778,327
4.625% 6/15/25 to 12/1/29 (a)	400,000	373,700
5.625% 5/1/24 (a)	400,000	400,600
5.75% 2/1/27 (a)	60,000	59,072
Vornado Realty LP 2.15% 6/1/26	407,000	358,217
WP Carey, Inc.:
2.40% 2/1/31	3,912,000	3,179,944
3.85% 7/15/29	129,000	119,631
4.00% 2/1/25	182,000	180,216
4.60% 4/1/24	653,000	654,843
		48,935,726
Real Estate Management & Development – 0.8%
Brandywine Operating Partnership LP:
3.95% 11/15/27	247,000	227,667
4.10% 10/1/24	1,434,000	1,406,889
4.55% 10/1/29	151,000	142,122
CBRE Services, Inc. 2.50% 4/1/31	1,155,000	927,131
Corporate Office Properties LP:
2.25% 3/15/26	300,000	268,893
2.75% 4/15/31	252,000	197,903
Realogy Group LLC / Realogy Co-Issuer Corp. 5.25% 4/15/30 (a)	600,000	451,176
Realty Income Corp.:
2.20% 6/15/28	160,000	140,425
2.85% 12/15/32	197,000	168,913
3.40% 1/15/28	271,000	254,226
Tanger Properties LP:
2.75% 9/1/31	1,012,000	769,625
3.125% 9/1/26	1,289,000	1,196,964
Ventas Realty LP:
3.00% 1/15/30	1,026,000	893,025
3.50% 2/1/25	573,000	559,249
3.75% 5/1/24	201,000	198,784
4.00% 3/1/28	4,720,000	4,492,853
4.125% 1/15/26	34,000	33,350
4.75% 11/15/30	4,821,000	4,674,569
		17,003,764
TOTAL REAL ESTATE		65,939,490
See accompanying notes which are an integral part of the financial statements.
79	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – 1.8%
Electric Utilities – 0.9%
Abu Dhabi National Energy Co PJSC 4.00% 10/3/49 (a)	$ 175,000	$ 163,187
Clearway Energy Operating LLC 4.75% 3/15/28 (a)	65,000	60,856
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,762,000	2,445,378
3.743% 5/1/26	4,110,000	3,938,997
Duke Energy Corp. 2.45% 6/1/30	464,000	391,693
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	241,000	196,634
2.775% 1/7/32 (a)	998,000	813,790
EnfraGen Energia Sur S.A. / EnfraGen Spain S.A. / Prime Energia SpA 5.375% 12/30/30 (a)	400,000	279,394
Entergy Corp. 2.80% 6/15/30	476,000	407,429
Exelon Corp.:
4.05% 4/15/30	274,000	263,508
4.70% 4/15/50	122,000	114,738
FEL Energy VI Sarl 5.75% 12/1/40 (a)	188,377	142,555
FirstEnergy Corp. 7.375% 11/15/31	5,317,000	6,239,951
InterGen N.V. 7.00% 6/30/23 (a)	235,000	223,250
IPALCO Enterprises, Inc. 3.70% 9/1/24	100,000	98,641
Mong Duong Finance Holdings BV 5.125% 5/7/29 (a)	250,000	206,219
NextEra Energy Operating Partners LP 4.25% 9/15/24 (a)	26,000	25,350
NRG Energy, Inc.:
3.375% 2/15/29 (a)	90,000	73,933
3.625% 2/15/31 (a)	175,000	139,003
5.25% 6/15/29 (a)	155,000	138,539
5.75% 1/15/28	235,000	221,513
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	80,884	78,255
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 4.50% 8/15/28 (a)	145,000	130,652
PG&E Corp. 5.25% 7/1/30	515,000	445,217
Puget Energy, Inc. 4.10% 6/15/30	560,000	515,863

	Principal Amount	Value

The Cleveland Electric Illuminating Co. 5.95% 12/15/36	$ 146,000	$ 152,434
Vistra Operations Co. LLC:
5.00% 7/31/27 (a)	605,000	563,061
5.50% 9/1/26 (a)	851,000	821,683
5.625% 2/15/27 (a)	275,000	264,687
		19,556,410
Independent Power and Renewable Electricity Producers – 0.3%
AIA Group Ltd.:
3.20% 9/16/40 (a)	625,000	496,371
3.375% 4/7/30 (a)	1,158,000	1,074,040
Emera U.S. Finance LP 3.55% 6/15/26	57,000	54,604
The AES Corp.:
2.45% 1/15/31	4,043,000	3,331,365
3.30% 7/15/25 (a)	1,621,000	1,537,518
3.95% 7/15/30 (a)	1,387,000	1,267,024
		7,760,922
Multi-Utilities – 0.6%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (a)	300,000	238,071
Alabama Power Co. 3.05% 3/15/32	1,713,000	1,558,551
Berkshire Hathaway Energy Co. 4.05% 4/15/25	2,281,000	2,284,033
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	124,000	116,416
Edison International 5.75% 6/15/27	1,616,000	1,637,393
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (a)	375,000	331,125
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (a)	105,000	99,455
6.75% 8/6/23 (a)	525,000	509,020
Exelon Corp.:
2.75% 3/15/27 (a)	379,000	354,078
3.35% 3/15/32 (a)	460,000	412,581
4.10% 3/15/52 (a)	341,000	294,852
Israel Electric Corp. Ltd. 3.75% 2/22/32 (a)	200,000	185,014
Lamar Funding Ltd. 3.958% 5/7/25 (a)	200,000	191,163
NiSource, Inc. 2.95% 9/1/29	1,066,000	948,613
Pacific Gas and Electric Co. 4.95% 7/1/50	975,000	778,131
PG&E Corp. 5.00% 7/1/28	2,700,000	2,397,505

See accompanying notes which are an integral part of the financial statements.
Annual Report	80

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – continued
Puget Energy, Inc. 4.224% 3/15/32	$ 1,634,000	$ 1,505,377
Sempra Energy 6.00% 10/15/39	106,000	113,420
Talen Energy Supply LLC 10.50% 1/15/26 (a)(f)	144,000	131,668
Termocandelaria Power Ltd. 7.875% 1/30/29 (a)	170,000	158,238
		14,244,704
TOTAL UTILITIES		41,562,036
TOTAL NONCONVERTIBLE BONDS (Cost $960,175,631)		860,690,208
U.S. Treasury Obligations – 29.7%

U.S. Treasury Bonds:
1.125% 5/15/40	451,600	307,370
1.375% 11/15/31	240,000	205,584
1.75% 8/15/41	12,905,000	9,588,012
1.875% 2/28/27 to 11/15/51	46,946,000	38,374,505
2.00% 11/15/41 to 8/15/51	115,857,000	87,392,673
2.25% 2/15/52	29,700,000	23,722,875
2.375% 2/15/42	9,300,000	7,691,391
2.875% 5/15/32 to 5/15/52	80,939,600	76,146,742
3.00% 2/15/47	19,862,700	18,016,090
3.25% 5/15/42 (g)(h)(i)	12,278,000	11,744,674
3.375% 8/15/42	400,000	390,313
U.S. Treasury Notes:
0.625% 11/30/27	13,200,000	11,475,750
0.75% 4/30/26	87,280,000	79,169,097
1.125% 8/31/28	45,408,000	39,935,981
1.25% 5/31/28 to 9/30/28	132,619,000	117,575,385
1.50% 1/31/27	34,510,000	31,843,563
1.75% 1/31/29	15,000,000	13,638,281
2.625% 5/31/27 to 7/31/29	57,730,000	55,664,360
2.75% 8/15/32	54,222,000	52,307,286
3.25% 6/30/27	4,000,000	3,980,938
TOTAL U.S. TREASURY OBLIGATIONS (Cost $774,719,190)		679,170,870
U.S. Government Agency - Mortgage Securities – 13.0%

Fannie Mae – 3.9%
1.00% 12/1/36	2,955,748	2,536,168
1.50% 12/1/40	74,933	64,142
2.00% 10/1/35 to 3/1/52	19,935,975	17,280,564
2.50% 6/1/29 to 2/1/52	26,361,627	23,944,083

	Principal Amount	Value

3.00% 8/1/32 to 5/1/52	$ 15,174,368	$ 14,179,122
3.50% 5/1/36 to 8/1/50	8,519,881	8,238,575
4.00% 1/1/42 to 6/1/52	11,858,263	11,715,374
4.50% 8/1/33 to 7/1/52	8,958,178	9,070,943
5.00% 5/1/41 to 7/1/52	2,291,679	2,318,530
TOTAL FANNIE MAE		89,347,501
Freddie Mac – 2.5%
2.00% 6/1/50 to 7/1/51	4,221,336	3,665,357
2.50% 5/1/51 to 7/1/51	4,766,524	4,293,394
4.50% 7/1/49	1,300,548	1,320,651
1.50% 3/1/51	1,401,394	1,150,100
2.00% 3/1/51 to 2/1/52	11,803,016	10,198,275
2.45% 4/25/32	800,000	714,571
2.50% 2/1/30 to 8/1/52	15,709,132	14,201,154
3.00% 10/1/31 to 11/1/51	7,744,722	7,251,855
3.00% 11/1/51 (g)(i)	7,874,128	7,303,023
3.50% 3/1/32 to 3/1/52	5,313,146	5,175,347
4.00% 5/1/37 to 7/1/48	1,233,409	1,228,263
4.50% 1/1/42 to 12/1/48	604,274	613,669
TOTAL FREDDIE MAC		57,115,659
Ginnie Mae – 2.5%
2.00% 9/1/52 (j)	11,900,000	10,511,526
2.00% 9/1/52 (j)(k)	5,550,000	4,903,518
2.50% 7/20/51 to 12/20/51	2,526,604	2,314,954
2.50% 9/1/52 (j)	6,450,000	5,879,321
2.50% 9/1/52 (j)(k)	6,950,000	6,336,984
3.00% 12/20/42 to 10/20/51	5,014,749	4,737,933
3.00% 9/1/52 (j)	2,500,000	2,344,694
3.00% 9/1/52 (j)(k)	3,800,000	3,566,458
3.50% 12/20/41 to 11/20/50	6,308,132	6,118,398
3.50% 9/1/52 (j)	5,125,000	4,941,185
4.00% 10/20/40 to 4/20/48	2,197,317	2,192,429
4.00% 9/1/52 (j)(k)	2,000,000	1,986,210
4.50% 4/20/35 to 12/20/48	386,613	392,801
4.50% 9/1/52 (j)(k)	1,500,000	1,500,028
5.00% 4/20/48	315,072	327,937
TOTAL GINNIE MAE		58,054,376
Uniform Mortgage Backed Securities – 4.1%
1.50% 12/1/40 to 4/1/41	289,280	246,868
2.00% 4/1/41 to 4/1/52	2,633,887	2,307,046
2.50% 5/1/41	188,891	172,491
3.00% 3/1/52	832,699	771,198
3.50% 10/1/51 to 5/1/52	3,242,373	3,111,445
3.50% 4/1/52 (h)	318,476	306,654
1.50% 11/1/40 to 11/1/41	1,732,018	1,470,771
2.00% 11/1/40 to 10/1/41	168,379	149,635
2.50% 3/1/52	727,652	656,574
3.50% 8/1/50 to 4/1/52	8,213,924	7,886,653
See accompanying notes which are an integral part of the financial statements.
81	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments–continued
U.S. Government Agency - Mortgage Securities – continued
	Principal Amount	Value
UNIFORM MORTGAGE BACKED SECURITIES – continued
4.00% 5/1/52	$ 2,862,667	$ 2,825,518
1.50% 9/1/37 (j)(k)	2,500,000	2,245,559
1.50% 9/1/37 to 9/1/52 (j)	12,700,000	10,665,956
2.00% 9/1/37 to 9/1/52 (j)	23,700,000	20,608,958
2.00% 9/1/37 to 9/1/52 (j)(k)	16,975,000	15,003,679
2.50% 9/1/37 to 9/1/52 (j)(k)	11,400,000	10,205,252
3.00% 9/1/52 (j)(k)	1,900,000	1,758,243
3.50% 9/1/52 (j)	225,000	214,488
4.00% 9/1/52 (j)(k)	2,600,000	2,537,233
4.50% 9/1/52 (j)	1,200,000	1,192,594
5.00% 9/1/52 (j)	6,100,000	6,155,284
5.50% 9/1/52 (j)	3,400,000	3,476,842
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		93,968,941
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $315,442,386)		298,486,477
Asset-Backed Securities – 6.6%

AASET LLC Series 2022-1A, Class A 6.00% 5/16/47 (a)	9,810,623	9,503,717
AASET Trust Series 2017-1A, Class A 3.967% 5/16/42 (a)	655,952	546,221
AASET Trust Series 2018-1A, Class A 3.844% 1/16/38 (a)	264,606	178,193
AASET Trust Series 2019-1, Class A 3.844% 5/15/39 (a)	253,810	175,763
AASET Trust Series 2019-2, Class A 3.376% 10/16/39 (a)	603,271	441,321
AASET Trust Series 2019-2, Class B 4.458% 10/16/39 (a)(e)	220,258	105,728
AASET Trust Series 2020-1A, Class A 3.351% 1/16/40 (a)	273,569	225,984
AASET Trust Series 2020-1A, Class B 4.335% 1/16/40 (a)	160,111	70,044
AASET Trust Series 2021-1A, Class A 2.95% 11/16/41 (a)	1,392,541	1,161,634
AASET Trust Series 2021-2A, Class A 2.798% 1/15/47 (a)	2,679,031	2,234,713
Aimco CLO 11 Ltd.Series 2021-11A Class AR 3 month U.S. LIBOR + 1.130% 3.87% 10/17/34 (a)(c)(d)	984,000	960,163
Aimco CLO 14 Ltd. Series 2021-14A, Class A 3 month U.S. LIBOR + 0.990% 3.70% 4/20/34 (a)(c)(d)	2,114,000	2,052,390

	Principal Amount	Value
AIMCO CLO Series 2018-BA, Class AR 3 month U.S. LIBOR + 1.100% 3.612% 1/15/32 (a)(c)(d)	$ 409,000	$ 401,796
Allegro CLO XIII Ltd. Series 2021-1A, Class A 3 month U.S. LIBOR + 1.140% 3.85% 7/20/34 (a)(c)(d)	1,078,000	1,045,849
Allegro CLO XIV Ltd.Series 2021-2A, Class A1 3 month U.S. LIBOR + 1.160% 3.672% 10/15/34 (a)(c)(d)	5,069,000	4,931,960
Allegro CLO XV Ltd. Series 2022-1A, Class A CME TERM SOFR 3 MONTH INDEX + 1.50% 3.181% 7/20/35 (a)(c)(d)	1,450,000	1,421,626
American Express Credit Account Master Trust Series 2022-3, Class A 3.75% 8/16/27	1,100,000	1,095,823
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2 3 month U.S. LIBOR + 1.010% 3.792% 4/30/31 (a)(c)(d)	2,400,000	2,355,485
Ares CLO Ltd. Series 2020‑58A, Class A CME TERM SOFR 3 MONTH INDEX + 1.33% 3.658% 1/15/35 (a)(c)(d)	2,223,000	2,145,769
Ares LIV CLO Ltd. Series 2019-54A, Class A 3 month U.S. LIBOR + 1.320% 3.832% 10/15/32 (a)(c)(d)	674,000	662,746
Ares LIX CLO Ltd. Series 2021-59A, Class A 3 month U.S. LIBOR + 1.030% 3.813% 4/25/34 (a)(c)(d)	1,292,000	1,256,285
Ares LV CLO Ltd.Series 2020-55A, Class A1 3 month U.S. LIBOR + 1.130% 3.642% 7/15/34 (a)(c)(d)	1,381,000	1,350,224
Ares XLI Clo Ltd. Series 2016-41A, Class AR2 3 month U.S. LIBOR + 1.070% 3.582% 4/15/34 (a)(c)(d)	2,478,000	2,413,163
Ares XXXIV CLO Ltd. Series 2015-2A, Class AR2 3 month U.S. LIBOR + 1.250% 3.99% 4/17/33 (a)(c)(d)	369,000	361,293
Barings CLO Ltd. Series 2020-4A, Class A 3 month U.S. LIBOR + 1.220% 3.93% 1/20/32 (a)(c)(d)	1,550,000	1,525,637

See accompanying notes which are an integral part of the financial statements.
Annual Report	82

Asset-Backed Securities – continued
	Principal Amount	Value
Barings CLO Ltd. Series 2020-I 3 month U.S. LIBOR + 1.150% 3.662% 10/15/36 (a)(c)(d)	$ 987,000	$ 964,050
Barings CLO Ltd. Series 2021-1A, Class A 3 month U.S. LIBOR + 1.020% 3.803% 4/25/34 (a)(c)(d)	1,547,000	1,506,874
Beechwood Park CLO Ltd. Series 2019-1A, Class A1R CME TERM 3 MONTH INDEX + 1.30% 3.781% 1/17/35 (a)(c)(d)	2,055,000	1,992,522
Bethpage Park CLO Ltd. Series 2021-1A, Class A 3 month U.S. LIBOR + 1.130% 3.642% 1/15/35 (a)(c)(d)	1,493,000	1,455,787
BINOM Securitization Trust Series 2022-RPL1, Class A1 3.00% 2/25/61 (a)(c)	1,320,991	1,245,282
Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (a)	250,402	221,297
Blackbird Capital Aircraft Ltd. Series 2016-1A, Class A 2.443% 7/15/46 (a)	2,219,384	1,879,526
Bristol Park CLO Ltd. Series 2016-1A, Class AR 3 month U.S. LIBOR + 0.990% 3.502% 4/15/29 (a)(c)(d)	2,025,950	2,004,287
Castlelake Aircraft Securitization Trust Series 2018-1, Class A 4.125% 6/15/43 (a)	171,254	153,933
Castlelake Aircraft Securitization Trust Series 2019-1A, Class A 3.967% 4/15/39 (a)	1,043,780	931,855
Castlelake Aircraft Securitization Trust Series 2019-1A, Class B 5.095% 4/15/39 (a)	186,315	147,602
Castlelake Aircraft Structured Trust Series 2021-1A, Class A 3.474% 1/15/46 (a)	349,640	310,666
Cedar Funding CLO Ltd. Series 16-6A, Class ARR 3 month U.S. LIBOR + 1.050% 3.76% 4/20/34 (a)(c)(d)	12,418,000	11,995,850
Cedar Funding Ltd. Series 2022-15A, Class A CME TERM SOFR 3 MONTH INDEX + 1.32% 3.797% 4/20/35 (a)(c)(d)	1,985,000	1,932,040

	Principal Amount	Value
Cedar Funding X CLO Ltd. Series 2019-10A, Class AR 3 month U.S. LIBOR + 1.100% 3.81% 10/20/32 (a)(c)(d)	$ 1,192,000	$ 1,170,633
Cedar Funding XII CLO Ltd. 3 month U.S. LIBOR + 1.130% 3.913% 10/25/34 (a)(c)(d)	921,000	894,207
CF Hippolyta Issuer LLC Series 2021-1A, Class A1 1.53% 3/15/61 (a)	2,020,639	1,785,530
Columbia Cent CLO 29 Ltd. Series 2020-29A, Class AR 3 month U.S. LIBOR + 1.170% 3.88% 10/20/34 (a)(c)(d)	1,501,000	1,456,465
Columbia Cent CLO 30 Ltd. Series 2020-30A, Class A1 3 month U.S. LIBOR + 1.310% 4.02% 1/20/34 (a)(c)(d)	2,090,000	2,029,164
Columbia Cent CLO 31 Ltd. Series 2021-31A, Class A1 3 month U.S. LIBOR + 1.200% 3.91% 4/20/34 (a)(c)(d)	2,765,000	2,680,289
Columbia Cent CLO 32 Ltd. Series 2022-32A, Class A1 CME TERM SOFR 3 MONTH INDEX + 1.70% 4.197% 7/24/34 (a)(c)(d)	2,111,000	2,071,801
DB Master Finance LLC Series 2017-1A, Class A2II 4.03% 11/20/47 (a)	278,860	261,796
Dryden 76 CLO Ltd. Series 2019-76A, Class A1R 3 month U.S. LIBOR + 1.150% 3.86% 10/20/34 (a)(c)(d)	995,000	971,644
Dryden 83 CLO Ltd. Series 2020-83A, Class A 3 month U.S. LIBOR + 1.220% 3.96% 1/18/32 (a)(c)(d)	1,277,000	1,257,191
Dryden 85 CLO Ltd. Series 2020-85A, Class AR 3 month U.S. LIBOR + 1.150% 3.662% 10/15/35 (a)(c)(d)	1,320,000	1,288,282
Dryden 90 CLO Ltd. Series 2021-90A, Class A1A 3 month U.S. LIBOR + 1.130% 4.114% 2/20/35 (a)(c)(d)	784,000	762,714
Dryden CLO Ltd. Series 2020-78A, Class A 3 month U.S. LIBOR + 1.180% 3.92% 4/17/33 (a)(c)(d)	2,400,000	2,350,874
Dryden Senior Loan Fund Series 2022-98A, Class A CME TERM SOFR 3 MONTH INDEX + 1.30% 2.204% 4/20/35 (a)(c)(d)	1,057,000	1,021,400
See accompanying notes which are an integral part of the financial statements.
83	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments–continued
Asset-Backed Securities – continued
	Principal Amount	Value
Eaton Vance CLO Ltd. Series 2013-1A, Class A13R 3 month U.S. LIBOR + 1.250% 3.762% 1/15/34 (a)(c)(d)	$ 330,000	$ 323,163
Eaton Vance CLO Ltd. Series 2019-1A, Class AR 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (a)(c)(d)	684,000	670,997
Eaton Vance CLO Ltd. Series 2020-2A, Class AR 3 month U.S. LIBOR + 1.150% 3.662% 1/15/35 (a)(c)(d)	1,782,000	1,742,694
Finance Of America HECM Buyout Series 2022-HB1, Class A 2.695% 2/25/32 (a)(c)	2,156,008	2,107,164
Flatiron CLO 19 Ltd. Series 2019-1A, Class AR 3 month U.S. LIBOR + 1.080% 4.002% 11/16/34 (a)(c)(d)	1,500,000	1,464,889
Flatiron CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.300% 4.284% 11/20/33 (a)(c)(d)	1,833,000	1,795,270
Flatiron CLO Ltd. Series 2021-1A, Class A1 3 month U.S. LIBOR + 1.110% 3.848% 7/19/34 (a)(c)(d)	2,680,000	2,603,041
Ford Credit Auto Owner Trust 2018-2, Class B 3.61% 1/15/30 (a)	2,100,000	2,081,658
Horizon Aircraft Finance I Ltd.Series 2018-1, Class A 4.458% 12/15/38 (a)	199,706	173,775
Horizon Aircraft Finance II Ltd. Series 2019-1, Class A 3.721% 7/15/39 (a)	250,730	218,385
Invesco CLO 2021-3 Ltd. Series 2021-3A, Class A 3 month U.S. LIBOR + 1.130% 3.889% 10/22/34 (a)(c)(d)	1,056,000	1,024,111
KKR CLO Ltd. Series 2022-41A, Class A1 CME TERM SOFR 3 MONTH INDEX + 1.33% 2.022% 4/15/35 (a)(c)(d)	2,473,000	2,389,385
Lucali CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.210% 3.722% 1/15/33 (a)(c)(d)	760,000	746,090
Madison Park Funding L Ltd. Series 2021-50A, Class A 3 month U.S. LIBOR + 1.140% 3.878% 4/19/34 (a)(c)(d)	2,200,000	2,152,854

	Principal Amount	Value
Madison Park Funding LII Ltd. Series 2021-52A, Class A 3 month U.S. LIBOR + 1.100% 3.859% 1/22/35 (a)(c)(d)	$ 1,719,000	$ 1,671,210
Madison Park Funding XIX Ltd. Series 2015-19A, Class A1R2 3 month U.S. LIBOR + 0.920% 3.679% 1/22/28 (a)(c)(d)	1,902,871	1,879,530
Madison Park Funding XLV Ltd.Series 2020-45A, Class A1R 3 month U.S. LIBOR + 1.120% 3.632% 7/15/34 (a)(c)(d)	1,689,000	1,644,032
Madison Park Funding XXXII Ltd. Series 2018-32A, Class A2R 3 month U.S. LIBOR + 1.200% 3.959% 1/22/31 (a)(c)(d)	390,000	378,118
Magnetite CLO Ltd. Series 19-21A, Class AR 3 month U.S. LIBOR + 1.020% 3.73% 4/20/34 (a)(c)(d)	1,238,000	1,210,429
Magnetite CLO Ltd. Series 20-27A, Class AR 3 month U.S. LIBOR + 1.140% 3.85% 10/20/34 (a)(c)(d)	348,000	340,029
Magnetite XXIII Ltd. Series 2019-23A, Class AR 3 month U.S. LIBOR + 1.130% 3.913% 1/25/35 (a)(c)(d)	1,275,000	1,243,870
Magnetite XXIX Ltd. Series 2021-29A, Class A 3 month U.S. LIBOR + 0.990% 3.502% 1/15/34 (a)(c)(d)	1,460,000	1,433,365
Magnetite XXX Ltd. Series 2021-30A, Class A 3 month U.S. LIBOR + 1.130% 3.913% 10/25/34 (a)(c)(d)	1,800,000	1,758,587
Marlette Funding Trust Series 2022-1A, Class A 1.36% 4/15/32 (a)	411,843	403,491
Milos CLO Ltd. Series 2017-1A, Class AR 3 month U.S. LIBOR + 1.070% 3.78% 10/20/30 (a)(c)(d)	1,484,000	1,460,507
Peace Park CLO Ltd. Series 2021-1A, Class A 3 month U.S. LIBOR + 1.130% 3.84% 10/20/34 (a)(c)(d)	1,494,000	1,461,632
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2II 4.666% 9/5/48 (a)	1,588,125	1,532,574
Planet Fitness Master Issuer LLC Series 2019-1A, Class A2 3.858% 12/5/49 (a)	2,302,950	1,964,115

See accompanying notes which are an integral part of the financial statements.
Annual Report	84

Asset-Backed Securities – continued
	Principal Amount	Value
Planet Fitness Master Issuer LLC Series 2022-1A, Class A2I 3.251% 12/5/51 (a)	$ 1,312,710	$ 1,181,262
Planet Fitness Master Issuer LLC Series 2022-1A, Class A2II 4.008% 12/5/51 (a)	1,174,058	974,447
Project Silver Series 2019-1, Class A 3.967% 7/15/44 (a)	471,058	402,241
Rockland Park CLO Ltd. Series 2021-1A, Class A 3 month U.S. LIBOR + 1.120% 3.83% 4/20/34 (a)(c)(d)	1,839,000	1,799,062
RR Ltd. Series 2019-7A, Class A1AB CME TERM SOFR 3 MONTH INDEX + 1.34% 3.668% 1/15/37 (a)(c)(d)	2,290,000	2,217,716
Sapphire Aviation Finance Series 2020-1A, Class A 3.228% 3/15/40 (a)	784,817	680,435
Sapphire Aviation Finance Series 2020-1A, Class B 4.335% 3/15/40 (a)	233,783	151,761
SPGN Mortgage Trust Series 2022-TFLM, Class B CME TERM SOFR 1 MONTH INDEX + 2.00% 4.307% 2/15/39 (a)(c)(d)	501,000	479,607
SPGN Mortgage Trust Series 2022-TFLM, Class C CME TERM SOFR 1 MONTH INDEX + 2.65% 4.957% 2/15/39 (a)(c)(d)	261,000	249,612
Stratus CLO Ltd. Series 2022-1A, Class A CME TERM SOFR 3 MONTH INDEX + 1.75% 4.032% 7/20/30 (a)(c)(d)	338,000	334,938
Symphony CLO Ltd. Series 2022-32A, Class A1 CME TERM SOFR 1 MONTH INDEX + 1.32% 1.633% 4/23/35 (a)(c)(d)	2,242,000	2,156,111
Symphony CLO XIX Ltd. Series 2018-19A, Class A 3 month U.S. LIBOR + 0.960% 3.70% 4/16/31 (a)(c)(d)	910,000	895,830
Symphony CLO XXI Ltd. Series 2019-21A, Class AR 3 month U.S. LIBOR + 1.060% 3.572% 7/15/32 (a)(c)(d)	250,000	244,847
Symphony CLO XXII Ltd. Series 2020-22A, Class A1A 3 month U.S. LIBOR + 1.290% 4.03% 4/18/33 (a)(c)(d)	2,900,000	2,852,269

	Principal Amount	Value
Symphony CLO XXV Ltd. Series 2021-25A, Class A 3 month U.S. LIBOR + 0.980% 3.718% 4/19/34 (a)(c)(d)	$ 1,566,000	$ 1,521,829
Symphony CLO XXVI Ltd. Series 2026-A, Class AR 3 month U.S. LIBOR + 1.080% 3.79% 4/20/33 (a)(c)(d)	1,720,000	1,674,236
Thunderbolt Aircraft Lease Ltd. Series 2017-A, Class A 4.212% 5/17/32 (a)	134,966	117,220
Thunderbolt II Aircraft Lease Ltd. Series 2018-A, Class A 4.147% 9/15/38 (a)	4,698,161	4,124,730
Thunderbolt III Aircraft Lease Ltd. Series 2019-1, Class A 3.671% 11/15/39 (a)	921,807	790,621
Voya CLO Ltd. Series 2019-2A, Class A 3 month U.S. LIBOR + 1.270% 3.98% 7/20/32 (a)(c)(d)	679,000	667,029
Voya CLO Ltd. Series 2020-1A, Class AR:
3 month U.S. LIBOR + 1.150% 3.89% 3.890% 7/16/34 (a)(c)(d)	2,153,000	2,093,263
3 month U.S. LIBOR + 1.160% 3.898% 3.898% 7/19/34 (a)(c)(d)	960,000	935,177
Voya CLO Ltd. Series 2020-3A, Class AR 3 month U.S. LIBOR + 1.150% 3.86% 10/20/34 (a)(c)(d)	1,995,000	1,939,904
TOTAL ASSET-BACKED SECURITIES (Cost $158,584,004)		151,726,200
Bank Loan Obligations – 6.1%

COMMUNICATION SERVICES – 1.0%
Diversified Telecommunication Services – 0.2%
CenturyLink, Inc. 2020 Term Loan B 1 month U.S. LIBOR + 2.250% 4.774% 3/15/27 (c)(d)(l)	1,243,622	1,169,005
Congruex Group LLC Term Loan CME TERM SOFR 1 MONTH INDEX + 5.750% 8.475% 5/3/29 (c)(d)(l)	200,000	190,500
Maxar Technologies Ltd. 2022 Term Loan B 1 month U.S. LIBOR + 4.350% 6.805% 6/14/29 (c)(d)(l)	165,000	158,153
See accompanying notes which are an integral part of the financial statements.
85	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments–continued
Bank Loan Obligations – continued
	Principal Amount	Value
COMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Northwest Fiber LLC 2021 Term Loan 1 month U.S. LIBOR + 3.750% 6.127% 4/30/27 (c)(d)(l)	$ 1,243,703	$1,170,113
Zayo Group Holdings, Inc. USD Term Loan 1 month U.S. LIBOR + 3.000% 5.524% 3/9/27 (c)(d)(l)	1,500,000	1,364,070
		4,051,841
Entertainment – 0.0%
Scientific Games Holdings LP 2022 USD Term Loan B CME TERM SOFR 3 MONTH INDEX + 3.500% 5.617% 4/4/29 (c)(d)(l)	325,000	312,588
Sweetwater Borrower LLC Term Loan B 1 month U.S. LIBOR + 4.250% 6.813% 8/7/28 (c)(d)(e)(l)	245,000	229,075
		541,663
Media – 0.6%
ABG Intermediate Holdings 2 LLC 2021 2nd Lien Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 6.000% 8.555% 12/20/29 (c)(d)(l)	1,000,000	930,000
ABG Intermediate Holdings 2 LLC 2021 Term Loan B1 U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.600% 6.055% 12/21/28 (c)(d)(l)	1,500,000	1,462,500
Advantage Sales & Marketing, Inc. 2021 Term Loan 1 month U.S. LIBOR + 4.500% 6.876% 10/28/27 (c)(d)(l)	229,418	214,889
Charter Communications Operating LLC 2019 Term Loan B2 1 month U.S. LIBOR + 1.750% 4.28% 2/1/27 (c)(d)(l)	994,885	963,088
Coral‑U.S. Co.‑Borrower LLC 2020 Term Loan B2 1/31/28 (m)	1,000,000	960,750
CSC Holdings LLC 2019 Term Loan B5 1 month U.S. LIBOR + 2.500% 4.891% 4/15/27 (c)(d)(l)	1,492,347	1,436,697
Diamond Sports Group LLC 2022 2nd Lien Term Loan CME TERM SOFR 1 MONTH INDEX + 3.250% 5.637% 8/24/26 (c)(d)(l)	726,350	131,782

	Principal Amount	Value

DirecTV Financing LLC Term Loan 1 month U.S. LIBOR + 5.000% 7.524% 8/2/27 (c)(d)(l)	$ 953,964	$ 910,797
Frontier Communications Corp. 2021 DIP Term Loan B 3 month U.S. LIBOR + 3.750% 6.063% 5/1/28 (c)(d)(l)	1,492,443	1,442,820
Gray Television, Inc. 2021 Term Loan D 12/1/28 (m)	213,875	210,361
Nexstar Media, Inc. 2019 Term Loan B4 1 month U.S. LIBOR + 2.500% 5.024% 9/18/26 (c)(d)(l)	650,188	644,095
Patagonia Holdco LLC Term Loan B1 CME TERM SOFR 3 MONTH INDEX + 5.750% 8.386% 8/1/29 (c)(d)(l)	260,000	214,500
Radiate Holdco LLC 2021 Term Loan B 1 month U.S. LIBOR + 3.250% 5.774% 9/25/26 (c)(d)(l)	1,492,500	1,421,427
Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan 3 month U.S. LIBOR + 4.500% 6.75% 11/1/24 (c)(d)(l)	994,792	891,214
Sinclair Television Group Inc. 2022 Term Loan B4 CME TERM SOFR 1 MONTH INDEX + 3.750% 6.305% 4/21/29 (c)(d)(l)	150,000	143,063
Springer Nature Deutschland GmbH 2021 USD Term Loan B18 3 month U.S. LIBOR + 3.000% 6.07% 8/14/26 (c)(d)(l)	225,000	221,512
Univision Communications, Inc. 2021 First Lien Term Loan B 1 month U.S. LIBOR + 2.750% 5.274% 3/15/26 (c)(d)(l)	1,492,462	1,455,688
		13,655,183
Wireless Telecommunication Services – 0.2%
Altice France SA USD Term Loan B11 3 month U.S. LIBOR + 2.750% 5.556% 7/31/25 (c)(d)(l)	1,243,438	1,200,304
Intelsat Jackson Holdings SA 2021 Exit Term Loan B U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.500% 7.445% 2/1/29 (c)(d)(l)	2,773,280	2,623,051
		3,823,355
TOTAL COMMUNICATION SERVICES		22,072,042

See accompanying notes which are an integral part of the financial statements.
Annual Report	86

Bank Loan Obligations – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – 1.4%
Auto Components – 0.0%
PECF USS Intermediate Holding III Corp. Term Loan B 1 month U.S. LIBOR + 4.250% 6.774% 12/15/28 (c)(d)(l)	$ 298,500	$ 277,381
Automobiles – 0.1%
American Trailer World Corp. Term Loan B CME TERM SOFR 1 MONTH INDEX + 3.750% 6.305% 3/3/28 (c)(d)(l)	194,020	180,633
CWGS Group LLC 2021 Term Loan B 1 month U.S. LIBOR + 2.500% 4.993% 6/3/28 (c)(d)(l)	1,243,703	1,160,536
RVR Dealership Holdings, LLC Term Loan B U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.750% 6.147% 2/8/28 (c)(d)(l)	95,000	88,113
		1,429,282
Diversified Consumer Services – 0.1%
Adtalem Global Education, Inc. 2021 Term Loan B 1 month U.S. LIBOR + 4.000% 6.368% 8/12/28 (c)(d)(l)	516,984	511,168
KUEHG Corp. 2018 Incremental Term Loan 3 month U.S. LIBOR + 3.750% 6.00% 2/21/25 (c)(d)(l)	765,416	747,000
Spin Holdco, Inc. 2021 Term Loan 3 month U.S. LIBOR + 4.000% 5.611% 3/4/28 (c)(d)(l)	1,492,444	1,399,166
		2,657,334
Hotels, Restaurants & Leisure – 0.6%
AP Core Holdings II, LLC High-Yield Term Loan B2 1 month U.S. LIBOR + 5.500% 8.024% 9/1/27 (c)(d)(l)	30,000	28,375
Caesars Resort Collection LLC 2020 Term Loan B1 1 month U.S. LIBOR + 3.500% 6.024% 7/21/25 (c)(d)(l)	1,425,457	1,411,915
Carnival Corp. 2021 Incremental Term Loan B 6 month U.S. LIBOR + 3.250% 6.127% 10/18/28 (c)(d)(l)	1,492,500	1,388,025
Dave & Buster's, Inc. 2022 Term Loan B 1 month U.S. LIBOR + 5.000% 7.563% 6/29/29 (c)(d)(l)	140,000	136,616

	Principal Amount	Value

Delta 2 Sarl 2018 USD Term Loan 1 month U.S. LIBOR + 2.500% 5.024% 2/1/24 (c)(d)(l)	$ 1,000,000	$ 990,420
Fertitta Entertainment LLC 2022 Term Loan B 1 month U.S. LIBOR + 4.000% 6.455% 1/27/29 (c)(d)(l)	2,633,125	2,526,483
Four Seasons Hotels Ltd. New 1st Lien Term Loan 1 month U.S. LIBOR + 2.000% 4.524% 11/30/23 (c)(d)(l)	977,469	973,393
Golden Entertainment, Inc. 2017 1st Lien Term Loan 1 month U.S. LIBOR + 3.000% 5.46% 10/21/24 (c)(d)(l)	641,467	633,647
Hilton Grand Vacations Borrower LLC 2021 Term Loan B 1 month U.S. LIBOR + 3.000% 5.524% 8/2/28 (c)(d)(l)	1,492,481	1,457,662
Scientific Games International, Inc. 2022 USD Term Loan CME TERM SOFR 1 MONTH INDEX + 3.000% 5.407% 4/14/29 (c)(d)(l)	260,000	255,450
Stars Group Holdings BV 2018 USD Incremental Term Loan 3 month U.S. LIBOR + 2.250% 4.50% 7/21/26 (c)(d)(l)	994,988	970,531
Station Casinos LLC 2020 Term Loan B 1 month U.S. LIBOR + 2.250% 4.78% 2/8/27 (c)(d)(l)	994,850	970,188
Twin River Worldwide Holdings, Inc. 2021 Term Loan B 1 month U.S. LIBOR + 3.250% 5.623% 10/2/28 (c)(d)(l)	995,000	946,743
Whatabrands LLC 2021 Term Loan B 1 month U.S. LIBOR + 3.250% 5.774% 8/3/28 (c)(d)(l)	762,500	721,752
		13,411,200
Household Durables – 0.0%
Weber-Stephen Products LLC 2022 Incremental Term Loan B U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 6.805% 10/30/27 (c)(d)(e)(l)	184,538	155,934
Internet & Direct Marketing Retail – 0.1%
Red Ventures LLC 2020 Term Loan B2 1 month U.S. LIBOR + 2.500% 5.024% 11/8/24 (c)(d)(l)	550,916	539,556
See accompanying notes which are an integral part of the financial statements.
87	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments–continued
Bank Loan Obligations – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Internet & Direct Marketing Retail – continued
Terrier Media Buyer, Inc. 2021 Term Loan 1 month U.S. LIBOR + 3.500% 6.024% 12/17/26 (c)(d)(l)	$ 1,492,424	$ 1,445,786
		1,985,342
Leisure Products – 0.1%
Callaway Golf Co. Term Loan B 1 month U.S. LIBOR + 4.500% 7.024% 1/2/26 (c)(d)(l)	149,176	148,679
City Football Group Ltd. Term Loan 1 month U.S. LIBOR + 3.500% 6.484% 7/21/28 (c)(d)(l)	1,492,500	1,430,308
Equinox Holdings, Inc. 2017 1st Lien Term Loan 3 month U.S. LIBOR + 3.000% 5.25% 3/8/24 (c)(d)(l)	746,083	569,821
		2,148,808
Multiline Retail – 0.0%
Franchise Group Intermediate Holdco, LLC 2021 First Out Term Loan B 3 month U.S. LIBOR + 4.750% 6.50% 3/10/26 (c)(d)(l)	220,491	213,693
Specialty Retail – 0.3%
Academy, Ltd. 2021 Term Loan 1 month U.S. LIBOR + 3.750% 6.123% 11/5/27 (c)(d)(l)	149,244	146,136
Great Outdoors Group LLC 2021 Term Loan B1 3 month U.S. LIBOR + 3.250% 6.274% 3/6/28 (c)(d)(l)	3,572,092	3,450,641
Harbor Freight Tools USA, Inc. 2021 Term Loan B 1 month U.S. LIBOR + 2.750% 5.274% 10/19/27 (c)(d)(l)	994,937	948,404
Jo-Ann Stores, Inc. 2021 Term Loan B1 3 month U.S. LIBOR + 4.750% 7.516% 7/7/28 (c)(d)(l)	169,146	109,381
Leaf Home Solutions LLC 2022 Term Loan B 1 month U.S. LIBOR + 4.750% 7.305% 2/16/29 (c)(d)(l)	369,075	331,706
Les Schwab Tire Centers Term Loan B 3 month U.S. LIBOR + 3.250% 6.58% 11/2/27 (c)(d)(l)	298,485	290,151
Michaels Cos, Inc. 2021 Term Loan B 3 month U.S. LIBOR + 4.250% 6.50% 4/15/28 (c)(d)(l)	1,243,719	1,027,237

	Principal Amount	Value

Restoration Hardware, Inc. Term Loan B 1 month U.S. LIBOR + 2.500% 5.024% 10/20/28 (c)(d)(l)	$ 373,120	$ 342,898
SRS Distribution, Inc. 2021 Term Loan B 3 month U.S. LIBOR + 3.500% 6.306% 6/2/28 (c)(d)(l)	1,492,462	1,440,226
		8,086,780
Textiles, Apparel & Luxury Goods – 0.1%
Crocs, Inc. Term Loan B U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.449% 2/20/29 (c)(d)(l)	1,496,250	1,438,270
TOTAL CONSUMER DISCRETIONARY		31,804,024
CONSUMER STAPLES – 0.2%
Beverages – 0.1%
Triton Water Holdings, Inc. Term Loan 3 month U.S. LIBOR + 3.500% 5.75% 3/31/28 (c)(d)(l)	1,492,463	1,392,841
Food Products – 0.1%
Cardenas Markets, Inc. 2022 Term Loan CME TERM SOFR 1 MONTH INDEX + 6.750% 9.795% 8/1/29 (c)(d)(l)	115,000	111,048
Del Monte Foods, Inc. 2022 Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.350% 6.647% 5/16/29 (c)(d)(l)	375,000	360,705
JBS U.S.A. Lux SA 2019 Term Loan B 3 month U.S. LIBOR + 2.000% 5.07% 5/1/26 (c)(d)(l)	724,259	720,964
Naked Juice LLC 2nd Lien Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 6.000% 8.154% 1/24/30 (c)(d)(l)	1,000,000	913,330
Naked Juice LLC Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 5.404% 1/24/29 (c)(d)(l)	1,000,000	957,140
		3,063,187
TOTAL CONSUMER STAPLES		4,456,028
ENERGY – 0.2%
Energy Equipment & Services – 0.0%
Array Technologies, Inc. Term Loan B 3 month U.S. LIBOR + 3.250% 6.208% 10/14/27 (c)(d)(l)	378,487	364,294

See accompanying notes which are an integral part of the financial statements.
Annual Report	88

Bank Loan Obligations – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – 0.2%
CQP Holdco LP 2021 Term Loan B 3 month U.S. LIBOR + 3.750% 6.00% 6/5/28 (c)(d)(l)	$ 1,492,463	$ 1,461,494
GIP II Blue Holding LP Term Loan B 3 month U.S. LIBOR + 4.500% 6.75% 9/29/28 (c)(d)(l)	1,492,074	1,475,288
GIP III Stetson I LP 2018 Term Loan B 1 month U.S. LIBOR + 4.250% 6.774% 7/18/25 (c)(d)(l)	218,551	208,808
Mesquite Energy, Inc. DIP New Money Term Loan 1 month U.S. LIBOR + 8.000% 10.00% 6/30/20 (c)(d)(e)(l)	71,751	0
Sanchez Energy Corp. Roll-Up Term Loan 6 month U.S. LIBOR + 5.250% 7.25% 5/11/22 (c)(d)(e)(l)	31,000	0
		3,145,590
TOTAL ENERGY		3,509,884
FINANCIALS – 0.6%
Capital Markets – 0.0%
Citadel Securities LP 2021 Term Loan B 1 month U.S. LIBOR + 2.500% 4.876% 2/2/28 (c)(d)(l)	994,962	971,958
Consumer Finance – 0.0%
19th Holdings Golf, LLC 2022 Term Loan B U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 5.637% 2/7/29 (c)(d)(e)(l)	235,000	218,550
Avient Corp. Term Loan B 7/27/29 (m)	95,000	94,525
BCPE Empire Holdings, Inc. 2022 Incremental Term Loan CME TERM SOFR 1 MONTH INDEX + 4.625% 7.18% 6/11/26 (c)(d)(l)	144,638	139,937
		453,012
Diversified Financial Services – 0.2%
EG America LLC 2018 USD Term Loan 3 month U.S. LIBOR + 4.000% 6.25% 2/7/25 (c)(d)(l)	1,492,213	1,454,907
Novae LLC 1st Lien Term Loan 3 month U.S. LIBOR + 5.000% 7.727% 12/22/28 (c)(d)(l)	174,562	162,343
Novae LLC Delayed Draw Term Loan 5.919% 12/22/28 (n)	49,875	46,384

	Principal Amount	Value

Runner Buyer, Inc. 2021 Term Loan B 3 month U.S. LIBOR + 5.500% 8.57% 10/20/28 (c)(d)(l)	$ 154,613	$ 111,063
Solis IV BV USD Term Loan B1 CME TERM SOFR 1 MONTH INDEX + 3.500% 6.34% 2/26/29 (c)(d)(l)	910,000	793,065
TransUnion LLC 2019 Term Loan B5 11/16/26 (m)	994,191	971,822
WH Borrower, LLC Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 7.797% 2/15/27 (c)(d)(l)	270,000	258,525
		3,798,109
Insurance – 0.4%
Acrisure LLC 2020 Term Loan B 1 month U.S. LIBOR + 3.500% 6.024% 2/15/27 (c)(d)(l)	1,492,366	1,426,762
Alliant Holdings Intermediate LLC 2021 Term Loan B4 1 month U.S. LIBOR + 3.500% 5.877% 11/6/27 (c)(d)(l)	994,987	967,128
Asurion LLC 2021 Second Lien Term Loan B4 1 month U.S. LIBOR + 5.250% 7.774% 1/20/29 (c)(d)(l)	1,500,000	1,273,125
Asurion LLC 2021 Term Loan B9 1 month U.S. LIBOR + 3.250% 5.774% 7/31/27 (c)(d)(l)	1,741,184	1,590,275
HUB International, Ltd. 2021 Term Loan B 3 month U.S. LIBOR + 3.250% 5.982% 4/25/25 (c)(d)(l)	1,492,424	1,468,023
USI, Inc. 2019 Incremental Term Loan B 3 month U.S. LIBOR + 3.250% 5.50% 12/2/26 (c)(d)(l)	1,492,360	1,469,049
		8,194,362
TOTAL FINANCIALS		13,417,441
HEALTH CARE – 0.4%
Health Care Equipment & Supplies – 0.0%
Surgery Center Holdings, Inc. 2021 Term Loan 1 month U.S. LIBOR + 3.750% 6.14% 8/31/26 (c)(d)(l)	114,421	110,866
See accompanying notes which are an integral part of the financial statements.
89	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments–continued
Bank Loan Obligations – continued
	Principal Amount	Value
HEALTH CARE – continued
Health Care Providers & Services – 0.1%
Accelerated Health Systems LLC 2022 Term Loan B CME TERM SOFR 1 MONTH INDEX + 4.250% 6.962% 2/15/29 (c)(d)(l)	$ 195,000	$ 183,626
Charlotte Buyer, Inc. 1st Lien Term Loan CME TERM SOFR 3 MONTH INDEX + 5.250% 7.98% 2/11/28 (c)(d)(l)	105,000	100,537
Gainwell Acquisition Corp. Term Loan B 3 month U.S. LIBOR + 4.000% 6.25% 10/1/27 (c)(d)(l)	666,616	650,371
Icon Luxembourg Sarl LUX Term Loan 3 month U.S. LIBOR + 2.250% 4.563% 7/3/28 (c)(d)(l)	920,645	905,224
Icon Luxembourg Sarl US Term Loan 3 month U.S. LIBOR + 2.250% 4.563% 7/3/28 (c)(d)(l)	229,379	225,537
Insulet Corp. Term Loan B 1 month U.S. LIBOR + 3.250% 5.774% 5/4/28 (c)(d)(l)	219,446	213,960
Mozart Borrower LP USD Term Loan B 1 month U.S. LIBOR + 3.250% 5.774% 10/23/28 (c)(d)(l)	398,875	379,856
		2,659,111
Health Care Technology – 0.1%
athenahealth, Inc. 2022 Delayed Draw Term loan 3.50% 2/15/29 (n)	362,319	346,014
athenahealth, Inc. 2022 Term Loan B CME TERM SOFR 1 MONTH INDEX + 3.500% 5.80% 2/15/29 (c)(d)(l)	2,137,681	2,041,486
Virgin Pulse, Inc. 2021 Term Loan 1 month U.S. LIBOR + 4.000% 6.524% 4/6/28 (c)(d)(l)	25,000	21,969
		2,409,469
Pharmaceuticals – 0.2%
Da Vinci Purchaser Corp. 2019 Term Loan 3 month U.S. LIBOR + 4.000% 6.25% 1/8/27 (c)(d)(l)	994,924	970,051
Elanco Animal Health Incorporated Term Loan B 1 month U.S. LIBOR + 1.750% 4.123% 8/1/27 (c)(d)(l)	994,720	959,129

	Principal Amount	Value

Embecta Corp. Term Loan B CME TERM SOFR 3 MONTH INDEX + 3.000% 5.054% 3/30/29 (c)(d)(l)	$ 185,405	$ 180,924
Jazz Financing Lux Sarl USD Term Loan 1 month U.S. LIBOR + 3.500% 6.024% 5/5/28 (c)(d)(l)	398,993	390,869
Organon & Co. USD Term Loan 3 month U.S. LIBOR + 3.000% 4.625% 6/2/28 (c)(d)(l)	740,428	731,172
Pathway Vet Alliance LLC 2021 Term Loan 3 month U.S. LIBOR + 3.750% 6.00% 3/31/27 (c)(d)(l)	149,242	140,512
Phoenix Newco, Inc. 2021 1st Lien Term Loan 1 month U.S. LIBOR + 3.250% 5.774% 11/15/28 (c)(d)(l)	1,496,250	1,455,103
		4,827,760
TOTAL HEALTH CARE		10,007,206
INDUSTRIALS – 0.6%
Aerospace & Defense – 0.1%
Amentum Government Services Holdings LLC 2022 Term Loan CME TERM SOFR 3 MONTH INDEX + 4.000% 4.777% 2/15/29 (c)(d)(l)	675,000	656,019
TransDigm, Inc. 2020 Term Loan F 1 month U.S. LIBOR + 2.250% 4.774% 12/9/25 (c)(d)(l)	994,898	967,668
		1,623,687
Airlines – 0.0%
SkyMiles IP Ltd. 2020 Skymiles Term Loan B 10/20/27 (m)	360,000	364,306
Building Products – 0.0%
Griffon Corp. Term Loan B CME TERM SOFR 1 MONTH INDEX + 2.500% 4.979% 1/24/29 (c)(d)(l)	622,500	604,342
Oscar AcquisitionCo LLC Term Loan B CME TERM SOFR 3 MONTH INDEX + 4.500% 6.108% 4/29/29 (c)(d)(l)	370,000	344,980
Smyrna Ready Mix Concrete, LLC Term Loan B CME TERM SOFR 1 MONTH INDEX + 4.250% 6.805% 4/2/29 (c)(d)(l)	80,000	77,800
		1,027,122

See accompanying notes which are an integral part of the financial statements.
Annual Report	90

Bank Loan Obligations – continued
	Principal Amount	Value
INDUSTRIALS – continued
Commercial Services & Supplies – 0.2%
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B 1 month U.S. LIBOR + 3.750% 6.274% 5/12/28 (c)(d)(l)	$ 994,987	$ 947,855
APi Group DE, Inc. 2021 Incremental Term Loan B 1 month U.S. LIBOR + 2.750% 5.274% 1/3/29 (c)(d)(l)	986,339	970,065
Avis Budget Car Rental LLC 2022 Term Loan C CME TERM SOFR 1 MONTH INDEX + 3.500% 6.059% 3/16/29 (c)(d)(l)	114,712	112,204
BrightView Landscapes, LLC 2022 Term Loan B CME TERM SOFR 1 MONTH INDEX + 3.250% 5.705% 4/20/29 (c)(d)(l)	225,000	218,531
Cast and Crew Payroll LLC 2019 1st Lien Term Loan 1 month U.S. LIBOR + 3.500% 6.024% 2/9/26 (c)(d)(l)	994,859	973,877
Colibri Group LLC 2022 Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.951% 3/12/29 (c)(d)(l)	94,763	92,098
Corporation Service Co. Term Loan B 8/31/29 (m)	135,000	132,637
Galaxy US Opco, Inc. Term Loan CME TERM SOFR 1 MONTH INDEX + 4.750% 7.205% 4/29/29 (c)(d)(l)	160,000	153,600
Global Education Management Systems Establishment Term Loan 6 month U.S. LIBOR + 5.000% 8.566% 7/31/26 (c)(d)(l)	194,026	189,078
Madison IAQ LLC Term Loan 6 month U.S. LIBOR + 3.250% 4.524% 6/21/28 (c)(d)(l)	994,975	958,489
		4,748,434
Construction & Engineering – 0.1%
Archkey Solutions LLC Term Loan 3 month U.S. LIBOR + 5.250% 8.056% 6/29/28 (c)(d)(l)	84,786	79,699
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan 3 month U.S. LIBOR + 4.250% 7.033% 6/21/24 (c)(d)(l)	1,740,838	1,586,164

	Principal Amount	Value

PIKE Corp. 2022 Term Loan B CME TERM SOFR 3 MONTH INDEX + 3.500% 6.23% 1/21/28 (c)(d)(l)	$ 125,000	$ 122,813
		1,788,676
Electrical Equipment – 0.0%
AZZ Inc. Term Loan B CME TERM SOFR 1 MONTH INDEX + 4.250% 6.977% 5/13/29 (c)(d)(l)	249,375	246,465
Vertiv Group Corp. 2021 Term Loan B 1 month U.S. LIBOR + 2.750% 5.112% 3/2/27 (c)(d)(l)	994,950	957,221
		1,203,686
Marine – 0.0%
AIT Worldwide Logistics Holdings, Inc. 2021 Term Loan 3 month U.S. LIBOR + 4.750% 7.043% 4/6/28 (c)(d)(l)	235,000	221,487
First Student Bidco Inc 2022 Incremental Term Loan B CME TERM SOFR 3 MONTH INDEX + 4.000% 6.054% 7/21/28 (c)(d)(l)	294,545	283,777
First Student Bidco Inc 2022 Incremental Term Loan C CME TERM SOFR 3 MONTH INDEX + 4.000% 6.154% 7/21/28 (c)(d)(l)	20,455	19,707
STG Logistics, Inc. 2022 Term Loan CME TERM SOFR 3 MONTH INDEX + 6.000% 8.727% 3/24/28 (c)(d)(l)	134,663	129,613
		654,584
Professional Services – 0.1%
CoreLogic, Inc. Term Loan 1 month U.S. LIBOR + 3.500% 6.063% 6/2/28 (c)(d)(l)	994,987	851,958
EmployBridge LLC 2021 Term Loan B 3 month U.S. LIBOR + 4.750% 7.00% 7/19/28 (c)(d)(l)	994,988	896,981
		1,748,939
Road & Rail – 0.1%
Uber Technologies, Inc. 2021 1st Lien Term Loan B 3 month U.S. LIBOR + 3.500% 6.57% 4/4/25 (c)(d)(l)	447,668	443,993
See accompanying notes which are an integral part of the financial statements.
91	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments–continued
Bank Loan Obligations – continued
	Principal Amount	Value
INDUSTRIALS – continued
Road & Rail – continued
Uber Technologies, Inc. 2021 Term Loan B 3 month U.S. LIBOR + 3.500% 6.57% 2/25/27 (c)(d)(l)	$ 994,723	$ 979,802
		1,423,795
TOTAL INDUSTRIALS		14,583,229
INFORMATION TECHNOLOGY – 1.2%
Communications Equipment – 0.1%
Anastasia Parent LLC 2018 Term Loan B 3 month U.S. LIBOR + 3.750% 6.00% 8/11/25 (c)(d)(l)	1,243,540	1,007,267
CommScope, Inc. 2019 Term Loan B 1 month U.S. LIBOR + 3.250% 5.774% 4/6/26 (c)(d)(l)	1,492,328	1,428,441
		2,435,708
Electronic Equipment, Instruments & Components – 0.0%
Go Daddy Operating Co LLC 2021 Term Loan B4 1 month U.S. LIBOR + 2.000% 4.524% 8/10/27 (c)(d)(l)	994,924	976,060
IT Services – 0.4%
AppLovin Corp. 2018 Term Loan B 3 month U.S. LIBOR + 3.250% 5.50% 8/15/25 (c)(d)(l)	1,492,268	1,461,886
Ascend Learning LLC 2021 Term Loan 1 month U.S. LIBOR + 3.500% 6.024% 12/11/28 (c)(d)(l)	995,000	947,031
Camelot U.S. Acquisition LLC Term Loan B 1 month U.S. LIBOR + 3.000% 5.524% 10/30/26 (c)(d)(l)	1,492,347	1,454,113
Emerald TopCo, Inc. Term Loan 1 month U.S. LIBOR + 3.500% 6.024% 7/24/26 (c)(d)(l)	134,885	129,017
Entegris, Inc. 2022 Term Loan B U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 4.53% 7/6/29 (c)(d)(l)	365,000	363,828
ETC 2022 USD Term Loan 8/3/29 (m)	145,000	137,750
Hunter Holdco 3 Ltd. USD Term Loan B 3 month U.S. LIBOR + 4.250% 6.50% 8/19/28 (c)(d)(e)(l)	370,000	361,675

	Principal Amount	Value

Imprivata, Inc. 2022 Incremental Term Loan CME TERM SOFR 1 MONTH INDEX + 4.250% 6.709% 12/1/27 (c)(d)(l)	$ 145,000	$ 141,420
Ion Trading Finance Ltd. 2021 USD Term Loan 3 month U.S. LIBOR + 4.750% 7.00% 4/3/28 (c)(d)(l)	994,975	965,952
McAfee Corp. 2022 USD Term Loan B CME TERM SOFR 1 MONTH INDEX + 3.750% 6.157% 3/1/29 (c)(d)(l)	140,000	132,475
Nexus Buyer LLC 2021 Second Lien Term Loan 1 month U.S. LIBOR + 6.250% 8.63% 10/29/29 (c)(d)(l)	55,000	51,929
Nexus Buyer LLC Term Loan B 1 month U.S. LIBOR + 3.750% 6.274% 11/9/26 (c)(d)(l)	223,852	217,043
Peraton Corp. Term Loan B 1 month U.S. LIBOR + 3.750% 6.274% 2/1/28 (c)(d)(l)	1,465,409	1,421,447
Rackspace Technology Global, Inc. 2021 Term Loan B 3 month U.S. LIBOR + 2.750% 5.617% 2/15/28 (c)(d)(l)	994,962	800,805
Sabre GLBL, Inc. 2022 1st Lien Term Loan B 1 month U.S. LIBOR + 5.000% 7.555% 6/30/28 (c)(d)(l)	130,000	125,125
Tempo Acquisition LLC 2022 Term Loan B 1 month U.S. LIBOR + 3.000% 5.455% 8/31/28 (c)(d)(l)	373,125	366,782
		9,078,278
Semiconductors & Semiconductor Equipment – 0.0%
MKS Instruments, Inc. 2022 USD Term Loan B CME TERM SOFR 3 MONTH INDEX + 2.750% 5.146% 4/8/29 (c)(d)(l)	390,000	385,125
Software – 0.6%
A&V Holdings Midco LLC 2020 Term Loan B 6 month U.S. LIBOR + 5.375% 6.875% 3/10/27 (c)(d)(e)(l)	147,917	144,589
Byju's Alpha, Inc. Term Loan B 3 month U.S. LIBOR + 5.500% 8.48% 11/24/26 (c)(d)(l)	248,500	180,578

See accompanying notes which are an integral part of the financial statements.
Annual Report	92

Bank Loan Obligations – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Software – continued
CDK Global, Inc. 2022 USD Term Loan B CME TERM SOFR 3 MONTH INDEX + 4.500% 6.61% 7/6/29 (c)(d)(l)	$ 610,000	$ 593,817
Ceridian HCM Holding, Inc. 2018 Term Loan B 1 month U.S. LIBOR + 2.500% 4.873% 4/30/25 (c)(d)(l)	994,832	968,469
DCert Buyer, Inc. 2019 Term Loan B 3 month U.S. LIBOR + 4.000% 6.903% 10/16/26 (c)(d)(l)	1,243,639	1,208,058
Dcert Buyer, Inc. 2021 2nd Lien Term Loan 2/19/29 (m)	500,000	474,000
Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B4 1 month U.S. LIBOR + 4.000% 6.524% 12/1/27 (c)(d)(l)	298,485	292,942
Hyland Software, Inc. 2018 1st Lien Term Loan 1 month U.S. LIBOR + 3.500% 6.024% 7/1/24 (c)(d)(l)	149,611	147,527
MH Sub I LLC 2017 1st Lien Term Loan 1 month U.S. LIBOR + 3.750% 6.274% 9/13/24 (c)(d)(l)	1,243,473	1,210,968
MH Sub I LLC 2021 2nd Lien Term Loan CME TERM SOFR 1 MONTH INDEX + 6.250% 8.705% 2/23/29 (c)(d)(l)	750,000	717,750
Polaris Newco LLC USD Term Loan B 1 month U.S. LIBOR + 4.000% 6.524% 6/2/28 (c)(d)(l)	994,987	953,576
Proofpoint, Inc. 1st Lien Term Loan 3 month U.S. LIBOR + 3.250% 6.32% 8/31/28 (c)(d)(l)	1,492,500	1,433,919
RealPage, Inc. 1st Lien Term Loan 1 month U.S. LIBOR + 3.000% 5.524% 4/24/28 (c)(d)(l)	994,987	955,875
SS&C Technologies, Inc. 2018 Term Loan B5 1 month U.S. LIBOR + 1.750% 4.274% 4/16/25 (c)(d)(l)	994,535	970,229
UKG, Inc. 2021 Term Loan 3 month U.S. LIBOR + 3.250% 5.535% 5/4/26 (c)(d)(l)	1,492,500	1,443,725
Ultimate Software Group, Inc. 2021 2nd Lien Term Loan 3 month U.S. LIBOR + 5.250% 7.535% 5/3/27 (c)(d)(l)	1,000,000	971,720

	Principal Amount	Value

Zelis Payments Buyer, Inc. 2021 Term Loan 1 month U.S. LIBOR + 3.500% 5.873% 9/30/26 (c)(d)(l)	$ 315,583	$ 307,791
		12,975,533
Technology Hardware, Storage & Peripherals – 0.1%
II-VI Incorporated 2022 Term Loan B 1 month U.S. LIBOR + 2.750% 5.123% 7/2/29 (c)(d)(l)	1,000,000	977,080
Seattle Spinco, Inc. 2022 USD Term Loan B5 U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 6.40% 2/26/27 (c)(d)(e)(l)	1,681,400	1,656,179
		2,633,259
TOTAL INFORMATION TECHNOLOGY		28,483,963
MATERIALS – 0.4%
Chemicals – 0.2%
ARC Falcon I, Inc. 2021 Term Loan 1 month U.S. LIBOR + 3.750% 6.274% 9/30/28 (c)(d)(l)	130,237	122,966
Aruba Investments, Inc. 2020 2nd Lien Term Loan 1 month U.S. LIBOR + 7.750% 10.194% 11/24/28 (c)(d)(l)	110,000	102,988
Bakelite US Holdco, Inc. 2022 Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 6.163% 5/29/29 (c)(d)(e)(l)	195,000	186,225
Discovery Purchaser Corp. Term Loan 8/4/29 (m)	290,000	271,513
Hexion Holdings Corp. 2022 USD Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.500% 7.413% 3/15/29 (c)(d)(l)	370,000	339,475
Hexion Holdings Corp.2022 USD 2nd Lien Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 7.438% 9.834% 3/15/30 (c)(d)(e)(l)	95,000	81,700
INEOS US Petrochem LLC 2021 USD Term Loan B 1 month U.S. LIBOR + 2.750% 5.274% 1/29/26 (c)(d)(l)	994,975	969,275
Kronos Acquisition Holdings, Inc. 2021 Term Loan B 3 month U.S. LIBOR + 3.750% 6.82% 12/22/26 (c)(d)(l)	994,949	957,390
Lonza Group AG USD Term Loan B 3 month U.S. LIBOR + 4.000% 6.25% 7/3/28 (c)(d)(l)	69,825	64,181
See accompanying notes which are an integral part of the financial statements.
93	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments–continued
Bank Loan Obligations – continued
	Principal Amount	Value
MATERIALS – continued
Chemicals – continued
New Arclin U.S. Holding Corp. 2021 Delayed Draw Term Loan 1.00% 10/2/28 (n)	$ 19,108	$ 18,041
Olympus Water US Holding Corp. 2021 USD Term Loan B 3 month U.S. LIBOR + 3.750% 6.063% 11/9/28 (c)(d)(l)	298,500	286,700
Starfruit Finco BV 2018 USD Term Loan B 3 month U.S. LIBOR + 2.750% 5.00% 10/1/25 (c)(d)(l)	778,309	757,489
The Chemours Co. 2021 Term Loan B U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.750% 6.50% 12/1/26 (c)(d)(l)	107,231	97,580
		4,255,523
Construction Materials – 0.1%
ACProducts, Inc.2021 Term Loan B 3 month U.S. LIBOR + 4.250% 6.50% 5/17/28 (c)(d)(l)	174,121	142,169
Foley Products Co. LLC 2021 Term Loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 6.954% 12/29/28 (c)(d)(l)	139,650	135,461
VM Consolidated, Inc. 2021 Term Loan B 6 month U.S. LIBOR + 3.250% 6.127% 3/24/28 (c)(d)(l)	994,962	980,038
		1,257,668
Containers & Packaging – 0.1%
Berlin Packaging LLC 2021 Term Loan B4 3 month U.S. LIBOR + 3.250% 5.51% 3/11/28 (c)(d)(l)	994,975	958,081
Clydesdale Acquisition Holdings, Inc. Term Loan B 1 month U.S. LIBOR + 4.175% 6.73% 4/13/29 (c)(d)(l)	875,000	843,132
Reynolds Group Holdings Inc. 2021 Term Loan B 1 month U.S. LIBOR + 3.500% 6.024% 9/24/28 (c)(d)(l)	1,243,734	1,208,201
		3,009,414
TOTAL MATERIALS		8,522,605

	Principal Amount	Value
REAL ESTATE – 0.1%
Equity Real Estate Investment Trusts (REITs) – 0.0%
Restoration Hardware, Inc. 2022 Incremental Term Loan CME TERM SOFR 1 MONTH INDEX + 3.250% 5.805% 10/20/28 (c)(d)(l)	$ 470,000	$ 434,552
Real Estate Management & Development – 0.1%
Cushman & Wakefield US Borrower LLC 2020 Term Loan B 1 month U.S. LIBOR + 2.750% 5.274% 8/21/25 (c)(d)(l)	994,911	967,551
TOTAL REAL ESTATE		1,402,103
UTILITIES – 0.0%
Electric Utilities – 0.0%
Brookfield WEC Holdings, Inc. 2021 Term Loan 1 month U.S. LIBOR + 2.750% 5.274% 8/1/25 (c)(d)(l)	994,949	969,956
Brookfield WEC Holdings, Inc. 2022 Term Loan CME TERM SOFR 1 MONTH INDEX + 3.750% 6.19% 8/1/25 (c)(d)(l)	195,000	191,685
TOTAL UTILITIES		1,161,641
TOTAL BANK LOAN OBLIGATIONS (Cost $145,677,078)		139,420,166
Collateralized Mortgage Obligations – 4.0%

PRIVATE SPONSOR – 3.9%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (a)	496,000	462,047
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class BNM 3.465% 11/5/32 (a)	111,000	99,556
Banc of America Commercial Mortgage Trust Series 2022-DKLX, Class A CME TERM SOFR 1 MONTH INDEX + 1.15% 3.458% 1/15/39 (a)(c)(d)	1,235,000	1,205,078
Banc of America Commercial Mortgage Trust Series 2022-DKLX, Class B CME TERM SOFR 1 MONTH INDEX + 1.55% 3.858% 1/15/39 (a)(c)(d)	311,000	301,816

See accompanying notes which are an integral part of the financial statements.
Annual Report	94

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
Banc of America Commercial Mortgage Trust Series 2022-DKLX, Class C CME TERM SOFR 1 MONTH INDEX + 2.15% 4.458% 1/15/39 (a)(c)(d)	$ 167,000	$ 161,035
BANK Series 2019-BN21, Class A5 2.851% 10/17/52	112,000	101,342
BANK Series 2020-BNK30, Class MCDE 3.016% 12/15/53 (c)	5,208,000	4,014,725
Benchmark Mortgage Trust Series 2018-B4, Class A5 4.121% 7/15/51 (c)	127,000	124,880
BFLD Trust Series 2020-OBRK, Class A 1 month U.S. LIBOR + 2.050% 4.441% 11/15/28 (a)(c)(d)	701,000	693,509
BPR Trust Series 2022-OANA, Class A CME TERM SOFR 1 MONTH INDEX + 1.898% 4.205% 4/15/37 (a)(c)(d)	4,387,000	4,321,188
BPR Trust Series 2022-OANA, Class B CME TERM SOFR 1 MONTH INDEX + 2.447% 4.754% 4/15/37 (a)(c)(d)	1,165,000	1,143,136
BX Commercial Mortgage Trust Series 2019-CALM, Class A 1 month U.S. LIBOR + 0.876% 3.267% 11/15/32 (a)(c)(d)	420,361	413,005
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1 month U.S. LIBOR + 1.000% 3.391% 4/15/34 (a)(c)(d)	500,000	488,100
BX Commercial Mortgage Trust Series 2019-IMC, Class B 1 month U.S. LIBOR + 1.300% 3.691% 4/15/34 (a)(c)(d)	1,917,000	1,840,321
BX Commercial Mortgage Trust Series 2019-IMC, Class C 1 month U.S. LIBOR + 1.600% 3.991% 4/15/34 (a)(c)(d)	210,000	201,600
BX Commercial Mortgage Trust Series 2019-IMC, Class D 1 month U.S. LIBOR + 1.900% 4.291% 4/15/34 (a)(c)(d)	220,000	209,550
BX Commercial Mortgage Trust Series 2019-XL, Class A 1 month U.S. LIBOR + 0.920% 3.311% 10/15/36 (a)(c)(d)	1,479,124	1,461,521

	Principal Amount	Value

BX Commercial Mortgage Trust Series 2019-XL, Class B 1 month U.S. LIBOR + 1.080% 3.471% 10/15/36 (a)(c)(d)	$ 1,159,400	$ 1,139,111
BX Commercial Mortgage Trust Series 2019-XL, Class C 1 month U.S. LIBOR + 1.250% 3.641% 10/15/36 (a)(c)(d)	708,050	693,889
BX Commercial Mortgage Trust Series 2019-XL, Class D 1 month U.S. LIBOR + 1.450% 3.841% 10/15/36 (a)(c)(d)	550,800	538,407
BX Commercial Mortgage Trust Series 2019-XL, Class E 1 month U.S. LIBOR + 1.800% 4.191% 10/15/36 (a)(c)(d)	3,324,350	3,232,932
BX Commercial Mortgage Trust Series 2021-PAC, Class A 1 month U.S. LIBOR + 0.689% 3.081% 10/15/36 (a)(c)(d)	2,043,000	1,968,359
BX Commercial Mortgage Trust Series 2021-PAC, Class B 1 month U.S. LIBOR + 0.898% 3.291% 10/15/36 (a)(c)(d)	306,000	289,262
BX Commercial Mortgage Trust Series 2021-PAC, Class C 1 month U.S. LIBOR + 1.099% 3.491% 10/15/36 (a)(c)(d)	409,000	384,872
BX Commercial Mortgage Trust Series 2021-PAC, Class D 1 month U.S. LIBOR + 1.298% 3.69% 10/15/36 (a)(c)(d)	397,000	369,687
BX Commercial Mortgage Trust Series 2021-PAC, Class E 1 month U.S. LIBOR + 1.948% 4.34% 10/15/36 (a)(c)(d)	1,381,000	1,298,564
BX Commercial Mortgage Trust Series 2021-SOAR, Class A 1 month U.S. LIBOR + 0.67% 3.062% 6/15/38 (a)(c)(d)	1,593,926	1,539,534
BX Trust 2022-IND:
CME TERM SOFR 1 MONTH INDEX + 2.29% 4.587% 4/15/37 (a)(c)(d)	272,000	263,801
CME TERM SOFR 1 MONTH INDEX + 2.839% 5.136% 4/15/37 (a)(c)(d)	228,000	219,578
BX Trust Series 2018-EXCL, Class D 1 month U.S. LIBOR + 2.625% 5.017% 9/15/37 (a)(c)(d)	99,400	87,057
See accompanying notes which are an integral part of the financial statements.
95	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments–continued
Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
BX Trust Series 2022-IND, Class A CME TERM SOFR 1 MONTH INDEX + 1.491% 3.788% 4/15/37 (a)(c)(d)	$ 3,363,000	$ 3,304,927
BX Trust Series 2022-IND, Class B CME TERM SOFR 1 MONTH INDEX + 1.94% 4.237% 4/15/37 (a)(c)(d)	1,204,000	1,166,983
BX Trust Series 2022-LP2, Class A CME TERM SOFR 1 MONTH INDEX + 1.013% 3.31% 2/15/39 (a)(c)(d)	2,621,247	2,534,105
BX Trust Series 2022-LP2, Class B CME TERM SOFR 1 MONTH INDEX + 1.312% 3.609% 2/15/39 (a)(c)(d)	790,016	752,490
BX Trust Series 2022-LP2, Class C CME TERM SOFR 1 MONTH INDEX + 1.562% 3.859% 2/15/39 (a)(c)(d)	790,016	745,617
BX Trust Series 2022-LP2, Class D CME TERM SOFR 1 MONTH INDEX + 1.961% 4.258% 2/15/39 (a)(c)(d)	790,016	743,562
CAMB Commercial Mortgage Series Trust 2019-LIFE, Class A 1 month U.S. LIBOR + 1.070% 3.461% 12/15/37 (a)(c)(d)	700,000	691,249
Cascade Funding Mortgage Trust Series 2021-HB6, Class A 0.898% 6/25/36 (a)(c)	832,985	795,170
CHC Commercial Mortgage Trust Series 2019-CHC, Class A 1 month U.S. LIBOR + 1.120% 3.511% 6/15/34 (a)(c)(d)	820,802	806,571
CHC Commercial Mortgage Trust Series 2019-CHC, Class B 1 month U.S. LIBOR + 1.500% 3.891% 6/15/34 (a)(c)(d)	161,778	156,957
CHC Commercial Mortgage Trust Series 2019-CHC, Class C 1 month U.S. LIBOR + 1.750% 4.141% 6/15/34 (a)(c)(d)	182,621	175,461
CIM Retail Portfolio Trust Series 2021-RETL, Class C 1 month U.S. LIBOR + 2.300% 4.692% 8/15/36 (a)(c)(d)	78,665	74,727
CIM Retail Portfolio Trust Series 2021-RETL, Class D 1 month U.S. LIBOR + 3.050% 5.442% 8/15/36 (a)(c)(d)	261,750	246,445

	Principal Amount	Value

COMM Mortgage Trust Series 2014-CR18, Class A5 3.828% 7/15/47	$ 215,000	$ 211,775
COMM Mortgage Trust Series 2015-3BP, Class A 3.178% 2/10/35 (a)	600,000	569,720
COMM Mortgage Trust Series 2020-SBX, Class A 1.67% 1/10/38 (a)	3,174,000	2,857,129
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B 1 month U.S. LIBOR + 1.230% 3.621% 5/15/36 (a)(c)(d)	3,776,000	3,711,055
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class C 1 month U.S. LIBOR + 1.430% 3.821% 5/15/36 (a)(c)(d)	128,000	125,594
CSMC Trust Series 2017-PFHP, Class D 1 month U.S. LIBOR + 2.250% 4.641% 12/15/30 (a)(c)(d)	809,000	777,243
CSMC Trust Series 2018-SITE, Class A 4.284% 4/15/36 (a)	287,000	276,938
CSMC Trust Series 2018-SITE, Class B 4.535% 4/15/36 (a)	100,000	95,671
CSMC Trust Series 2018-SITE, Class C 4.941% 4/15/36 (a)(c)	100,000	95,198
CSMC Trust Series 2018-SITE, Class D 4.941% 4/15/36 (a)(c)	118,000	110,096
CSMC Trust Series 2020-NET, Class A 2.257% 8/15/37 (a)	342,592	318,596
ELP Commercial Mortgage Trust Series 2021-ELP, Class A 1 month U.S. LIBOR + 0.701% 3.093% 11/15/38 (a)(c)(d)	2,789,000	2,689,893
Extended Stay America Trust Series 2021-ESH, Class A 1 month U.S. LIBOR + 1.080% 3.472% 7/15/38 (a)(c)(d)	861,697	844,255
Extended Stay America Trust Series 2021-ESH, Class B 1 month U.S. LIBOR + 1.380% 3.772% 7/15/38 (a)(c)(d)	1,554,433	1,511,688

See accompanying notes which are an integral part of the financial statements.
Annual Report	96

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
Extended Stay America Trust Series 2021-ESH, Class C 1 month U.S. LIBOR + 1.700% 4.092% 7/15/38 (a)(c)(d)	$ 361,774	$ 350,920
Extended Stay America Trust Series 2021-ESH, Class D 1 month U.S. LIBOR + 2.250% 4.642% 7/15/38 (a)(c)(d)	1,733,332	1,678,036
GS Mortgage Securities Corportation Trust Series 2021-IP, Class A:
1 month U.S. LIBOR + 0.950% 3.341% 10/15/36 (a)(c)(d)	1,191,000	1,133,496
1 month U.S. LIBOR + 1.150% 3.541% 10/15/36 (a)(c)(d)	184,000	173,357
GS Mortgage Securities Corportation Trust Series 2021-IP, Class C 1 month U.S. LIBOR + 1.550% 3.941% 10/15/36 (a)(c)(d)	152,000	142,998
Intown Mortgage Trust Series 2022-STAY, Class A CME TERM SOFR 1 MONTH INDEX + 2.489% 4.739% 8/15/37 (a)(c)(d)	1,884,000	1,873,449
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class CFX 4.95% 7/5/33 (a)	50,000	49,118
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class DFX 5.35% 7/5/33 (a)	76,000	74,563
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class EFX 5.542% 7/5/33 (a)(c)	105,000	101,725
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT,Class AFX 4.248% 7/5/33 (a)	385,000	380,118
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class A 1 month U.S. LIBOR + 0.700% 3.091% 3/15/38 (a)(c)(d)	3,945,642	3,819,581
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class B 1 month U.S. LIBOR + 0.880% 3.271% 3/15/38 (a)(c)(d)	358,784	345,545

	Principal Amount	Value

Life 2021-BMR Mortgage Trust Series 2021-BMR, Class C 1 month U.S. LIBOR + 1.100% 3.491% 3/15/38 (a)(c)(d)	$ 226,083	$ 217,605
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class D 1 month U.S. LIBOR + 1.400% 3.791% 3/15/38 (a)(c)(d)	314,550	301,203
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class E 1 month U.S. LIBOR + 1.750% 4.141% 3/15/38 (a)(c)(d)	274,249	259,873
Life Mortgage Trust US:
CME TERM SOFR 1 MONTH INDEX + 1.295% 3.603% 5/15/39 (a)(c)(d)	2,860,000	2,806,228
CME TERM SOFR 1 MONTH INDEX + 1.7939% 4.101% 5/15/39 (a)(c)(d)	1,986,000	1,943,182
CME TERM SOFR 1 MONTH INDEX + 2.093% 4.401% 5/15/39 (a)(c)(d)	1,113,000	1,079,606
CME TERM SOFR 1 MONTH INDEX + 2.542% 4.849% 5/15/39 (a)(c)(d)	989,000	951,912
MFA Trust Series 2022-RPL1, Class A1 3.30% 8/25/61 (a)	2,300,424	2,141,840
Morgan Stanley Capital I Trust Series 2018-BOP, Class B 1 month U.S. LIBOR + 1.250% 3.641% 8/15/33 (a)(c)(d)	241,866	238,929
Morgan Stanley Capital I Trust Series 2018-BOP, Class C 1 month U.S. LIBOR + 1.500% 3.891% 8/15/33 (a)(c)(d)	583,229	574,270
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% 12/15/51	185,000	181,520
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (a)	1,076,000	1,007,863
Morgan Stanley Capital I Trust Series 2019-MEAD, Class B 3.283% 11/10/36 (a)(c)	155,000	142,817
Morgan Stanley Capital I Trust Series 2019-MEAD, Class C 3.283% 11/10/36 (a)(c)	149,000	134,460
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC, Class AMZ1 3.617% 1/15/37 (a)(c)	2,266,000	2,109,239
See accompanying notes which are an integral part of the financial statements.
97	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments–continued
Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
Prima Capital CRE Securitization Series 2021-9A, Class A 1 month U.S. LIBOR + 1.450% 3.818% 12/15/37 (a)(c)(d)	$ 95,305	$ 95,305
Prima Capital CRE Securitization Series 2021-9A, Class B 1 month U.S. LIBOR + 1.800% 4.168% 12/15/37 (a)(c)(d)	499,000	490,876
RMF Buyout Issuance Trust 2022-HB1 4.272% 4/25/32 (a)(c)	716,515	704,160
SREIT Trust Series 2021-MFP, Class A 1 month U.S. LIBOR + 0.731% 3.122% 11/15/38 (a)(c)(d)	2,410,000	2,322,434
SREIT Trust Series 2021-MFP, Class B 1 month U.S. LIBOR + 1.080% 3.471% 11/15/38 (a)(c)(d)	1,094,000	1,044,769
SREIT Trust Series 2021-MFP, Class C 1 month U.S. LIBOR + 1.329% 3.72% 11/15/38 (a)(c)(d)	679,000	646,747
SREIT Trust Series 2021-MFP, Class D 1 month U.S. LIBOR + 1.578% 3.969% 11/15/38 (a)(c)(d)	447,000	423,532
Towd Point Mortgage Trust Series 2022-1, Class A1 3.75% 7/25/62 (a)(c)	2,059,514	1,946,677
VLS Commercial Mortgage Trust Series 2020-LAB, Class A 2.13% 10/10/42 (a)	1,269,000	1,036,949
VLS Commercial Mortgage Trust Series 2020-LAB, Class B 2.453% 10/10/42 (a)	80,000	64,529
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class A4 3.166% 2/15/48	624,000	603,518
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class A5 4.302% 1/15/52	215,000	212,123
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT, Class A 1 month U.S. LIBOR + 1.200% 3.591% 5/15/31 (a)(c)(d)	1,021,000	973,142
TOTAL PRIVATE SPONSOR		90,434,791
U.S. GOVERNMENT AGENCY – 0.1%
Federal Home Loan Mortgage Corp. Multifamily WI Certificates Series WI-K150 3.71% 11/25/32	600,000	593,810

	Principal Amount	Value

Freddie Mac Multifamily Structured Pass Through Certificates Series K145, Class A2 2.58% 6/25/55	$ 400,000	$ 361,234
Freddie Mac Multifamily Structured Pass Through Certificates Series K146, Class A2 2.92% 6/25/32	700,000	651,140
TOTAL U.S. GOVERNMENT AGENCY		1,606,184
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $96,401,912)		92,040,975
Foreign Government and Government Agency Obligations – 1.5%

Angola Republic:
8.25% 5/9/28 (a)	235,000	203,862
9.50% 11/12/25 (a)	325,000	309,562
Angolan Government International Bond 8.750% 4/14/32 (a)	200,000	163,000
Arab Republic of Egypt:
5.80% 9/30/27 (a)	300,000	231,750
7.50% 1/31/27 (a)	875,000	735,000
7.60% 3/1/29 (a)	200,000	157,000
8.70% 3/1/49 (a)	350,000	221,375
Argentine Republic:
0.50% 7/9/30	2,965,589	702,845
1.00% 7/9/29	95,826	22,280
1.50% 7/9/35	1,858,239	417,175
3.875% 1/9/38	450,000	125,803
Barbados Government 6.500% 10/1/29 (a)	175,000	161,208
Bermuda Government 3.717% 1/25/27 (a)	400,000	389,325
Brazilian Federative Republic:
2.875% 6/6/25	250,000	239,000
3.875% 6/12/30	535,000	465,885
7.125% 1/20/37	175,000	182,416
8.25% 1/20/34	325,000	368,022
Chilean Republic:
2.45% 1/31/31	625,000	526,680
4.00% 1/31/52	275,000	217,250
Colombian Republic:
3.00% 1/30/30	560,000	433,755
3.125% 4/15/31	200,000	150,787
5.00% 6/15/45	450,000	301,444
5.20% 5/15/49	140,000	95,139
Costa Rican Republic 5.625% 4/30/43 (a)	125,000	93,734

See accompanying notes which are an integral part of the financial statements.
Annual Report	98

Foreign Government and Government Agency Obligations – continued
	Principal Amount	Value
Democratic Socialist Republic of Sri Lanka:
6.20% 5/11/27 (a)	$ 60,000	$ 19,268
6.825% 7/18/26 (a)	25,000	8,341
7.55% 3/28/30 (a)	20,000	6,385
7.85% 3/14/29 (a)	250,000	80,125
Dominican Republic:
5.30% 1/21/41 (a)	200,000	147,912
5.50% 1/27/25 (Reg. S)	400,000	398,325
5.875% 1/30/60 (a)	400,000	282,575
5.95% 1/25/27 (a)	1,900,000	1,854,044
6.00% 7/19/28 (a)	2,400,000	2,290,200
Ecuador Republic:
2.50% 7/31/35 (a)	225,000	86,175
5.50% 7/31/30 (a)	400,000	209,700
El Salvador Republic 7.125% 1/20/50 (a)	175,000	58,220
Emirate of Abu Dhabi:
3.00% 9/15/51 (a)	75,000	57,788
3.125% 4/16/30 (a)	450,000	434,194
3.875% 4/16/50 (a)	1,260,000	1,135,811
3.90% 9/9/50	200,000	146,600
4.05% 7/7/32 (a)	200,000	202,600
Gabonese Republic 6.950% 6/16/25 (a)	200,000	171,225
Georgia Republic 2.750% 4/22/26 (a)	300,000	259,500
Ghana Republic:
7.75% 4/7/29 (a)	300,000	113,494
8.627% 6/16/49 (a)	120,000	41,835
Guatemalan Republic 5.375% 4/24/32 (a)	350,000	335,409
Indonesian Republic:
4.10% 4/24/28	200,000	199,975
4.20% 10/15/50	1,500,000	1,301,415
5.95% 1/8/46 (a)	325,000	347,100
7.75% 1/17/38 (a)	225,000	275,245
8.50% 10/12/35 (a)	500,000	642,594
Islamic Republic of Pakistan 6.000% 4/8/26 (a)	265,000	164,329
Israeli State 3.375% 1/15/50	200,000	166,250
Ivory Coast:
6.125% 6/15/33 (a)	300,000	252,244
6.375% 3/3/28 (a)	200,000	185,662
Jamaican Government 6.750% 4/28/28	200,000	216,162
Jordanian Kingdom 4.950% 7/7/25 (a)	300,000	283,275

	Principal Amount	Value
Kingdom of Saudi Arabia:
2.25% 2/2/33 (a)	$ 300,000	$ 256,500
3.25% 10/22/30 (a)	500,000	481,250
3.75% 1/21/55 (a)	65,000	53,625
4.50% 4/22/60 (a)	390,000	362,700
4.50% 10/26/46 (a)	65,000	60,531
4.625% 10/4/47 (a)	250,000	234,062
Lebanon Government 6.375% 3/9/20 (f)	350,000	24,128
Mongolia Government 5.125% 4/7/26 (a)	300,000	275,283
Panamanian Republic:
2.252% 9/29/32	400,000	309,950
3.16% 1/23/30	130,000	114,140
3.87% 7/23/60	235,000	161,313
3.875% 3/17/28	115,000	110,386
4.50% 5/15/47	150,000	120,075
Peruvian Republic:
2.783% 1/23/31	700,000	597,975
3.00% 1/15/34	125,000	101,938
3.30% 3/11/41	125,000	94,750
Philippine Government 3.556% 9/29/32	200,000	191,022
Provincia de Buenos Aires 5.250% 9/1/37 (a)	300,000	104,025
Provincia de Cordoba 6.875% 12/10/25 (a)	400,000	304,750
Republic of Armenia 7.150% 3/26/25 (a)	100,000	99,769
Republic of Cameroon 9.500% 11/19/25 (a)	135,000	130,807
Republic of Hungary:
2.125% 9/22/31 (a)	300,000	218,494
5.25% 6/16/29 (a)	200,000	192,234
Republic of Indonesia 4.400% 6/6/27 (a)	200,000	201,500
Republic of Kenya:
6.875% 6/24/24 (a)	200,000	175,000
7.00% 5/22/27 (a)	155,000	123,225
Republic of Nigeria:
6.125% 9/28/28 (a)	500,000	359,469
7.625% 11/21/25 (a)	600,000	529,500
Republic of Paraguay:
2.739% 1/29/33 (a)	300,000	236,119
4.95% 4/28/31 (a)	200,000	192,287
Republic of Serbia 2.125% 12/1/30 (a)	300,000	215,212
Republic of Uzbekistan 3.700% 11/25/30 (a)	300,000	230,775
Romanian Republic:
3.00% 2/27/27 (a)	250,000	225,125
See accompanying notes which are an integral part of the financial statements.
99	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments–continued
Foreign Government and Government Agency Obligations – continued
	Principal Amount	Value
3.625% 3/27/32 (a)	$ 300,000	$ 241,369
4.00% 2/14/51 (a)	75,000	51,459
Rwanda Republic 5.500% 8/9/31 (a)	200,000	151,537
South African Republic 4.850% 9/30/29	225,000	198,886
State of Qatar:
3.75% 4/16/30 (a)	775,000	775,000
4.40% 4/16/50 (a)	1,785,000	1,733,681
Sultanate of Oman:
5.375% 3/8/27 (a)	500,000	492,500
5.625% 1/17/28 (a)	540,000	529,875
6.25% 1/25/31 (a)	200,000	201,500
6.75% 1/17/48 (a)	200,000	177,750
Turkish Republic:
3.25% 3/23/23	450,000	441,000
4.25% 3/13/25	500,000	436,250
4.875% 4/16/43	200,000	113,000
4.875% 10/9/26	500,000	415,000
5.75% 5/11/47	115,000	69,000
6.35% 8/10/24	300,000	283,500
Ukraine Government:
0.000% 8/1/41 (a)(c)(d)	100,000	30,000
7.253% 3/15/35 (a)	300,000	52,500
7.75% 9/1/24 (a)	290,000	82,886
7.75% 9/1/25 (a)	525,000	126,000
7.75% 9/1/26 (a)	400,000	81,000
7.75% 9/1/29 (a)	100,000	20,250
United Mexican States:
3.25% 4/16/30	500,000	445,562
3.50% 2/12/34	185,000	154,105
3.75% 1/11/28	200,000	192,300
5.75% 10/12/10	450,000	385,537
Uruguay Republic 5.100% 6/18/50	225,000	228,417
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $41,670,580)		34,486,057
Municipal Securities – 0.2%

California Gen. Oblig. Series 2009 7.300% 10/1/39	450,000	571,947
Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	90,000	99,626
Illinois Gen. Oblig. Series 2003:
4.95% 6/1/23	261,818	263,051
5.10% 6/1/33	1,670,000	1,662,012

	Principal Amount	Value
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997 (Nat'l. Pub. Fin. Guarantee Corp. Insured) 7.425% 2/15/29	$ 1,032,000	$ 1,143,487
TOTAL MUNICIPAL SECURITIES (Cost $3,859,246)		3,740,123

Common Stocks – 0.1%
	Shares
ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
California Resources Corp. (o)	225	4,129
Mesquite Energy, Inc. (e)(o)	3,883	246,377
TOTAL ENERGY		250,506
ENERGY EQUIPMENT & SERVICES – 0.0%
Energy Equipment & Services – 0.0%
Jonah Energy Parent LLC (e)(o)	2,692	189,301
HOTELS, RESTAURANTS & LEISURE – 0.0%
Casinos & Gaming – 0.0%
Caesars Entertainment, Inc. (o)	4,200	181,104
OIL, GAS & CONSUMABLE FUELS – 0.1%
Oil & Gas Exploration & Production – 0.1%
California Resources Corp.	1,296	64,748
Denbury, Inc. (o)	28,577	2,541,353
EQT Corp.	5,600	267,680
TOTAL OIL, GAS & CONSUMABLE FUELS		2,873,781
TOTAL COMMON STOCKS (Cost $1,636,989)		3,494,692

Convertible Bonds – 0.1%
	Principal Amount
COMMUNICATION SERVICES – 0.1%
Media – 0.1%
DISH Network Corp.:
2.375% 3/15/24	$ 400,000	361,000
3.375% 8/15/26	1,428,000	1,027,534
TOTAL COMMUNICATION SERVICES		1,388,534
ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Mesquite Energy, Inc.:
15.00% 7/15/23 (e)(p)	30,322	205,774
15.00% 7/15/23 (e)(p)	52,465	356,043
TOTAL ENERGY		561,817
TOTAL CONVERTIBLE BONDS (Cost $1,692,335)		1,950,351

See accompanying notes which are an integral part of the financial statements.
Annual Report	100

Money Market Fund – 6.0%
	Shares	Value
Fidelity Investments Money Market Government Portfolio Class I 2.03% (q)(r) (Cost $137,284,236)	137,284,236	$ 137,284,236
TOTAL INVESTMENT IN SECURITIES – 104.9% (Cost $2,637,143,587)		2,402,490,355
NET OTHER ASSETS (LIABILITIES) – (4.9%)		(112,831,782)
NET ASSETS – 100.0%		$2,289,658,573

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $509,546,958 or 22.3% of net assets.
(b)	Security is perpetual in nature with no stated maturity date.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Level 3 security.
(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $400,105.
(h)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $103,948.
(i)	Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when issued basis. At period end, the value of securities pledged amounted to $1,114,466.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	A portion of the security sold on a delayed delivery basis.
(l)	Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
(m)	The coupon rate will be determined upon settlement of the loan after period end.
(n)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $381,927 and $364,521, respectively.
(o)	Non-income producing.
(p)	Restricted securities (including private placements) – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $561,817 or 0.0% of net assets.
(q)	The rate quoted is the annualized seven-day yield of the fund at period end.
(r)	Affiliated Fund.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Mesquite Energy, Inc. 15% 7/15/23	7/10/20-1/19/22	$ 29,565
Mesquite Energy, Inc. 15% 7/15/23	11/5/20-1/19/22	$ 50,977
See accompanying notes which are an integral part of the financial statements.
101	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	84	December 2022	9,308,906	$ 85,640	$ 85,640
CBOT Long Bond U.S. Treasury Note Contracts (United States)	69	December 2022	9,373,219	249,891	249,891
Total Treasury Contracts					$ 335,531
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	27	December 2022	3,156,469	(35,801)	(35,801)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	90	December 2022	18,749,531	(59,367)	(59,367)
Total Treasury Contracts					$ (95,168)
Total Futures Contracts					$ 240,363
The notional amount of futures purchased as a percentage of Net Assets is 1.0%
The notional amount of futures sold as a percentage of Net Assets is 0.8%
Swaps
Underlying Reference	Maturity Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$ 470,000	$ 5,616	$ 1,454	$4,162
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$ 760,000	9,080	2,080	7,000
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$ 140,000	1,673	2,039	(366)
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$1,440,000	17,205	19,366	(2,161)
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$ 480,000	5,735	5,314	421
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs Bank USA	(0.5%)	Monthly	$1,720,000	20,550	7,522	13,028
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs Bank USA	(0.5%)	Monthly	$ 250,000	2,987	364	2,623
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs Bank USA	(0.5%)	Monthly	$ 240,000	2,868	2,801	67
See accompanying notes which are an integral part of the financial statements.
Annual Report	102

Swaps – continued
Underlying Reference	Maturity Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Chase Bank, N.A.	(0.5%)	Monthly	$530,000	$ 6,332	$ 2,956	$3,376
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Chase Bank, N.A.	(0.5%)	Monthly	$630,000	7,527	2,334	5,193
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	$360,000	4,301	1,955	2,346
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	$640,000	7,647	4,382	3,265
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	$630,000	7,527	10,278	(2,751)
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	$240,000	2,868	3,306	(438)
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	$240,000	2,868	1,841	1,027
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	$300,000	3,584	1,999	1,585
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	$310,000	3,704	2,122	1,582
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	$480,000	5,735	4,569	1,166
TOTAL CREDIT DEFAULT SWAPS						$117,807	$76,682	$41,125

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse/ Counterparty[1]	Maturity Date	Notional Amount	Value	Upfront Premium Received/ (Paid)[2]	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx[3]	Annual	LCH	Sep. 2029	$330,000	(7,169)	0	(7,169)
See accompanying notes which are an integral part of the financial statements.
103	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments–continued
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse/ Counterparty[1]	Maturity Date	Notional Amount	Value	Upfront Premium Received/ (Paid)[2]	Unrealized Appreciation/ (Depreciation)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx[3]	Annual	LCH	Sep. 2024	$1,580,000	(4,514)	0	(4,514)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx[3]	Annual	LCH	Sep. 2027	$1,740,000	(17,421)	0	(17,421)
TOTAL INTEREST RATE SWAPS							$(29,104)	$0	$(29,104)

1	Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.
2	Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
3	Represents floating rate.
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.33%	$241,790,925	$140,803,000	$382,593,925	$56,515	$983	$(983)	$—	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund’s investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Investments Money Market Government Portfolio Class I 2.03%	$—	$307,876,269	$170,592,033	$674,347	$—	$—	$137,284,236	0.1%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
Annual Report	104

Investment Valuation
The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 860,690,208	$ —	$ 860,690,208	$ —
U.S. Treasury Obligations	679,170,870	—	679,170,870	—
U.S. Government Agency - Mortgage Securities	298,486,477	—	298,486,477	—
Asset-Backed Securities	151,726,200	—	151,620,472	105,728
Bank Loan Obligations	139,420,166	—	136,386,239	3,033,927
Collateralized Mortgage Obligations	92,040,975	—	92,040,975	—
Foreign Government and Government Agency Obligations	34,486,057	—	34,486,057	—
Municipal Securities	3,740,123	—	3,740,123	—
Common Stocks	3,494,692	3,059,014	—	435,678
Convertible Bonds	1,950,351	—	1,388,534	561,817
Money Market Funds	137,284,236	137,284,236	—	—
Total Investments in Securities:	$ 2,402,490,355	$ 140,343,250	$ 2,258,009,955	$ 4,137,150

Derivative Instruments:
Assets
Futures Contracts	$ 335,531	$ 335,531	$ —	$ —
Swaps	117,807	—	117,807	—
Total Assets	$ 453,338	$ 335,531	$ 117,807	$ —
Liabilities
Swaps	$ (29,104)	$ —	$ (29,104)	$ —
Futures Contracts	(95,168)	(95,168)	—	—
Total Liabilities	$ (124,272)	$ (95,168)	$ (29,104)	$ —
Total Derivative Instruments:	$ 329,066	$ 240,363	$ 88,703	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Credit Risk
Swaps (a)	$117,807	$ 0
Total Credit Risk	$117,807	$ 0
Interest Rate Risk
Futures Contracts(b)	335,531	(95,168)
Swaps (a)	0	(29,104)
Total Interest Rate Risk	$335,531	$(124,272)
Total Value of Derivatives	$453,338	$(124,272)

(a)	For bi-lateral over-the counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).
(b)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
105	Annual Report

Fidelity® Total Bond ETF
Schedule of Investments–continued
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	89.6%
Cayman Islands	6.2%
Canada	1.2%
Mexico	1.1%
Others (Individually Less Than 1%)	6.8%
104.9%
See accompanying notes which are an integral part of the financial statements.
Annual Report	106

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107

Financial Statements
Statements of Assets and Liabilities
August 31, 2022
	Fidelity Corporate Bond ETF	Fidelity Investment Grade Bond ETF	Fidelity Investment Grade Securitized ETF	Fidelity Limited Term Bond ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$152,390,846	$6,343,443	$4,054,503	$236,790,765
Fidelity Central Funds	6,102,184	666,354	812,433	2,815,032
Other Affiliated issuers	—	—	—	—
Total Investments in Securities	$158,493,030	$7,009,797	$4,866,936	$239,605,797
Segregated cash with brokers for derivative instruments	—	—	6,600	192,700
Cash	32,011	6,504	5,318	22,928
Receivable for investments sold
Regular delivery	—	—	—	—
Delayed delivery	—	—	456,278	—
Distributions receivable from Fidelity Central Funds	11,888	1,121	1,484	4,758
Dividends receivable	—	—	—	—
Interest receivable	1,690,262	43,684	7,637	1,123,715
Bi-lateral OTC swaps, at value	—	—	1,792	—
Total assets	160,227,191	7,061,106	5,346,045	240,949,898
Liabilities
Payable to custodian bank	—	—	—	—
Payable for investments purchased
Regular delivery	246,253	—	—	—
Delayed delivery	—	437,706	2,032,555	—
Distributions payable	441,600	13,950	6,675	361,350
Accrued management fees	49,226	2,014	1,009	71,862
Payable for daily variation margin on futures contracts	—	—	6,194	192,263
Payable for daily variation margin on centrally cleared OTC swaps	—	—	379	—
Total liabilities	737,079	453,670	2,046,812	625,475
Net Assets	$159,490,112	$6,607,436	$3,299,233	$240,324,423
Net Assets consist of:
Paid in capital	$188,777,387	$7,546,891	$3,980,481	$258,581,078
Total accumulated earnings (loss)	(29,287,275)	(939,455)	(681,248)	(18,256,655)
Net Assets	$159,490,112	$6,607,436	$3,299,233	$240,324,423
Shares outstanding	3,450,000	150,000	75,000	4,950,000
Net Asset Value per share	$ 46.23	$ 44.05	$ 43.99	$ 48.55
Investments at cost – Unaffiliated issuers	$178,082,963	$7,112,764	$4,268,468	$252,049,724
Investments at cost – Fidelity Central Funds	6,102,101	666,354	812,433	2,815,030
Investments at cost – Affiliated issuers	—	—	—	—
Investments at cost	$184,185,064	$7,779,118	$5,080,901	$254,864,754
See accompanying notes which are an integral part of the financial statements.
Annual Report	108

Statements of Assets and Liabilities
August 31, 2022
	Fidelity Low Duration Bond Factor ETF	Fidelity Total Bond ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$206,819,820	$2,265,206,119
Fidelity Central Funds	309,001	—
Other Affiliated issuers	—	137,284,236
Total Investments in Securities	$207,128,821	$2,402,490,355
Segregated cash with brokers for derivative instruments	—	359,695
Cash	—	68,302
Receivable for investments sold
Regular delivery	2,900,159	3,319,760
Delayed delivery	—	61,114,167
Distributions receivable from Fidelity Central Funds	9,396	—
Dividends receivable	—	243,939
Interest receivable	771,893	16,620,425
Bi-lateral OTC swaps, at value	—	117,807
Total assets	210,810,269	2,484,334,450
Liabilities
Payable to custodian bank	8	—
Payable for investments purchased
Regular delivery	3,056,564	7,519,575
Delayed delivery	—	179,905,494
Distributions payable	475,750	6,255,004
Accrued management fees	26,258	663,547
Payable for daily variation margin on futures contracts	—	328,306
Payable for daily variation margin on centrally cleared OTC swaps	—	3,951
Total liabilities	3,558,580	194,675,877
Net Assets	$207,251,689	$2,289,658,573
Net Assets consist of:
Paid in capital	$212,532,628	$2,569,687,210
Total accumulated earnings (loss)	(5,280,939)	(280,028,637)
Net Assets	$207,251,689	$2,289,658,573
Shares outstanding	4,175,000	49,252,000
Net Asset Value per share	$ 49.64	$ 46.49
Investments at cost – Unaffiliated issuers	$210,556,646	$2,499,859,351
Investments at cost – Fidelity Central Funds	309,001	—
Investments at cost – Affiliated issuers	—	137,284,236
Investments at cost	$210,865,647	$2,637,143,587
See accompanying notes which are an integral part of the financial statements.
109	Annual Report

Financial Statements  – continued
Statements of Operations
For the year ended August 31, 2022
	Fidelity Corporate Bond ETF	Fidelity Investment Grade Bond ETF	Fidelity Investment Grade Securitized ETF	Fidelity Limited Term Bond ETF
Investment Income
Dividends Unaffiliated issuers	$ —	$ —	$ —	$ 553
Dividends Affiliated issuers	—	—	—	—
Interest	6,919,835	166,312	58,632	3,795,678
Income from Fidelity Central Funds	37,627	2,814	5,384	16,400
Total income	6,957,462	169,126	64,016	3,812,631
Expenses
Management fees	848,517	30,412	23,445	961,464
Independent trustees' fees and expenses	825	29	24	914
Legal	—	—	—	—
Total expenses before reductions	849,342	30,441	23,469	962,378
Expense reductions	(97)	(15)	(22)	(75)
Total expenses	849,245	30,426	23,447	962,303
Net investment income (loss)	6,108,217	138,700	40,569	2,850,328
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(2,865,893)	(129,361)	(497,727)	(1,985,199)
Net realized gain (loss) on Fidelity Central Funds	—	—	—	—
Net realized gain (loss) on In-kind redemptions	(6,302,096)	(85,997)	—	(1,865,861)
Net realized gain (loss) on futures contracts	—	—	39,030	(625,764)
Net realized gain (loss) on foreign currency transactions	—	—	—	—
Net realized gain (loss) on Swaps	—	—	(3,835)	—
Total net realized gain (loss)	(9,167,989)	(215,358)	(462,532)	(4,476,824)
Change in net unrealized appreciation (depreciation) on investment securities	(37,051,282)	(929,961)	(222,632)	(16,268,964)
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	—	—	—	—
Change in net unrealized appreciation (depreciation) on futures contracts	—	—	6,436	(124,695)
Change in net unrealized appreciation (depreciation) on swaps	—	—	(3,349)	—
Total change in net unrealized appreciation (depreciation)	(37,051,282)	(929,961)	(219,545)	(16,393,659)
Net gain (loss)	(46,219,271)	(1,145,319)	(682,077)	(20,870,483)
Net increase (decrease) in net assets resulting from operations	$(40,111,054)	$(1,006,619)	$(641,508)	$(18,020,155)
See accompanying notes which are an integral part of the financial statements.
Annual Report	110

Statements of Operations
For the year ended August 31, 2022
	Fidelity Low Duration Bond Factor ETF	Fidelity Total Bond ETF
Investment Income
Dividends Unaffiliated issuers	$ —	$ 19,716
Dividends Affiliated issuers	—	674,347
Interest	2,559,609	57,757,127
Income from Fidelity Central Funds	20,666	56,515
Total income	2,580,275	58,507,705
Expenses
Management fees	340,971	8,080,933
Independent trustees' fees and expenses	753	7,171
Legal	—	11,983
Total expenses before reductions	341,724	8,100,087
Expense reductions	(408)	(3,249)
Total expenses	341,316	8,096,838
Net investment income (loss)	2,238,959	50,410,867
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(1,292,351)	(37,162,921)
Net realized gain (loss) on Fidelity Central Funds	—	983
Net realized gain (loss) on In-kind redemptions	—	(3,833,692)
Net realized gain (loss) on futures contracts	—	(110,095)
Net realized gain (loss) on foreign currency transactions	4	—
Net realized gain (loss) on Swaps	—	16,625
Total net realized gain (loss)	(1,292,347)	(41,089,100)
Change in net unrealized appreciation (depreciation) on investment securities	(4,482,075)	(293,286,074)
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	—	(983)
Change in net unrealized appreciation (depreciation) on futures contracts	—	240,363
Change in net unrealized appreciation (depreciation) on swaps	—	12,021
Total change in net unrealized appreciation (depreciation)	(4,482,075)	(293,034,673)
Net gain (loss)	(5,774,422)	(334,123,773)
Net increase (decrease) in net assets resulting from operations	$(3,535,463)	$(283,712,906)
See accompanying notes which are an integral part of the financial statements.
111	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Corporate Bond ETF		Fidelity Investment Grade Bond ETF
	Year ended August 31, 2022	Year ended August 31, 2021	Year ended August 31, 2022	Year ended August 31, 2021A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,108,217	$ 6,342,736	$ 138,700	$ 57,072
Net realized gain (loss)	(9,167,989)	780,162	(215,358)	(28,844)
Change in net unrealized appreciation (depreciation)	(37,051,282)	701,763	(929,961)	160,640
Net increase (decrease) in net assets resulting from operations	(40,111,054)	7,824,661	(1,006,619)	188,868
Distributions to shareholders	(6,112,550)	(7,401,950)	(144,300)	(63,400)
Return of capital	—	—	—	—
Total distributions	(6,112,550)	(7,401,950)	(144,300)	(63,400)
Share transactions
Proceeds from sales of shares	11,095,233	119,871,987	—	10,026,000
Cost of shares redeemed	(99,842,693)	(32,765,280)	(2,393,113)	—
Net increase (decrease) in net assets resulting from share transactions	(88,747,460)	87,106,707	(2,393,113)	10,026,000
Total increase (decrease) in net assets	(134,971,064)	87,529,418	(3,544,032)	10,151,468
Net Assets
Beginning of year	294,461,176	206,931,758	10,151,468	—
End of year	$ 159,490,112	$294,461,176	$ 6,607,436	$10,151,468
Other Information
Shares
Sold	200,000	2,150,000	—	200,000
Redeemed	(2,000,000)	(600,000)	(50,000)	—
Net increase (decrease)	(1,800,000)	1,550,000	(50,000)	200,000

A	For the period March 2, 2021 (commencement of operations) through August 31, 2021.
See accompanying notes which are an integral part of the financial statements.
Annual Report	112

Statements of Changes in Net Assets
	Fidelity Investment Grade Securitized ETF		Fidelity Limited Term Bond ETF
	Year ended August 31, 2022	Year ended August 31, 2021A	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,569	$ 4,625	$ 2,850,328	$ 2,462,656
Net realized gain (loss)	(462,532)	2,512	(4,476,824)	1,523,499
Change in net unrealized appreciation (depreciation)	(219,545)	10,385	(16,393,659)	(1,616,766)
Net increase (decrease) in net assets resulting from operations	(641,508)	17,522	(18,020,155)	2,369,389
Distributions to shareholders	(37,844)	(21,016)	(2,935,700)	(2,569,300)
Return of capital	(56,681)	(28,984)	—	—
Total distributions	(94,525)	(50,000)	(2,935,700)	(2,569,300)
Share transactions
Proceeds from sales of shares	—	10,018,000	43,188,875	278,080,411
Cost of shares redeemed	(5,950,256)	—	(65,105,164)	(175,867,637)
Net increase (decrease) in net assets resulting from share transactions	(5,950,256)	10,018,000	(21,916,289)	102,212,774
Total increase (decrease) in net assets	(6,686,289)	9,985,522	(42,872,144)	102,012,863
Net Assets
Beginning of year	9,985,522	—	283,196,567	181,183,704
End of year	$ 3,299,233	$ 9,985,522	$240,324,423	$ 283,196,567
Other Information
Shares
Sold	—	200,000	850,000	5,300,000
Redeemed	(125,000)	—	(1,300,000)	(3,350,000)
Net increase (decrease)	(125,000)	200,000	(450,000)	1,950,000

A	For the period March 2, 2021 (commencement of operations) through August 31, 2021.
See accompanying notes which are an integral part of the financial statements.
113	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Low Duration Bond Factor ETF		Fidelity Total Bond ETF
	Year ended August 31, 2022	Year ended August 31, 2021	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,238,959	$ 1,263,316	$ 50,410,867	$ 31,981,427
Net realized gain (loss)	(1,292,347)	232,909	(41,089,100)	(4,537,476)
Change in net unrealized appreciation (depreciation)	(4,482,075)	(716,238)	(293,034,673)	7,451,419
Net increase (decrease) in net assets resulting from operations	(3,535,463)	779,987	(283,712,906)	34,895,370
Distributions to shareholders	(2,181,925)	(1,253,350)	(51,534,146)	(65,488,188)
Return of capital	—	—	—	—
Total distributions	(2,181,925)	(1,253,350)	(51,534,146)	(65,488,188)
Share transactions
Proceeds from sales of shares	23,710,915	58,685,085	873,899,280	727,338,753
Cost of shares redeemed	(46,184,173)	(13,985,293)	(297,639,324)	(13,321,769)
Net increase (decrease) in net assets resulting from share transactions	(22,473,258)	44,699,792	576,259,956	714,016,984
Total increase (decrease) in net assets	(28,190,646)	44,226,429	241,012,904	683,424,166
Net Assets
Beginning of year	235,442,335	191,215,906	2,048,645,669	1,365,221,503
End of year	$207,251,689	$235,442,335	$2,289,658,573	$2,048,645,669
Other Information
Shares
Sold	475,000	1,150,000	17,300,000	13,500,000
Redeemed	(925,000)	(275,000)	(6,250,000)	(250,000)
Net increase (decrease)	(450,000)	875,000	11,050,000	13,250,000
See accompanying notes which are an integral part of the financial statements.
Annual Report	114

Financial Highlights
	Fidelity Corporate Bond ETF
	Year ended August 31, 2022	Year ended August 31, 2021	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 56.09	$ 55.93	$ 53.26	$ 48.64	$ 50.97
Income from Investment Operations
Net investment income (loss)A,B	1.339	1.321	1.546	1.732	1.599
Net realized and unrealized gain (loss)	(9.824)	0.387	2.655	4.610	(2.311)
Total from investment operations	(8.485)	1.708	4.201	6.342	(0.712)
Distributions from net investment income	(1.375)	(1.308)	(1.531)	(1.722)	(1.618)
Distributions from net realized gain	—	(0.244)	—	—	—
Total distributions	(1.375)	(1.552)	(1.531)	(1.722)	(1.618)
Net asset value, end of period	$ 46.23	$ 56.09	$ 55.93	$ 53.26	$ 48.64
Total ReturnC,D	(15.30)%	3.11%	8.06%	13.39%	(1.41)%
Ratios to Average Net AssetsA,E,F
Expenses before reductions	.36%	.36%	.36%	.36%	.42%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.42%
Expenses net of all reductions	.36%	.36%	.36%	.36%	.42%
Net investment income (loss)	2.60%	2.38%	2.88%	3.45%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$159,490	$294,461	$206,932	$127,822	$58,362
Portfolio turnover rateG	32% H	26% H	31% H	40%	81% H

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
115	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Investment Grade Bond ETF
	Year ended August 31, 2022	Year ended August 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 50.76	$ 50.00
Income from Investment Operations
Net investment income (loss)B,C	0.788	0.287
Net realized and unrealized gain (loss)	(6.657)	0.790
Total from investment operations	(5.869)	1.077
Distributions from net investment income	(0.841)	(0.317)
Total distributions	(0.841)	(0.317)
Net asset value, end of period	$ 44.05	$ 50.76
Total ReturnD,E,F	(11.65)%	2.16%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.36%	.36% I
Expenses net of fee waivers, if any	.36%	.36% I
Expenses net of all reductions	.36%	.36% I
Net investment income (loss)	1.65%	1.14% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,607	$10,151
Portfolio turnover rateJ	37% K	19% L

A	For the period March 2, 2021 (commencement of operations) through August 31, 2021.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Annual Report	116

Financial Highlights
	Fidelity Investment Grade Securitized ETF
	Year ended August 31, 2022	Year ended August 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 49.93	$ 50.00
Income from Investment Operations
Net investment income (loss)B,C	0.301	0.023
Net realized and unrealized gain (loss)	(5.501)	0.160
Total from investment operations	(5.200)	0.183
Distributions from net investment income	(0.300)	(0.078) D
Distributions from net realized gain	—	(0.027) D
Return of capital	(0.440)	(0.145)
Total distributions	(0.740)	(0.250)
Net asset value, end of period	$ 43.99	$ 49.93
Total ReturnE,F,G	(10.49)%	0.36%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.36%	.36% J
Expenses net of fee waivers, if any	.36%	.36% J
Expenses net of all reductions	.36%	.36% J
Net investment income (loss)	.63%	.09% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,299	$ 9,986
Portfolio turnover rateK	141%	65% L

A	For the period March 2, 2021 (commencement of operations) through August 31, 2021.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
E	Based on net asset value.
F	Total returns for periods of less than one year are not annualized.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
J	Annualized.
K	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
L	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
117	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Limited Term Bond ETF
	Year ended August 31, 2022	Year ended August 31, 2021	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 52.44	$ 52.52	$ 51.07	$ 49.42	$ 50.60
Income from Investment Operations
Net investment income (loss)A,B	0.539	0.470	1.039	1.344	1.072
Net realized and unrealized gain (loss)	(3.868)	(0.044)	1.495	1.687	(1.201)
Total from investment operations	(3.329)	0.426	2.534	3.031	(0.129)
Distributions from net investment income	(0.561)	(0.486) C	(1.084)	(1.381)	(1.051)
Distributions from net realized gain	—	(0.020) C	—	—	—
Total distributions	(0.561)	(0.506)	(1.084)	(1.381)	(1.051)
Net asset value, end of period	$ 48.55	$ 52.44	$ 52.52	$ 51.07	$ 49.42
Total ReturnD,E	(6.38)%	0.83%	5.04%	6.22%	(0.23)%
Ratios to Average Net AssetsA,F,G
Expenses before reductions	.36%	.36%	.36%	.36%	.41%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.41%
Expenses net of all reductions	.36%	.36%	.36%	.36%	.41%
Net investment income (loss)	1.07%	.90%	2.02%	2.69%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$240,324	$283,197	$181,184	$127,663	$190,278
Portfolio turnover rateH,I	38%	75%	102%	32%	113%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
D	Based on net asset value.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	118

Financial Highlights
	Fidelity Low Duration Bond Factor ETF
	Year ended August 31, 2022	Year ended August 31, 2021	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$ 50.91	$ 50.99	$ 50.71	$ 50.10	$ 50.00
Income from Investment Operations
Net investment income (loss)B,C	0.495	0.275	0.913	1.479	0.279
Net realized and unrealized gain (loss)	(1.278)	(0.085)	0.325	0.469	0.096
Total from investment operations	(0.783)	0.190	1.238	1.948	0.375
Distributions from net investment income	(0.487)	(0.270)	(0.958)	(1.338)	(0.275)
Total distributions	(0.487)	(0.270)	(0.958)	(1.338)	(0.275)
Net asset value, end of period	$ 49.64	$ 50.91	$ 50.99	$ 50.71	$ 50.10
Total ReturnD,E,F	(1.53)%	0.36%	2.48%	3.95%	0.75%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.15%	.15%	.15%	.15%	.15% I
Expenses net of fee waivers, if any	.15%	.15%	.15%	.15%	.15% I
Expenses net of all reductions	.15%	.15%	.15%	.15%	.15% I
Net investment income (loss)	.99%	.54%	1.81%	2.90%	2.51% I
Supplemental Data
Net assets, end of period (000 omitted)	$207,252	$235,442	$191,216	$109,024	$10,020
Portfolio turnover rateJ	45%	40%	43% K	14%	2% L

A	For the period June 12, 2018 (commencement of operations) through August 31, 2018.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
119	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Total Bond ETF
	Year ended August 31, 2022	Year ended August 31, 2021	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 53.63	$ 54.71	$ 51.95	$ 48.80	$ 50.51
Income from Investment Operations
Net investment income (loss)A,B	1.120	0.988	1.323	1.502	1.334
Net realized and unrealized gain (loss)	(7.137)	0.023	2.812	3.147	(1.690)
Total from investment operations	(6.017)	1.011	4.135	4.649	(0.356)
Distributions from net investment income	(1.123)	(0.951) C	(1.375)	(1.499)	(1.354)
Distributions from net realized gain	—	(1.143) C	—	—	—
Total distributions	(1.123)	(2.094)	(1.375)	(1.499)	(1.354)
Net asset value, end of period	$ 46.49	$ 53.63	$ 54.71	$ 51.95	$ 48.80
Total ReturnD,E	(11.32)%	1.90%	8.10%	9.73%	(0.69)%
Ratios to Average Net AssetsA,F,G
Expenses before reductions	.36%	.36%	.36%	.36%	.41%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.41%
Expenses net of all reductions	.36%	.36%	.36%	.36%	.41%
Net investment income (loss)	2.24%	1.84%	2.51%	3.01%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$2,289,659	$2,048,646	$1,365,222	$761,195	$427,093
Portfolio turnover rateH	48% I	117% I	112% I	150% I	91% I

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
D	Based on net asset value.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
I	Portfolio turnover rate excludes securities received or delivered in-kind.
See accompanying notes which are an integral part of the financial statements.
Annual Report	120

Notes to Financial Statements
For the period ended August 31, 2022
1. Organization.
Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond Factor ETF and Fidelity Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
(a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund’s most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
121	Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of each Fund’s Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Low Duration Bond Factor ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statements of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statements of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the
Annual Report	122

3. Significant Accounting Policies – continued

accompanying financial statements. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statements of Operations in interest. Any receivables for withholding tax reclaims are included in the Statements of Assets and Liabilities in interest receivable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures transactions, defaulted bonds, prior period premium and discount on debt securities, redemptions in kind, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Corporate Bond ETF	$ 184,197,390	$ 20,834	$ (25,725,194)	$ (25,704,360)
Fidelity Investment Grade Bond ETF	7,780,667	135	(771,005)	(770,870)
Fidelity Investment Grade Securitized ETF	5,085,440	298	(220,547)	(220,249)
Fidelity Limited Term Bond ETF	254,858,296	4,237	(15,256,736)	(15,252,499)
Fidelity Low Duration Bond Factor ETF	210,957,440	53,971	(3,882,590)	(3,828,619)
Fidelity Total Bond ETF	2,638,808,844	4,144,075	(240,450,543)	(236,306,468)
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Corporate Bond ETF	$ —	$ —	$ (3,567,955)	$ (25,704,360)
Fidelity Investment Grade Bond ETF	—	—	(156,657)	(770,870)
Fidelity Investment Grade Securitized ETF	—	—	(454,324)	(220,249)
Fidelity Limited Term Bond ETF	—	—	(2,733,679)	(15,252,499)
Fidelity Low Duration Bond Factor ETF	91,006	—	(1,543,326)	(3,828,619)
Fidelity Total Bond ETF	—	—	(40,383,517)	(236,306,468)
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
123	Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

	Short-term	Long-term	Total capital loss carryforward
Fidelity Corporate Bond ETF	$ (3,179,631)	$ (388,324)	$ (3,567,955)
Fidelity Investment Grade Bond ETF	(81,595)	(75,062)	(156,657)
Fidelity Investment Grade Securitized ETF	(454,324)	—	(454,324)
Fidelity Limited Term Bond ETF	(1,321,882)	(1,411,797)	(2,733,679)
Fidelity Low Duration Bond Factor ETF	(687,750)	(855,576)	(1,543,326)
Fidelity Total Bond ETF	(37,441,078)	(2,942,439)	(40,383,517)
For the applicable periods ended August 31, 2022 and August 31, 2021, Fidelity Investment Grade Securitized ETF's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.
The tax character of distributions paid was as follows:
August 31, 2022
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity Corporate Bond ETF	$ 6,112,550	$ —	$ —	$ 6,112,550
Fidelity Investment Grade Bond ETF	144,300	—	—	144,300
Fidelity Investment Grade Securitized ETF	37,844	—	56,681	94,525
Fidelity Limited Term Bond ETF	2,935,700	—	—	2,935,700
Fidelity Low Duration Bond Factor ETF	2,181,925	—	—	2,181,925
Fidelity Total Bond ETF	51,534,146	—	—	51,534,146

August 31, 2021
Fidelity Corporate Bond ETF	$ 6,910,400	$ 491,550	$ —	$ 7,401,950
Fidelity Investment Grade Bond ETFA	63,400	—	—	63,400
Fidelity Investment Grade Securitized ETFA	21,016	—	28,984	50,000
Fidelity Limited Term Bond ETF	2,462,569	106,731	—	2,569,300
Fidelity Low Duration Bond Factor ETF	1,253,350	—	—	1,253,350
Fidelity Total Bond ETF	47,486,988	18,001,200	—	65,488,188

A	For the period March 2, 2021 (commencement of operations) through August 31, 2021.
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund’s portfolio turnover rate.
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3. Significant Accounting Policies – continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a Funds' right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.
TBA securities subject to a forward commitment to sell at period end are included at the end of each applicable Fund's Schedule of Investments under the caption "TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the each applicable Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund’s financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):
Credit Risk             Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk        Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Funds receive collateral in the form of cash or securities once each Fund’s net unrealized appreciation on
125	Annual Report

Notes to Financial Statements  – continued
4. Derivative Instruments – continued

outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Funds’ custodian bank in accordance with the collateral agreements entered into between the Funds, the counterparty and the Funds’ custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds’ custodian bank. The Funds’ maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. The Funds may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty’s unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts and exchange-traded options are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.
Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Investment Grade Securitized ETF
Credit Risk
Swaps	$ 1,749	$ 342
Total Credit Risk	1,749	342
Interest Rate Risk
Futures Contracts	39,030	6,436
Purchased Options	(299)	245
Swaps	(5,584)	(3,691)
Total Interest Rate Risk	33,147	2,990
Totals	$ 34,896	$ 3,332

Fidelity Limited Term Bond ETF
Interest Rate Risk
Futures Contracts	$ (625,764)	$ (124,695)
Total Interest Rate Risk	(625,764)	(124,695)
Totals	$ (625,764)	$ (124,695)

Fidelity Total Bond ETF
Credit Risk
Swaps	$ 16,625	$ 41,125
Total Credit Risk	16,625	41,125
Interest Rate Risk
Futures Contracts	(110,095)	240,363
Swaps	0	(29,104)
Total Interest Rate Risk	(110,095)	211,259
Totals	$ (93,470)	$ 252,384
A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation
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4. Derivative Instruments – continued

or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.
Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.
Any open options at period end are presented in the Schedule of Investments under the captions “Purchased Options,” “Purchased Swaptions,” “Written Options” and “Written Swaptions,” as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.
Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.
Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.
For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.
127	Annual Report

Notes to Financial Statements  – continued
4. Derivative Instruments – continued

Any open swaps at period end are included in the Schedule of Investments under the caption “Swaps”, and are representative of volume of activity during the period unless an average notional amount is presented.
Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.
For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.
As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry’s inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.
As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry’s inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.
Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Corporate Bond ETF	46,530,745	49,556,888
Fidelity Investment Grade Bond ETF	829,056	782,708
Fidelity Investment Grade Securitized ETF	495,251	741,410
Fidelity Limited Term Bond ETF	68,922,656	67,611,882
Fidelity Low Duration Bond Factor ETF	82,813,437	101,971,523
Fidelity Total Bond ETF	610,437,124	209,425,941
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Corporate Bond ETF	10,225,003	89,380,772
Fidelity Investment Grade Bond ETF	—	1,875,568
Fidelity Investment Grade Securitized ETF	—	—
Fidelity Limited Term Bond ETF	38,222,287	52,085,900
Fidelity Low Duration Bond Factor ETF	—	—
Fidelity Total Bond ETF	456,542,039	128,488,681
Annual Report	128

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .36% of each Fund's average net assets for Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. For Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF, the management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.
Fidelity Low Duration Bond Factor ETF's management fee is based on an annual rate of .15% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in the net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Total Bond ETF	$ $ 1
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
Through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses by the following amounts:
Amount
Fidelity Corporate Bond ETF	$ 97
Fidelity Investment Grade Bond ETF	15
Fidelity Investment Grade Securitized ETF	22
Fidelity Limited Term Bond ETF	75
Fidelity Low Duration Bond Factor ETF	408
Fidelity Total Bond ETF	3,249
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
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Notes to Financial Statements  – continued
11. Credit Risk.
Each Fund invests a significant portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
12. Risk and Uncertainties.
Many factors affect a fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund’s investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund’s level of investment in the securities of that issuer.
Annual Report	130

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Merrimack Street Trust and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (six of the funds constituting Fidelity Merrimack Street Trust, hereafter collectively referred to as the "Funds”) as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Fund Name	Statements of changes in net assets
Fidelity Corporate Bond ETF	For each of the two years in the period ended August 31, 2022
Fidelity Investment Grade Bond ETF	For the year ended August 31, 2022 and for the period March 2, 2021 (commencement of operations) through August 31, 2021
Fidelity Investment Grade Securitized ETF	For the year ended August 31, 2022 and for the period March 2, 2021 (commencement of operations) through August 31, 2021
Fidelity Limited Term Bond ETF	For each of the two years in the period ended August 31, 2022
Fidelity Low Duration Bond Factor ETF	For each of the two years in the period ended August 31, 2022
Fidelity Total Bond ETF	For each of the two years in the period ended August 31, 2022
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
October 18, 2022
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
131	Annual Report

Trustees and Officers (Unaudited)
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 297 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a fee copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifiﬁcations of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds’ Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
Annual Report	132

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds’ activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds’ business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds’ exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds’ activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds’ Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds’ Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2012
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
133	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2013
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2013
Annual Report	134

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2013
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2013
Trustee
Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Offiﬃcers:
Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
135	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupation
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Annual Report	136

Name, Year of Birth; Principal Occupation
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
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Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupation
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Annual Report	138

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2022 to August 31, 2022).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During PeriodB March 1, 2022 to August 31, 2022
Fidelity Corporate Bond ETF	0.36%
Actual		$ 1,000.00	$ 901.10	$ 1.73
Hypothetical C		$ 1,000.00	$ 1,023.39	$ 1.84
Fidelity Investment Grade Bond ETF	0.36%
Actual		$ 1,000.00	$ 917.90	$ 1.74
Hypothetical C		$ 1,000.00	$ 1,023.39	$ 1.84
Fidelity Investment Grade Securitized ETF	0.36%
Actual		$ 1,000.00	$ 927.30	$ 1.75
Hypothetical C		$ 1,000.00	$ 1,023.39	$ 1.84
Fidelity Limited Term Bond ETF	0.36%
Actual		$ 1,000.00	$ 963.00	$ 1.78
Hypothetical C		$ 1,000.00	$ 1,023.39	$ 1.84
Fidelity Low Duration Bond Factor ETF	0.15%
Actual		$ 1,000.00	$ 989.50	$ 0.75
Hypothetical C		$ 1,000.00	$ 1,024.45	$ 0.77
Fidelity Total Bond ETF	0.36%
Actual		$ 1,000.00	$ 921.70	$ 1.74
Hypothetical C		$ 1,000.00	$ 1,023.39	$ 1.84

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
139	Annual Report

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:
Fidelity Corporate Bond ETF	3%
Fidelity Investment Grade Bond ETF	22%
Fidelity Investment Grade Securitized ETF	3%
Fidelity Limited Term Bond ETF	10%
Fidelity Low Duration Bond Factor ETF	13%
Fidelity Total Bond ETF	20%
The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2022 to August 31, 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:
Fidelity Corporate Bond ETF	$ 3,152,103
Fidelity Investment Grade Bond ETF	$ 76,556
Fidelity Investment Grade Securitized ETF	$ 46,076
Fidelity Limited Term Bond ETF	$ 1,580,754
Fidelity Low Duration Bond Factor ETF	$ 1,197,239
Fidelity Total Bond ETF	$28,243,164
The funds designate the amounts noted below as distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.
Fidelity Corporate Bond ETF	$ 6,600,096
Fidelity Investment Grade Bond ETF	$ 109,165
Fidelity Investment Grade Securitized ETF	$ 63,818
Fidelity Limited Term Bond ETF	$ 2,526,369
Fidelity Low Duration Bond Factor ETF	$ 1,192,272
Fidelity Total Bond ETF	$34,382,824
The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.
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143	Annual Report

FIXETF-ANN-1022
1.9864852.107

Fidelity® Sustainable Core Plus Bond ETF
Fidelity® Sustainable Low Duration Bond ETF
Annual Report
August 31, 2022

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2022 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Annual Report	2

Market Recap
The ICE BofA® US High Yield Constrained Index returned -10.43% for the 12 months ending August 31, 2022, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation, exacerbated by energy price shocks from the Russia–Ukraine conflict, spurred the U.S. Federal Reserve to hike interest rates more aggressively than anticipated, and concerns about the outlook for economic growth sent stocks into bear market territory. In early May, the Fed approved a rare half-percentage-point interest rate increase and announced plans to shrink its $9 trillion asset portfolio. June began with the Fed allowing up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Two weeks later, the central bank raised rates by 0.75 percentage points, its largest increase since 1994, and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. Against this volatile backdrop, the index returned -14.03% in the first half of 2022. High yield sharply reversed course in July (+6.02%), even as the central bank again raised its benchmark interest rate by 0.75%, before a leg down in August (-2.39%). For the full 12 months, the health care and banking industries (-16% each) lagged most, followed by retail (-14%). In contrast, energy led the way, returning about -4% amid a surge in commodity prices, while transportation returned roughly -7%.
3	Annual Report

Fidelity® Sustainable Core Plus Bond ETF
Investment Summary (Unaudited)
Quality Diversification as of August 31, 2022
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2022
* Foreign investments – 15.3%

Annual Report	4

Fidelity® Sustainable Low Duration Bond ETF
Investment Summary (Unaudited)
Quality Diversification as of August 31, 2022
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2022
* Foreign investments – 14.9%

5	Annual Report

Fidelity® Sustainable Core Plus Bond ETF
Schedule of Investments August 31, 2022
Showing Percentage of Net Assets
Nonconvertible Bonds – 48.9%
	Principal Amount	Value
COMMUNICATION SERVICES – 5.4%
Diversified Telecommunication Services – 2.2%
Altice France Holding SA 6.00% 2/15/28 (a)	$ 16,000	$ 10,880
Level 3 Financing, Inc. 3.75% 7/15/29 (a)	23,000	18,466
Lumen Technologies, Inc. 5.375% 6/15/29 (a)	8,000	6,247
Telefonica Europe BV 2.502% (b)(c)	100,000	83,736
Verizon Communications, Inc.:
2.355% 3/15/32	40,000	32,816
3.875% 3/1/52	140,000	116,219
		268,364
Entertainment – 1.1%
Cinemark USA, Inc. 5.25% 7/15/28 (a)	5,000	4,050
Magallanes, Inc.:
4.279% 3/15/32 (a)	74,000	64,479
5.141% 3/15/52 (a)	76,000	60,830
		129,359
Interactive Media & Services – 0.0%
Match Group, Inc. 4.625% 6/1/28 (a)	5,000	4,450
Media – 1.5%
Altice Financing SA 5.75% 8/15/29 (a)	12,000	9,679
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (a)	4,000	2,727
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.875% 8/15/27 (a)	5,000	4,575
Front Range BidCo, Inc. 6.125% 3/1/28 (a)	9,000	6,892
Frontier Communications Holdings LLC 8.75% 5/15/30 (a)	5,000	5,147
News Corp. 3.875% 5/15/29 (a)	9,000	7,830
Nexstar Broadcasting, Inc. 4.75% 11/1/28 (a)	4,000	3,620
TEGNA, Inc. 4.75% 3/15/26 (a)	4,000	3,928
TELUS Corp. 3.40% 5/13/32	70,000	62,073
The Walt Disney Co. 2.65% 1/13/31	70,000	61,707
UPC Broadband Finco BV 4.875% 7/15/31 (a)	4,000	3,460

	Principal Amount	Value

Virgin Media Finance PLC 5.00% 7/15/30 (a)	$ 4,000	$ 3,160
		174,798
Wireless Telecommunication Services – 0.6%
Millicom International Cellular SA 4.50% 4/27/31 (a)	9,000	7,387
Rogers Communications, Inc.:
3.20% 3/15/27 (a)	30,000	28,543
4.55% 3/15/52 (a)	40,000	35,111
		71,041
TOTAL COMMUNICATION SERVICES		648,012
CONSUMER DISCRETIONARY – 5.2%
Automobiles – 0.2%
General Motors Co. 5.40% 10/15/29	20,000	19,513
Mclaren Finance PLC 7.50% 8/1/26 (a)	2,000	1,675
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 6 month U.S. LIBOR + 5.625% 7.177% 10/15/26 (a)(c)(d)	9,000	8,347
		29,535
Diversified Consumer Services – 0.7%
Adtalem Global Education, Inc. 5.50% 3/1/28 (a)	5,000	4,750
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125% 7/31/26 (a)	8,000	7,566
Ingersoll-Rand Luxembourg Finance SA 3.80% 3/21/29	70,000	65,957
Sotheby's 7.375% 10/15/27 (a)	5,000	4,714
StoneMor, Inc. 8.50% 5/15/29 (a)	3,000	2,610
		85,597
Hotels, Restaurants & Leisure – 0.4%
1011778 BC ULC / New Red Finance, Inc. 3.50% 2/15/29 (a)	9,000	7,728
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (a)	13,000	10,495
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	15,000	13,529
Yum! Brands, Inc. 4.625% 1/31/32	17,000	15,019
		46,771

See accompanying notes which are an integral part of the financial statements.
Annual Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Household Durables – 0.3%
Taylor Morrison Communities, Inc. 5.125% 8/1/30 (a)	$ 21,000	$18,020
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (a)	18,000	17,351
		35,371
Internet & Direct Marketing Retail – 0.1%
CMG Media Corp. 8.875% 12/15/27 (a)	8,000	6,880
Leisure Products – 0.1%
Constellation Merger Sub, Inc. 8.50% 9/15/25 (a)	4,000	3,600
Life Time, Inc. 8.00% 4/15/26 (a)	5,000	4,413
MajorDrive Holdings IV LLC 6.375% 6/1/29 (a)	6,000	4,610
		12,623
Multiline Retail – 0.0%
Nordstrom, Inc. 4.375% 4/1/30	6,000	4,571
Specialty Retail – 3.3%
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (a)	80,000	57,347
Ambience Merger Sub, Inc. 4.875% 7/15/28 (a)	4,000	2,929
Bath & Body Works, Inc. 6.95% 3/1/33	4,000	3,286
Carvana Co. 4.875% 9/1/29 (a)	15,000	8,528
LBM Acquisition LLC 6.25% 1/15/29 (a)	5,000	3,736
Lowe's Cos., Inc.:
3.75% 4/1/32	70,000	64,465
4.25% 4/1/52	70,000	59,618
Macy's Retail Holdings LLC 5.875% 4/1/29 (a)	4,000	3,462
Magic Mergeco, Inc. 5.25% 5/1/28 (a)	12,000	9,200
Tapestry, Inc. 3.05% 3/15/32	70,000	55,749
The Gap, Inc. 3.625% 10/1/29 (a)	6,000	4,179
The Home Depot, Inc. 3.25% 4/15/32	70,000	64,582
The TJX Cos., Inc. 3.875% 4/15/30	60,000	58,234
Victoria's Secret & Co. 4.625% 7/15/29 (a)	4,000	3,170
		398,485

	Principal Amount	Value

Textiles, Apparel & Luxury Goods – 0.1%
Crocs, Inc. 4.125% 8/15/31 (a)	$ 9,000	$7,084
Hanesbrands, Inc. 4.625% 5/15/24 (a)	5,000	4,816
		11,900
TOTAL CONSUMER DISCRETIONARY		631,733
CONSUMER STAPLES – 2.0%
Beverages – 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (a)	6,000	4,921
Food & Staples Retailing – 1.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.25% 3/15/26 (a)	6,000	5,408
Danone SA 1.00% (b)(c)	100,000	84,963
General Mills, Inc. 2.25% 10/14/31	150,000	124,147
TreeHouse Foods, Inc. 4.00% 9/1/28	4,000	3,354
U.S. Foods, Inc. 4.625% 6/1/30 (a)	4,000	3,450
		221,322
Food Products – 0.2%
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	21,000	20,597
Personal Products – 0.0%
HLF Financing Sarl LLC / Herbalife International, Inc. 4.875% 6/1/29 (a)	1,000	789
TOTAL CONSUMER STAPLES		247,629
ENERGY – 1.6%
Energy Equipment & Services – 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (a)	5,000	4,475
CGG SA 8.75% 4/1/27 (a)	9,000	7,967
TerraForm Power Operating LLC 4.75% 1/15/30 (a)	4,000	3,542
Transocean Guardian Ltd. 5.875% 1/15/24 (a)	5,970	5,657
Transocean Sentry Ltd. 5.375% 5/15/23 (a)	3,737	3,598
Weatherford International Ltd. 8.625% 4/30/30 (a)	4,000	3,615
		28,854
See accompanying notes which are an integral part of the financial statements.
7	Annual Report

Fidelity® Sustainable Core Plus Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – 1.4%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (a)	$ 6,000	$ 5,460
California Resources Corp. 7.125% 2/1/26 (a)	13,000	12,780
CCO Holdings LLC / CCO Holdings Capital Corp. 4.75% 2/1/32 (a)	14,000	11,581
CNX Resources Corp. 6.00% 1/15/29 (a)	2,000	1,880
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.00% 2/1/29 (a)	5,000	4,619
CVR Energy, Inc. 5.25% 2/15/25 (a)	17,000	16,037
Energean PLC 6.50% 4/30/27 (a)	5,000	4,512
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2/1/28 (a)	5,000	4,656
Kinetik Holdings LP 5.875% 6/15/30 (a)	5,000	4,757
MEG Energy Corp. 5.875% 2/1/29 (a)	15,000	13,950
New Fortress Energy, Inc. 6.50% 9/30/26 (a)	26,000	24,631
Northern Oil and Gas, Inc. 8.125% 3/1/28 (a)	4,000	3,840
Occidental Petroleum Corp. 5.50% 12/1/25	18,000	18,484
Oceaneering International, Inc. 6.00% 2/1/28	6,000	5,122
SM Energy Co. 6.50% 7/15/28	4,000	3,852
Teine Energy Ltd. 6.875% 4/15/29 (a)	9,000	8,217
Western Midstream Operating LP 3.35% 2/1/25	19,000	17,926
		162,304
TOTAL ENERGY		191,158
FINANCIALS – 12.1%
Banks – 1.1%
AIB Group PLC 2.875% 5/30/31 (c)	100,000	91,901
Citigroup, Inc. 4.91% 5/24/33 (c)	40,000	39,129
		131,030

	Principal Amount	Value

Capital Markets – 1.4%
Coinbase Global, Inc. 3.625% 10/1/31 (a)	$ 5,000	$ 3,044
Goldman Sachs Group, Inc.:
3.102% 2/24/33 (c)	46,000	39,134
3.615% 3/15/28 (c)	70,000	66,245
State Street Corp. 3.031% 11/1/34 (c)	70,000	61,007
		169,430
Consumer Finance – 0.8%
Ally Financial, Inc.:
2.20% 11/2/28	70,000	57,785
4.70% (b)(c)	10,000	8,249
NextEra Energy Operating Partners LP 3.875% 10/15/26 (a)	5,000	4,660
OneMain Finance Corp. 3.875% 9/15/28	23,000	17,940
		88,634
Diversified Financial Services – 7.3%
Bank of America Corp.:
2.456% 10/22/25 (c)	130,000	124,048
2.687% 4/22/32 (c)	40,000	33,160
5.015% 7/22/33 (c)	71,000	70,337
Citigroup, Inc. 2.014% 1/25/26 (c)	130,000	122,150
Coinbase Global, Inc. 3.375% 10/1/28 (a)	4,000	2,585
Hightower Holding LLC 6.75% 4/15/29 (a)	5,000	4,202
JPMorgan Chase & Co.:
0.768% 8/9/25 (c)	130,000	121,136
2.963% 1/25/33 (c)	40,000	33,971
4.586% 4/26/33 (c)	59,000	56,811
4.912% 7/25/33 (c)	13,000	12,856
Morgan Stanley:
0.864% 10/21/25 (c)	140,000	129,305
2.943% 1/21/33 (c)	40,000	34,033
4.889% 7/20/33 (c)	31,000	30,859
NatWest Group PLC 2.057% 11/9/28 (c)	100,000	98,278
StoneX Group, Inc. 8.625% 6/15/25 (a)	3,000	3,052
		876,783
Insurance – 1.5%
Equitable Financial Life Global Funding 1.30% 7/12/26 (a)	100,000	88,723
Marsh & McLennan Cos., Inc. 2.375% 12/15/31	110,000	92,973
		181,696

See accompanying notes which are an integral part of the financial statements.
Annual Report	8

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Thrifts & Mortgage Finance – 0.0%
Radian Group, Inc. 6.625% 3/15/25	$ 4,000	$ 4,006
TOTAL FINANCIALS		1,451,579
HEALTH CARE – 4.1%
Biotechnology – 1.0%
Amgen, Inc. 3.00% 2/22/29	130,000	119,418
Emergent BioSolutions, Inc. 3.875% 8/15/28 (a)	5,000	3,500
		122,918
Health Care Providers & Services – 0.8%
Akumin Escrow, Inc. 7.50% 8/1/28 (a)	4,000	3,170
Cano Health LLC 6.25% 10/1/28 (a)	11,000	9,879
CHS /Community Health Systems, Inc. 6.875% 4/15/29 (a)	10,000	6,250
DaVita, Inc. 3.75% 2/15/31 (a)	5,000	3,679
Humana, Inc. 3.70% 3/23/29	70,000	66,099
Lifepoint Health, Inc. Co. 5.375% 1/15/29 (a)	6,000	4,548
Tenet Healthcare Corp.:
4.375% 1/15/30 (a)	4,000	3,500
6.125% 10/1/28 (a)	5,000	4,587
		101,712
Life Sciences Tools & Services – 0.1%
IQVIA, Inc. 5.00% 5/15/27 (a)	6,000	5,798
Pharmaceuticals – 2.2%
Astrazeneca Finance LLC 1.75% 5/28/28	70,000	61,796
Bristol-Myers Squibb Co. 2.95% 3/15/32	40,000	36,245
Catalent Pharma Solutions, Inc. 3.50% 4/1/30 (a)	9,000	7,412
Charles River Laboratories International, Inc. 3.75% 3/15/29 (a)	9,000	7,757
CHS/Community Health Systems, Inc. 5.25% 5/15/30 (a)	5,000	3,788
Cigna Corp. 3.40% 3/15/51	80,000	60,892
Darling Ingredients, Inc. 6.00% 6/15/30 (a)	5,000	5,006
Horizon Therapeutics USA, Inc. 5.50% 8/1/27 (a)	4,000	3,832

	Principal Amount	Value

Jazz Securities DAC 4.375% 1/15/29 (a)	$ 9,000	$ 8,116
Syneos Health, Inc. 3.625% 1/15/29 (a)	6,000	5,072
Zoetis, Inc. 2.00% 5/15/30	70,000	58,809
		258,725
TOTAL HEALTH CARE		489,153
INDUSTRIALS – 1.6%
Aerospace & Defense – 0.2%
Bombardier, Inc. 6.00% 2/15/28 (a)	16,000	14,145
Howmet Aerospace, Inc. 3.00% 1/15/29	4,000	3,376
Triumph Group, Inc. 8.875% 6/1/24 (a)	5,000	5,062
		22,583
Commercial Services & Supplies – 0.4%
APX Group, Inc. 5.75% 7/15/29 (a)	6,000	4,894
Covert Mergeco, Inc. 4.875% 12/1/29 (a)	10,000	8,437
HealthEquity, Inc. 4.50% 10/1/29 (a)	9,000	7,916
Nielsen Finance LLC / Nielsen Finance Co. 4.50% 7/15/29 (a)	7,000	7,026
Rent-A-Center, Inc. 6.375% 2/15/29 (a)	4,000	3,379
Stericycle, Inc. 3.875% 1/15/29 (a)	12,000	10,395
The Hertz Corp. 4.625% 12/1/26 (a)	6,000	5,139
		47,186
Construction & Engineering – 0.2%
AECOM 5.125% 3/15/27	6,000	5,820
Brand Industrial Services, Inc. 8.50% 7/15/25 (a)	7,000	5,670
HTA Group Ltd. 7.00% 12/18/25 (a)	4,000	3,746
Pike Corp. 5.50% 9/1/28 (a)	2,000	1,653
VM Consolidated, Inc. 5.50% 4/15/29 (a)	14,000	12,286
		29,175
Machinery – 0.5%
Otis Worldwide Corp. 2.565% 2/15/30	70,000	60,231
See accompanying notes which are an integral part of the financial statements.
9	Annual Report

Fidelity® Sustainable Core Plus Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Marine – 0.0%
Seaspan Corp. 5.50% 8/1/29 (a)	$ 5,000	$ 4,118
Road & Rail – 0.2%
Uber Technologies, Inc. 4.50% 8/15/29 (a)	22,000	19,099
Trading Companies & Distributors – 0.1%
Fortress Transportation and Infrastructure Investors LLC 5.50% 5/1/28 (a)	6,000	5,105
TOTAL INDUSTRIALS		187,497
INFORMATION TECHNOLOGY – 3.0%
Communications Equipment – 0.0%
CommScope, Inc. 4.75% 9/1/29 (a)	8,000	6,808
Electronic Equipment, Instruments & Components – 0.6%
Atkore, Inc. 4.25% 6/1/31 (a)	4,000	3,359
Honeywell International, Inc. 1.75% 9/1/31	70,000	57,929
SBA Communications Corp. 3.125% 2/1/29	6,000	4,943
Sensata Technologies BV 4.00% 4/15/29 (a)	4,000	3,458
		69,689
IT Services – 0.4%
Austin BidCo, Inc. 7.125% 12/15/28 (a)	4,000	3,160
Black Knight InfoServ LLC 3.625% 9/1/28 (a)	4,000	3,500
Entegris Escrow Corp. 5.95% 6/15/30 (a)	5,000	4,744
Entegris, Inc. 3.625% 5/1/29 (a)	14,000	11,791
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.50% 3/1/29 (a)	14,000	11,847
Minerva Merger Sub, Inc. 6.50% 2/15/30 (a)	5,000	4,245
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 5.75% 6/1/25 (a)	3,000	2,974
The Dun & Bradstreet Corp. 5.00% 12/15/29 (a)	4,000	3,550
		45,811
Semiconductors & Semiconductor Equipment – 1.0%
Micron Technology, Inc. 2.703% 4/15/32	70,000	54,408

	Principal Amount	Value

NXP BV / NXP Funding LLC / NXP USA, Inc. 2.50% 5/11/31	$ 70,000	$ 56,227
ON Semiconductor Corp. 3.875% 9/1/28 (a)	6,000	5,351
		115,986
Software – 0.4%
Clarivate Science Holdings Corp. 3.875% 7/1/28 (a)	21,000	17,976
Elastic N.V. 4.125% 7/15/29 (a)	14,000	11,847
NortonLifeLock, Inc. 5.00% 4/15/25 (a)	5,000	4,935
Open Text Corp. 3.875% 12/1/29 (a)	2,000	1,613
Twilio, Inc. 3.625% 3/15/29	9,000	7,515
Twitter, Inc. 3.875% 12/15/27 (a)	5,000	4,652
		48,538
Technology Hardware, Storage & Peripherals – 0.6%
Dell International LLC / EMC Corp. 6.20% 7/15/30	60,000	62,347
NCR Corp. 5.125% 4/15/29 (a)	8,000	7,470
		69,817
TOTAL INFORMATION TECHNOLOGY		356,649
MATERIALS – 2.0%
Chemicals – 0.9%
International Flavors & Fragrances, Inc. 2.30% 11/1/30 (a)	80,000	65,542
Methanex Corp. 5.125% 10/15/27	5,000	4,553
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	5,000	4,778
5.25% 6/1/27 (a)	5,000	4,414
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.00% 1/27/30 (a)	5,000	4,150
Olympus Water US Holding Corp. 6.25% 10/1/29 (a)	7,000	5,285
Sunnova Energy Corp. 5.875% 9/1/26 (a)	10,000	9,225
The Chemours Co. LLC 4.625% 11/15/29 (a)	9,000	7,425
		105,372
Construction Materials – 0.6%
Carrier Global Corp. 2.493% 2/15/27	70,000	64,408

See accompanying notes which are an integral part of the financial statements.
Annual Report	10

Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Construction Materials – continued
Patrick Industries, Inc. 4.75% 5/1/29 (a)	$ 6,000	$4,912
Stericycle, Inc. 5.375% 7/15/24 (a)	1,000	978
		70,298
Containers & Packaging – 0.2%
Berry Global Escrow Corp. 5.625% 7/15/27 (a)	15,000	14,647
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (a)	5,000	4,800
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75% 2/1/26	5,000	4,822
		24,269
Metals & Mining – 0.3%
ATI, Inc. 4.875% 10/1/29	6,000	5,368
Coeur Mining, Inc. 5.125% 2/15/29 (a)	3,000	2,185
Eldorado Gold Corp. 6.25% 9/1/29 (a)	5,000	3,998
ERO Copper Corp. 6.50% 2/15/30 (a)	10,000	7,406
IAMGOLD Corp. 5.75% 10/15/28 (a)	3,000	1,498
Infrabuild Australia Pty Ltd. 12.00% 10/1/24 (a)	4,000	3,773
Mineral Resources Ltd. 8.50% 5/1/30 (a)	10,000	10,073
		34,301
Paper & Forest Products – 0.0%
Mercer International, Inc. 5.125% 2/1/29	5,000	4,365
Pearl Merger Sub, Inc. 6.75% 10/1/28 (a)	4,000	3,594
		7,959
TOTAL MATERIALS		242,199
REAL ESTATE – 4.8%
Equity Real Estate Investment Trusts (REITs) – 3.2%
Alexandria Real Estate Equities, Inc. 2.00% 5/18/32	110,000	86,925
Boston Properties LP 2.45% 10/1/33	110,000	83,279
Duke Realty LP 2.875% 11/15/29	100,000	89,570
iStar, Inc. 5.50% 2/15/26	4,000	4,080

	Principal Amount	Value

MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	$ 5,000	$ 4,260
5.00% 10/15/27	15,000	13,475
Rithm Capital Corp. 6.25% 10/15/25 (a)	4,000	3,548
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 6.00% 1/15/30 (a)	17,000	11,987
WP Carey, Inc. 2.45% 2/1/32	110,000	87,584
		384,708
Real Estate Management & Development – 1.6%
CBRE Services, Inc. 2.50% 4/1/31	70,000	56,190
Corporate Office Properties LP 2.00% 1/15/29	80,000	63,191
Realogy Group LLC / Realogy Co-Issuer Corp. 5.25% 4/15/30 (a)	6,000	4,512
Vonovia SE 0.625% 3/24/31	100,000	75,767
		199,660
TOTAL REAL ESTATE		584,368
UTILITIES – 7.1%
Electric Utilities – 0.7%
Oncor Electric Delivery Co LLC 4.15% 6/1/32 (a)	70,000	69,783
Terraform Global Operating LP 6.125% 3/1/26 (a)	18,000	16,956
		86,739
Independent Power and Renewable Electricity Producers – 1.3%
The AES Corp.:
1.375% 1/15/26	70,000	62,105
2.45% 1/15/31	110,000	90,638
		152,743
Multi-Utilities – 5.1%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	100,000	93,884
Dominion Energy, Inc. 2.25% 8/15/31	110,000	91,142
Duke Energy Carolinas LLC 3.95% 11/15/28	90,000	88,416
NextEra Energy Capital Holdings, Inc. 1.90% 6/15/28	70,000	60,561
NiSource, Inc. 1.70% 2/15/31	120,000	93,878
Northern States Power Co. 2.25% 4/1/31	110,000	95,284
See accompanying notes which are an integral part of the financial statements.
11	Annual Report

Fidelity® Sustainable Core Plus Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – continued
PG&E Corp. 5.00% 7/1/28	$ 5,000	$4,440
Puget Energy, Inc. 4.224% 3/15/32	100,000	92,128
		619,733
TOTAL UTILITIES		859,215
TOTAL NONCONVERTIBLE BONDS (Cost $6,238,462)		5,889,192
U.S. Treasury Obligations – 23.0%

U.S. Treasury Bill 1.94% 4/20/23 (e)	950,000	931,423
U.S. Treasury Bonds:
2.25% 2/15/52	1,300,000	1,038,375
3.375% 8/15/42	30,000	29,274
2.50% 4/30/24 to 3/31/27	790,000	771,308
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,864,913)		2,770,380
U.S. Government Agency - Mortgage Securities – 14.4%

Fannie Mae – 0.4%
3.00% 5/1/52	24,681	22,858
4.50% 7/1/52	24,840	25,073
TOTAL FANNIE MAE		47,931
Freddie Mac – 0.4%
2.50% 12/1/51	49,814	44,606
Ginnie Mae – 3.0%
2.00% 9/1/52 (f)	100,000	88,332
2.00% 9/1/52 (f)(g)	75,000	66,264
2.50% 9/1/52 (f)	50,000	45,576
2.50% 9/1/52 (f)(g)	50,000	45,590
3.00% 9/1/52 (f)	75,000	70,390
3.50% 9/1/52 (f)	50,000	48,207
TOTAL GINNIE MAE		364,359
Uniform Mortgage Backed Securities – 10.6%
1.50% 9/1/52 (f)	50,000	40,965
2.00% 9/1/37 to 9/1/52 (f)	250,000	218,127
2.00% 9/1/37 to 9/1/52 (f)(g)	350,000	310,327
2.50% 9/1/52 (f)	325,000	290,266
3.00% 9/1/52 (f)	125,000	115,674
3.50% 9/1/52 (f)	100,000	95,328
4.00% 9/1/52 (f)	100,000	97,586
4.50% 9/1/52 (f)	75,000	74,537

	Principal Amount	Value

5.00% 9/1/52 (f)	$ 25,000	$ 25,227
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,268,037
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,759,620)		1,724,933
Asset-Backed Securities – 8.2%

Allegro CLO XV Ltd. Series 2022-1A, Class A CME TERM SOFR 3 MONTH INDEX + 1.50% 3.181% 7/20/35 (a)(c)(d)	$ 250,000	$ 245,108
Cedar Funding CLO Ltd. Series 16-6A, Class ARR 3 month U.S. LIBOR + 1.050% 3.76% 4/20/34 (a)(c)(d)	100,000	96,601
Cedar Funding XIV CLO Ltd. Series 2021-14A, Class A 3 month U.S. LIBOR + 1.100% 3.612% 7/15/33 (a)(c)(d)	250,000	244,272
Planet Fitness Master Issuer LLC Series 2019-1A, Class A2 3.858% 12/5/49 (a)	48,750	41,577
Symphony CLO XXVI Ltd. Series 2026-A, Class AR 3 month U.S. LIBOR + 1.080% 3.79% 4/20/33 (a)(c)(d)	320,000	311,486
Verizon Master Trust Series 2021-2, Class A 0.99% 4/20/28	54,000	50,853
TOTAL ASSET-BACKED SECURITIES (Cost $1,010,811)		989,897
Collateralized Mortgage Obligations – 1.7%

PRIVATE SPONSOR – 1.7%
BXHPP Trust Series 2021-FILM, Class A 1 month U.S. LIBOR + 0.650% 3.041% 8/15/36 (a)(c)(d)	125,000	118,356
SLG Office Trust Series 2021-OVA, Class A 2.585% 7/15/41 (a)	100,000	84,976
TOTAL PRIVATE SPONSOR		203,332
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $209,008)		203,332

See accompanying notes which are an integral part of the financial statements.
Annual Report	12

Convertible Bonds – 0.1%
	Principal Amount	Value
COMMUNICATION SERVICES – 0.1%
Media – 0.1%
DISH Network Corp. 3.375% 8/15/26	$ 16,000	$ 11,513
FINANCIALS – 0.0%
Real Estate Management & Development – 0.0%
Redfin Corp. 0.50% 4/1/27	8,000	4,024
TOTAL CONVERTIBLE BONDS (Cost $18,154)		15,537

Common Stocks – 0.1%
	Shares
OIL, GAS & CONSUMABLE FUELS – 0.1%
Oil & Gas Exploration & Production – 0.1%
Denbury, Inc. (h)	19	1,689
EQT Corp.	30	1,434
		3,123
Oil & Gas Refining & Marketing – 0.0%
New Fortress Energy, Inc.	42	2,409
TOTAL OIL, GAS & CONSUMABLE FUELS		5,532
TOTAL COMMON STOCKS (Cost $4,516)		5,532

Bank Loan Obligations – 0.0%
	Principal Amount
INDUSTRIALS – 0.0%
Construction & Engineering – 0.0%
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan 3 month U.S. LIBOR + 4.250% 7.033% 6/21/24 (c)(d)(i)	$ 2,992	2,726
TOTAL BANK LOAN OBLIGATIONS (Cost $2,861)		2,726
TOTAL INVESTMENT IN SECURITIES – 96.4% (Cost $12,108,345)		11,601,529
NET OTHER ASSETS (LIABILITIES) – 3.6%		435,028
NET ASSETS – 100.0%		$ 12,036,557

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,524,494 or 21.0% of net assets.
(b)	Security is perpetual in nature with no stated maturity date.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	A portion of the security sold on a delayed delivery basis.
(h)	Non-income producing.
(i)	Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
See accompanying notes which are an integral part of the financial statements.
13	Annual Report

Fidelity® Sustainable Core Plus Bond ETF
Schedule of Investments–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	1	September 2022	$ 123,689	$ 2,121	$ 2,121
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	December 2022	$ 208,328	$ (727)	$ (727)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	December 2022	221,641	(2,531)	(2,531)
Total Treasury Contracts					$ (3,258)
Total Futures Contracts					$ (1,137)
The notional amount of futures purchased as a percentage of Net Assets is 3.6%
The notional amount of futures sold as a percentage of Net Assets is 1.0%
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealised Appreciation/ (Depreciation)
USD	113,747	GBP	93,000	Goldman Sachs Bank USA	9/15/22	$ 5,683
USD	360,170	EUR	352,000	BNP Paribas SA	9/15/22	6,126
GBP	1,000	USD	1,212	JPMorgan Chase Bank, N.A.	9/15/22	(50)
USD	1,536	EUR	1,500	BNP Paribas SA	9/15/22	27
USD	1,535	EUR	1,500	JPMorgan Chase Bank, N.A.	9/15/22	27
USD	1,543	EUR	1,500	BNP Paribas SA	9/15/22	34
GBP	1,000	USD	1,201	Citibank NA	9/15/22	(39)
EUR	2,000	USD	1,996	JPMorgan Chase Bank, N.A.	9/15/22	15
GBP	1,000	USD	1,184	JPMorgan Chase Bank, N.A.	9/15/22	(22)
EUR	1,000	USD	996	JPMorgan Chase Bank, N.A.	9/15/22	10
GBP	1,000	USD	1,181	Brown Brothers Harriman & Co.	9/15/22	(19)
EUR	6,000	USD	6,011	BNP Paribas SA	9/15/22	24
GBP	2,000	USD	2,328	Goldman Sachs Bank USA	9/15/22	(4)
EUR	8,500	USD	8,548	BNP Paribas SA	9/15/22	1
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$11,813
Unrealized Appreciation						11,947
Unrealized Depreciation						(134)

Currency Abbreviations
USD	United States Dollar
GBP	British Pound
EUR	Euro
See accompanying notes which are an integral part of the financial statements.
Annual Report	14

Investment Valuation
The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 5,889,192	$ —	$ 5,889,192	$ —
U.S. Treasury Obligations	2,770,380	—	2,770,380	—
U.S. Government Agency - Mortgage Securities	1,724,933	—	1,724,933	—
Asset-Backed Securities	989,897	—	989,897	—
Collateralized Mortgage Obligations	203,332	—	203,332	—
Convertible Bonds	15,537	—	15,537	—
Common Stocks	5,532	5,532	—	—
Bank Loan Obligations	2,726	—	2,726	—
Total Investments in Securities:	$ 11,601,529	$ 5,532	$ 11,595,997	$ —

Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 11,947	$ —	$ 11,947	$ —
Futures Contracts	2,121	2,121	—	—
Total Assets	$ 14,068	$ 2,121	$ 11,947	$ —
Liabilities
Futures Contracts	$ (3,258)	$ (3,258)	$ —	$ —
Forward Foreign Currency Contracts	(134)	—	(134)	—
Total Liabilities	$ (3,392)	$ (3,258)	$ (134)	$ —
Total Derivative Instruments:	$ 10,676	$ (1,137)	$ 11,813	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$11,947	$ (134)
Total Foreign Exchange Risk	$11,947	$ (134)
Interest Rate Risk
Futures Contracts(b)	2,121	(3,258)
Total Interest Rate Risk	$ 2,121	$(3,258)
Total Value of Derivatives	$14,068	$(3,392)

(a)	Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(b)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	81.1%
Cayman Islands	5.5%
Canada	2.2%
Jersey, Channel Islands	2.1%
Netherlands	1.3%
Others (Individually Less Than 1%)	4.2%
96.4%
See accompanying notes which are an integral part of the financial statements.
15	Annual Report

Fidelity® Sustainable Low Duration Bond ETF
Schedule of Investments August 31, 2022
Showing Percentage of Net Assets
Nonconvertible Bonds – 68.2%
	Principal Amount	Value
COMMUNICATION SERVICES – 1.0%
Diversified Telecommunication Services – 0.5%
AT&T, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.640% 2.635% 3/25/24 (a)(b)	$ 25,000	$ 24,842
Media – 0.5%
Discovery Communications LLC 2.95% 3/20/23	25,000	24,881
TOTAL COMMUNICATION SERVICES		49,723
CONSUMER DISCRETIONARY – 4.5%
Automobiles – 2.0%
American Honda Finance Corp. 0.40% 10/21/22	50,000	49,833
General Motors Financial Co., Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.760% 2.525% 3/8/24 (a)(b)	50,000	49,268
		99,101
Hotels, Restaurants & Leisure – 0.5%
Starbucks Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.420% 2.714% 2/14/24 (a)(b)	25,000	24,864
Specialty Retail – 2.0%
AutoZone, Inc. 3.125% 7/15/23	25,000	24,836
The Home Depot, Inc. 2.70% 4/1/23	75,000	74,668
		99,504
TOTAL CONSUMER DISCRETIONARY		223,469
CONSUMER STAPLES – 0.5%
Food Products – 0.5%
Conagra Brands, Inc. 3.20% 1/25/23	25,000	24,928
ENERGY – 3.5%
Oil, Gas & Consumable Fuels – 3.5%
Canadian Natural Resources Ltd. 2.95% 1/15/23	25,000	24,868
Chevron Corp. 1.141% 5/11/23	50,000	49,154
Enbridge, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.400% 2.695% 2/17/23 (a)(b)	50,000	49,839
MPLX LP 3.375% 3/15/23	50,000	49,961
TOTAL ENERGY		173,822

	Principal Amount	Value
FINANCIALS – 36.6%
Banks – 14.4%
Bank of Nova Scotia U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 2.665% 7/31/24 (a)(b)	$ 50,000	$ 49,271
Canadian Imperial Bank of Commerce U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.800% 2.751% 3/17/23 (a)(b)	75,000	75,037
Fifth Third Bancorp 1.625% 5/5/23	25,000	24,659
JPMorgan Chase & Co.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.580% 2.479% 3/16/24 (a)(b)	75,000	74,479
3 month U.S. LIBOR + 1.230% 4.013% 10/24/23 (a)(b)	75,000	75,058
Mitsubishi UFJ Financial Group, Inc. 3 month U.S. LIBOR + 0.740% 3.822% 3/2/23 (a)(b)	75,000	75,172
Royal Bank of Canada:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.340% 2.443% 10/7/24 Series MTN (a)(b)	50,000	49,136
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.360% 2.645% 7/29/24 (a)(b)	50,000	49,269
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 2.694% 10/26/23 (a)(b)	50,000	49,726
The Toronto-Dominion Bank:
0.75% 6/12/23	50,000	48,853
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.355% 2.048% 3/4/24 (a)(b)	50,000	49,505
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 2.748% 1/27/23 (a)(b)	50,000	49,981
Wells Fargo & Co. 1.654% 6/2/24 (b)	50,000	48,988
		719,134
Capital Markets – 6.0%
Goldman Sachs Group, Inc.:
3.20% 2/23/23	75,000	74,864
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.390% 3.272% 3/15/24 (a)(b)	75,000	75,117

See accompanying notes which are an integral part of the financial statements.
Annual Report	16

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Capital Markets – continued
Morgan Stanley 3 month U.S. LIBOR + 1.400% 4.183% 10/24/23 (a)(b)	$ 75,000	$75,069
The Bank of New York Mellon Corp. 2.95% 1/29/23	75,000	74,776
		299,826
Consumer Finance – 5.4%
Air Lease Corp. 2.75% 1/15/23	50,000	49,725
American Express Co.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.230% 2.524% 11/3/23 (a)(b)	50,000	49,696
3.40% 2/27/23	75,000	74,941
Capital One Financial Corp.:
2.60% 5/11/23	25,000	24,817
3.20% 1/30/23	25,000	24,955
Toyota Motor Credit Corp.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.650% 2.691% 12/29/23 (a)(b)	20,000	20,029
2.90% 3/30/23	25,000	24,915
		269,078
Diversified Financial Services – 7.8%
Bank of America Corp. 3.30% 1/11/23	75,000	74,941
Bank of Nova Scotia 1.95% 2/1/23	50,000	49,681
BNP Paribas S.A. 3.25% 3/3/23	50,000	49,950
Capital One Financial Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.350% 3.644% 5/9/25 (a)(b)	15,000	14,801
Citigroup, Inc. 3.375% 3/1/23	50,000	49,982
Mitsubishi UFJ Financial Group, Inc. 3.455% 3/2/23	75,000	74,962
Morgan Stanley 3.125% 1/23/23	75,000	74,894
		389,211
Insurance – 3.0%
Equitable Financial Life Global Funding U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.390% 2.494% 4/6/23 (a)(b)(c)	75,000	74,893
Equitable Holdings, Inc. 3.90% 4/20/23	25,000	25,030

	Principal Amount	Value

Marsh & McLennan Cos, Inc. 3.30% 3/14/23	$ 50,000	$ 49,841
		149,764
TOTAL FINANCIALS		1,827,013
HEALTH CARE – 4.5%
Health Care Providers & Services – 2.5%
Elevance Health, Inc. 0.45% 3/15/23	25,000	24,546
Humana, Inc. 2.90% 12/15/22	25,000	24,965
UnitedHealth Group, Inc. 2.875% 3/15/23	75,000	74,861
		124,372
Pharmaceuticals – 2.0%
AbbVie, Inc. 2.85% 5/14/23	25,000	24,860
Bristol-Myers Squibb Co. 3.25% 2/20/23	75,000	74,920
		99,780
TOTAL HEALTH CARE		224,152
INDUSTRIALS – 3.0%
Machinery – 3.0%
Caterpillar Financial Services Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.270% 2.085% 9/13/24 (a)(b)	75,000	74,314
John Deere Capital Corp. 2.70% 1/6/23	75,000	74,909
TOTAL INDUSTRIALS		149,223
INFORMATION TECHNOLOGY – 2.5%
Semiconductors & Semiconductor Equipment – 1.0%
Analog Devices, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.250% 2.302% 10/1/24 (a)(b)	50,000	49,297
Software – 1.0%
Microsoft Corp. 2.375% 5/1/23	50,000	49,671
Technology Hardware, Storage & Peripherals – 0.5%
Dell International LLC / EMC Corp. 5.45% 6/15/23	25,000	25,256
TOTAL INFORMATION TECHNOLOGY		124,224
MATERIALS – 0.5%
Chemicals – 0.5%
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (c)	25,000	24,974
See accompanying notes which are an integral part of the financial statements.
17	Annual Report

Fidelity® Sustainable Low Duration Bond ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – 1.5%
Equity Real Estate Investment Trusts (REITs) – 1.5%
Simon Property Group LP U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.430% 2.547% 1/11/24 (a)(b)	$ 75,000	$ 74,309
UTILITIES – 10.1%
Electric Utilities – 1.0%
Duke Energy Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.250% 2.049% 6/10/23 (a)(b)	25,000	24,884
The Southern Co. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.370% 2.664% 5/10/23 (a)(b)	25,000	24,876
		49,760
Multi-Utilities – 9.1%
Duke Energy Carolinas LLC 3.05% 3/15/23	75,000	74,684
Eversource Energy U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.250% 2.545% 8/15/23 (a)(b)	50,000	49,676
Mississippi Power Co. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.300% 2.314% 6/28/24 (a)(b)	50,000	49,201
NextEra Energy Capital Holdings, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 2.694% 11/3/23 (a)(b)	50,000	49,572
Southern California Edison Co.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.470% 2.766% 12/2/22 (a)(b)	50,000	49,950
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.830% 2.882% 4/1/24 (a)(b)	75,000	74,331
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 2.095% 9/14/23 (a)(b)	50,000	49,752
Tampa Electric Co. 3.875% 7/12/24	7,000	6,969
Virginia Electric & Power Co. 2.75% 3/15/23	50,000	49,764
		453,899
TOTAL UTILITIES		503,659
TOTAL NONCONVERTIBLE BONDS (Cost $3,418,463)		3,399,496
U.S. Treasury Obligations – 23.7%
	Principal Amount	Value
U.S. Treasury Bill:
2.327% 12/8/22 (d)	$ 300,000	$ 297,715
2.984% 4/20/23 (d)	600,000	588,267
3.198% 2/2/23 (d)	300,000	295,961
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,183,061)		1,181,943
Asset-Backed Securities – 3.5%

BMW Vehicle Lease Trust Series 2021-2, Class A3 0.33% 12/26/24	20,000	19,450
BMW Vehicle Owner Trust Series 2022-A, Class A2B U.S. SECURED OVERNIGHT FINL RATE 30 DAY AVERAGE (SOFR30A) INDX + 0.520% 2.703% 12/26/24 (a)(b)	23,000	23,022
CarMax Auto Owner Trust 2022-2, Class A2B U.S. SECURED OVERNIGHT FINL RATE 30 DAY AVERAGE (SOFR30A) INDX + 0.600% 2.483% 5/15/25 (a)(b)	8,000	7,999
CarMax Auto Owner Trust Series 2021-1, Class A3 0.34% 12/15/25	9,379	9,132
Carmax Auto Owner Trust Series 2022-3, Class A2A 3.81% 9/15/25	12,000	11,979
Ford Credit Auto Lease Trust 2022-A, Class A2B U.S. SECURED OVERNIGHT FINL RATE 30 DAY AVERAGE (SOFR30A) INDX + 0.600% 2.483% 10/15/24 (a)(b)	8,000	8,003
Ford Credit Auto Owner Trust Series 2022-B, Class A2B U.S. SECURED OVERNIGHT FINL RATE 30 DAY AVERAGE (SOFR30A) INDX + 0.600% 2.483% 2/15/25 (a)(b)	11,000	11,007
GM Financial Automobile Leasing Trust 2022-2, Class A2 2.93% 10/21/24	10,000	9,918
GM Financial Automobile Leasing Trust Series 2021-3, Class A3 0.39% 10/21/24	25,000	24,209
GM Financial Consumer Automobile Receivables Trust 2022-3, Class A2A 3.50% 9/16/25	23,000	22,870
Hyundai Auto Receivables Trust Series 2022-B,Class A2A 3.64% 5/15/25	14,000	13,945

See accompanying notes which are an integral part of the financial statements.
Annual Report	18

Asset-Backed Securities – continued
	Principal Amount	Value
World Omni Auto Receivables Trust 2022-B, Class A2B U.S. SECURED OVERNIGHT FINL RATE 30 DAY AVERAGE (SOFR30A) INDX + 0.570% 2.453% 10/15/25 (a)(b)	$ 11,000	$ 11,021
TOTAL ASSET-BACKED SECURITIES (Cost $172,768)		172,555

Money Market Fund – 10.3%
	Shares
Fidelity Cash Central Fund, 2.33% (e) (Cost $513,294)	513,191	513,294
TOTAL INVESTMENT IN SECURITIES – 105.7% (Cost $5,287,586)		5,267,288
NET OTHER ASSETS (LIABILITIES) – (5.7%)		(286,289)
NET ASSETS – 100.0%		$ 4,980,999

Legend
(a)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $99,867 or 2.0% of net assets.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.33%	$—	$2,094,838	$1,581,544	$850	$—	$—	$513,294	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
19	Annual Report

Fidelity® Sustainable Low Duration Bond ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 3,399,496	$ —	$ 3,399,496	$ —
U.S. Treasury Obligations	1,181,943	—	1,181,943	—
Asset-Backed Securities	172,555	—	172,555	—
Money Market Funds	513,294	513,294	—	—
Total Investments in Securities:	$ 5,267,288	$ 513,294	$ 4,753,994	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	90.8%
Canada	10.9%
Japan	3.0%
France	1.0%
105.7%
See accompanying notes which are an integral part of the financial statements.
Annual Report	20

[THIS PAGE INTENTIONALLY LEFT BLANK]
21

Financial Statements
Statements of Assets and Liabilities
August 31, 2022
	Fidelity Sustainable Core Plus Bond ETF	Fidelity Sustainable Low Duration Bond ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$11,601,529	$4,753,994
Fidelity Central Funds	—	513,294
Total Investments in Securities	$11,601,529	$5,267,288
Segregated cash with brokers for derivative instruments	6,818	—
Cash	1,389,962	—
Foreign currency held at value (cost $6,094 and $—, respectively)	6,061	—
Receivable for investments sold
Regular delivery	686,120	—
Delayed delivery	429,588	—
Unrealized appreciation on forward foreign currency contracts	11,947	—
Distributions receivable from Fidelity Central Funds	—	134
Dividends receivable	5	—
Interest receivable	81,351	19,528
Receivable for daily variation margin on futures contracts	934	—
Total assets	14,214,315	5,286,950
Liabilities
Payable for investments purchased
Regular delivery	33,339	296,006
Delayed delivery	2,109,352	—
Unrealized depreciation on forward foreign currency contracts	134	—
Dividends payable	31,250	8,700
Accrued management fees	3,683	1,245
Total liabilities	2,177,758	305,951
Net Assets	$12,036,557	$4,980,999
Net Assets consist of:
Paid in capital	$12,505,876	$5,000,824
Total accumulated earnings (loss)	(469,319)	(19,825)
Net Assets	$12,036,557	$4,980,999
Shares outstanding	250,000	100,000
Net Asset Value per share	$ 48.15	$ 49.81
Investments at cost – Unaffiliated issuers	$12,108,345	$4,774,292
Investments at cost – Fidelity Central Funds	—	513,294
Investments at cost	$12,108,345	$5,287,586
See accompanying notes which are an integral part of the financial statements.
Annual Report	22

Statements of Operations
For the year ended August 31, 2022
	Fidelity Sustainable Core Plus Bond ETFA	Fidelity Sustainable Low Duration Bond ETFA
Investment Income
Dividends	$ 13	$ 1
Interest	141,137	32,528
Income from Fidelity Central Funds	—	850
Total income	141,150	33,379
Expenses
Management fees	16,387	5,548
Independent trustees' fees and expenses	10	4
Total expenses	16,397	5,552
Expense reductions	—	(12)
Total expenses	16,397	5,540
Net investment income (loss)	124,753	27,839
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(2,213)	(265)
Net realized gain (loss) on forward foreign currency contracts	32,070	—
Net realized gain (loss) on futures contracts	(323)	—
Net realized gain (loss) on foreign currency transactions	(2,658)	—
Total net realized gain (loss)	26,876	(265)
Change in net unrealized appreciation (depreciation) on investment securities	(506,816)	(20,299)
Change in net unrealized appreciation (depreciation) on futures contracts	(1,137)	—
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts	11,813	—
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	(308)	—
Total change in net unrealized appreciation (depreciation)	(496,448)	(20,299)
Net gain (loss)	(469,572)	(20,564)
Net increase (decrease) in net assets resulting from operations	$(344,819)	$ 7,275

A	For the period April 19, 2022 (commencement of operations) through August 31, 2022.
See accompanying notes which are an integral part of the financial statements.
23	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Sustainable Core Plus Bond ETF	Fidelity Sustainable Low Duration Bond ETF
	Year ended August 31, 2022A	Year ended August 31, 2022A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 124,753	$ 27,839
Net realized gain (loss)	26,876	(265)
Change in net unrealized appreciation (depreciation)	(496,448)	(20,299)
Net increase (decrease) in net assets resulting from operations	(344,819)	7,275
Distributions to shareholders	(124,500)	(27,100)
Share transactions
Proceeds from sales of shares	12,505,876	5,000,824
Net increase (decrease) in net assets resulting from share transactions	12,505,876	5,000,824
Total increase (decrease) in net assets	12,036,557	4,980,999
Net Assets
Beginning of period	—	—
End of period	$12,036,557	$4,980,999
Other Information
Shares
Sold	250,000	100,000
Redeemed	—	—
Net increase (decrease)	250,000	100,000

A	For the period April 19, 2022 (commencement of operations) through August 31, 2022.
See accompanying notes which are an integral part of the financial statements.
Annual Report	24

Financial Highlights
Fidelity Sustainable Core Plus Bond ETF
Year ended August 31, 2022A
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss)B,C	0.499
Net realized and unrealized gain (loss)	(1.851)
Total from investment operations	(1.352)
Distributions from net investment income	(0.498)
Total distributions	(0.498)
Net asset value, end of period	$ 48.15
Total ReturnD,E	(2.72)%
Ratios to Average Net AssetsB,F,G,H
Expenses before reductions	.36%
Expenses net of fee waivers, if any	.36%
Expenses net of all reductions	.36%
Net investment income (loss)	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$12,037
Portfolio turnover rateI,J	11%

A	For the period April 19, 2022 (commencement of operations) through August 31, 2022.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Annualized.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
25	Annual Report

Financial Statements  – continued
Financial Highlights
Fidelity Sustainable Low Duration Bond ETF
Year ended August 31, 2022A
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss)B,C	0.278
Net realized and unrealized gain (loss)	(0.197)
Total from investment operations	0.081
Distributions from net investment income	(0.271)
Total distributions	(0.271)
Net asset value, end of period	$ 49.81
Total ReturnD,E	0.16%
Ratios to Average Net AssetsB,F,G,H
Expenses before reductions	.30%
Expenses net of fee waivers, if any	.30%
Expenses net of all reductions	.30%
Net investment income (loss)	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,981
Portfolio turnover rateI,J	4%

A	For the period April 19, 2022 (commencement of operations) through August 31, 2022.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Annualized.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Amount not annualized.
See accompanying notes which are an integral part of the financial statements.
Annual Report	26

Notes to Financial Statements
For the period ended August 31, 2022
1. Organization.
Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect exposure to certain issuers, sectors, regions, and countries and may affect performance depending on whether certain investments are in or out of favor. The criteria related to ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
(a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund’s most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
27	Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of each Fund’s Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca). Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations
Annual Report	28

3. Significant Accounting Policies – continued

may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to capital loss carryforwards, premium and discount on debt securities, equity-debt classifications, foreign currency transactions, futures transactions, and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Sustainable Core Plus Bond ETF	$ 12,122,995	$ 2,199	$ (523,665)	$ (521,466)
Fidelity Sustainable Low Duration Bond ETF	5,287,586	148	(20,446)	(20,298)
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Sustainable Core Plus Bond ETF	$ 49,401	$ —	$ —	$ (521,774)
Fidelity Sustainable Low Duration Bond ETF	739	—	(265)	(20,298)
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
	Short-term	Long-term	Total capital loss carryforward
Fidelity Sustainable Low Duration Bond ETF	$ (265)	$ —	$ (265)
29	Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

The tax character of distributions paid was as follows:
August 31, 2022
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity Sustainable Core Plus Bond ETFA	$ 124,500	$ —	$ —	$ 124,500
Fidelity Sustainable Low Duration Bond ETFA	27,100	—	—	27,100

A	For the period April 19, 2022 (commencement of operations) through August 31, 2022.
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund’s portfolio turnover rate.
Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a Funds' right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.
TBA securities subject to a forward commitment to sell at period end are included at the end of each applicable Fund's Schedule of Investments under the caption "TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the each applicable Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):
Annual Report	30

4. Derivative Instruments – continued

Foreign Exchange Risk        Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk        Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty’s unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.
Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Sustainable Core Plus Bond ETF
Foreign Exchange Risk
Forward Foreign Currency Contracts	$ 32,070	$ 11,813
Total Foreign Exchange Risk	32,070	11,813
Interest Rate Risk
Futures Contracts	(323)	(1,137)
Total Interest Rate Risk	(323)	(1,137)
Totals	$ 31,747	$ 10,676
If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.
Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.
Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.
31	Annual Report

Notes to Financial Statements  – continued
4. Derivative Instruments – continued

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption “Forward Foreign Currency Contracts.” The contract amount and unrealized appreciation (depreciation) reflects each contract’s exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Sustainable Core Plus Bond ETF	7,668,603	196,947
Fidelity Sustainable Low Duration Bond ETF	1,861,187	75,621
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund’s average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Fee Rate
Fidelity Sustainable Core Plus Bond ETF	.36%
Fidelity Sustainable Low Duration Bond ETF	.30%
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.
7. Expense Reductions.
Through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses by the following amounts:
Amount
Fidelity Sustainable Low Duration Bond ETF	$ 12
8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
Annual Report	32

9. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund’s investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund’s level of investment in the securities of that issuer.
33	Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Merrimack Street Trust and the Shareholders of Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF (the “Funds”), each a fund of Fidelity Merrimack Street Trust, including the schedules of investments, as of August 31, 2022, the related statements of operations, the statements of changes in net assets and the financial highlights for the period from April 19, 2022 (commencement of operations) through August 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, and the results of their operations, the changes in their net assets and the financial highlights for the period from April 19, 2022 (commencement of operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 19, 2022
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Annual Report	34

Trustees and Officers (Unaudited)
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 297 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a fee copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifiﬁcations of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds’ Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
35	Annual Report

Trustees and Officers (Unaudited)  – continued
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds’ activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds’ business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds’ exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds’ activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds’ Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds’ Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2012
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Annual Report	36

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2013
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2013
37	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2013
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2013
Trustee
Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Offiﬃcers:
Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Annual Report	38

Name, Year of Birth; Principal Occupation
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
39	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupation
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Annual Report	40

Name, Year of Birth; Principal Occupation
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
41	Annual Report

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 19, 2022 to August 31, 2022) for Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF.
The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2022 to August 31, 2022).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period March 1, 2022
Fidelity Sustainable Core Plus Bond ETF	0.36%
Actual		$ 1,000.00	$ 972.80	$ 1.79B
Hypothetical C		$ 1,000.00	$ 1,023.39	$ 1.84D
Fidelity Sustainable Low Duration Bond ETF	0.30%
Actual		$ 1,000.00	$ 1,001.60	$ 1.51B
Hypothetical C		$ 1,000.00	$ 1,023.69	$ 1.53D

B	Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 134/365 (to reflect the period April 19, 2022 to August 31, 2022).
A	Annualized expense ratio reflects expenses net of applicable fee waivers.
C	5% return per year before expenses.
D	Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Annual Report	42

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:
Fidelity Sustainable Core Plus Bond ETF	15%
Fidelity Sustainable Low Duration Bond ETF	18%
The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2022 to August 31, 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:
Fidelity Sustainable Core Plus Bond ETF	$104,053
Fidelity Sustainable Low Duration Bond ETF	$ 22,506
The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.
43	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable Core Plus Bond ETF
At its March 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity’s staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund’s investment objectives, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity’s global investment organization and that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally transfer agents, custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund’s Advisory Contracts. The Board considered the Investment Advisers’ strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered the fund’s proposed all-inclusive (subject to certain exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board noted that the fund’s proposed management fee rate is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
Based on its review, the Board concluded that the fund’s management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund’s Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund’s shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Annual Report	44

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund’s Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable Low Duration Bond ETF
At its March 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity’s staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund’s investment objectives, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity’s global investment organization and that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally transfer agents, custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund’s Advisory Contracts. The Board considered the Investment Advisers’ strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered the fund’s proposed all-inclusive (subject to certain exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board noted that the fund’s proposed management fee rate is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
Based on its review, the Board concluded that the fund’s management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund’s Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund’s shareholders.
45	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund’s Advisory Contracts should be approved.
Annual Report	46

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47	Annual Report

CPB-ANN-1022
1.9904943.100
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

Item 2.	Code of Ethics

As of the end of the period, August 31, 2022, Fidelity Merrimack Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond Factor ETF, and Fidelity Total Bond ETF (the “Funds”):

Services Billed by PwC

August 31, 2022 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond ETF	$34,300	$—	$7,000	$1,300
Fidelity Investment Grade Bond ETF	$36,100	$—	$7,300	$1,300
Fidelity Investment Grade Securitized ETF	$37,200	$—	$7,600	$1,400
Fidelity Limited Term Bond ETF	$36,100	$—	$7,300	$1,400
Fidelity Low Duration Bond Factor ETF	$36,300	$—	$7,400	$1,400
Fidelity Total Bond ETF	$38,800	$—	$7,800	$1,500

August 31, 2021 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond ETF	$33,300	$—	$6,800	$1,500
Fidelity Investment Grade Bond ETF	$25,600	$—	$7,100	$500
Fidelity Investment Grade Securitized ETF	$26,500	$—	$7,400	$600
Fidelity Limited Term Bond ETF	$35,100	$—	$7,100	$1,600
Fidelity Low Duration Bond Factor ETF	$35,400	$—	$7,200	$1,600
Fidelity Total Bond ETF	$37,800	$—	$7,600	$1,700

A	Amounts may reflect rounding.
B	Fidelity Investment Grade Bond ETF and Fidelity Investment Grade Securitized ETF commenced operations on March 2, 2021.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF (the “Funds”):

Services Billed by Deloitte Entities

August 31, 2022 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Sustainable Core Plus Bond ETF	$32,800	$—	$3,600	$200
Fidelity Sustainable Low Duration Bond ETF	$30,600	$—	$3,600	$200

August 31, 2021 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Sustainable Core Plus Bond ETF	$—	$—	$—	$—
Fidelity Sustainable Low Duration Bond ETF	$—	$—	$—	$—

A	Amounts may reflect rounding.
B	Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF commenced operations on April 19, 2022.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2022A	August 31, 2021A,B
Audit-Related Fees	$7,914,600	$8,959,700
Tax Fees	$353,200	$11,200
All Other Fees	$—	$—

A	Amounts may reflect rounding.
B	May contain amounts billed prior to Fidelity Investment Grade Bond ETF and Fidelity Investment Grade Securitized ETF’s commencement of operations.

Services Billed by Deloitte Entities

	August 31, 2022A,B	August 31, 2021A,B
Audit-Related Fees	$—	$—
Tax Fees	$—	$—
All Other Fees	$—	$—

A	Amounts may reflect rounding.
B	May include amounts billed prior to Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*       *       *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2022A,B	August 31, 2021A,B,C
PwC	$13,287,900	$14,324,300
Deloitte Entities	$465,200	$521,600

A	Amounts may reflect rounding. .
B	May contain amounts billed prior to Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF’s commencement of operations.
C	May contain amounts billed prior to the Fidelity Investment Grade Bond ETF and Fidelity Investment Grade Securitized ETF’s commencement of operations.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.	Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of August 31, 2022, the members of the Audit Committee were Elizabeth S. Acton, Ann E. Dunwoody, John Engler, Robert F. Gartland, Arthur E. Johnson, Michael E. Kenneally, Marie L. Knowles and Mark A. Murray.

Item 6.	Investments

(a) Not applicable.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2022

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2022